As filed with the U.S. Securities and Exchange Commission on October 2, 2017

File No. 333-111986

File No. 811-21475

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 114	☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 114	☒

RBC FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

50 South Sixth Street, Suite 2350
Minneapolis, MN 55402
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (612) 376-7128

Kathleen A. Gorman
50 South Sixth Street, Suite 2350
Minneapolis, MN 55402-4422
(612) 376-7128
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on [ ] pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on [ ] pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☒	on December 18, 2017 pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box: ☐

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PRELIMINARY PROSPECTUS

DATED OCTOBER 2, 2017

SUBJECT TO COMPLETION

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

RBC Impact Bond Fund
Prospectus

December 18, 2017

RBC Impact Bond Fund
Class I: [ ]
Class R6: [ ]

As with all mutual funds, the U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved the Fund shares described in this Prospectus or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Table of Contents

Fund Summaries
This Prospectus describes a fixed income fund (the “Fund”) offered by RBC Funds Trust. Carefully review this important section, which summarizes the Fund’s investment objectives, principal investment strategies and risks, past performance, and fees.	1	RBC Impact Bond Fund
	1	Important Additional Information

More on the Fund’s Investment Objectives, Principal Investment Strategies and Principal Risks
	7	Investment Objectives
	7	Principal Investment Strategies
	8	Investing for Temporary Defensive Purposes
	8	Principal Risks
	12	Additional Risks

Management
The Fund is managed by RBC Global Asset Management (U.S.) Inc. (the “Advisor”).	15	Investment Advisor
	16	Portfolio Managers

Shareholder Information
Review this section for details on how shares are valued, how to purchase, sell and exchange shares, related charges and payments of dividends and distributions.	17	Pricing of Fund Shares
	19	Investment Minimums
	22	Dividends and Distributions and Directed Dividend Option
	23	Selling Your Shares
	24	Instructions for Selling Shares (Redemptions)
	28	Exchanging Your Shares
	28	Additional Policies on Exchanges

Table of Contents

28	Additional Shareholder Services
29	Market Timing and Excessive Trading
30	Disclosure of Portfolio Holdings
31	Shareholder Servicing Plan
31	Dividends, Distributions and Taxes
33	Organizational Structure

Financial Highlights
34

Privacy Policy
37

Back Cover
Where to Learn More About the Fund

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Fund Summary	RBC Impact Bond Fund

Investment Objective

The Fund seeks to achieve a high level of current income consistent with preservation of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class I		Class R6
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None		None
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	None		None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[ ]	%	[ ]	%
Distribution and Service (12b-1) Fees	None		None
Other Expenses[1]	[ ]	%	[ ]	%
Total Annual Fund Operating Expenses	[ ]	%	[ ]	%
Fee Waiver and/or Expense Reimbursement[2]	([ ]	)%	([ ]	)%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[ ]	%	[ ]	%

[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.

[2]	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund’s total expenses (excluding brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation and indemnification, other expenses not incurred in the ordinary course of the Fund’s business and acquired fund fees and expenses) to [ ]% of the Fund’s average daily net assets for Class I shares and [ ]% for Class R6 shares. This expense limitation agreement will remain in place until [ ] and may not be terminated by the Advisor prior to that date. The expense limitation agreement may be revised or terminated by the Fund’s board of trustees if the board consents to a revision or termination as being in the best interests of the Fund. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses during any of the previous 3 years, provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid. The Fund may not, however, recapture prior year expenses incurred under previous expense cap arrangements solely because of an increase in the current year’s expense cap.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class I		Class R6
One Year	$	[ ]	$	[ ]
Three Years	$	[ ]	$	[ ]

Fund Summary	RBC Impact Bond Fund

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund has not experienced any portfolio turnover because as of the date of this prospectus, the Fund has not commenced operations.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in fixed income securities of investments meeting the Fund’s impact criteria. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, convertible securities, municipal securities, mortgage-related, mortgage-backed and asset-backed securities, and obligations of U.S. governments and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest.

The Advisor will select investments that seek to generate returns while simultaneously achieving positive aggregate societal impact outcomes. The Advisor uses its impact methodology to measure the Funds’ investments on the basis of qualities that promote affordable quality shelter, small business growth, health and well-being, environmental sustainability, quality education, community development, diversity, reduced inequalities, and neighborhood revitalization.

The Fund will primarily invest in investment grade fixed income securities. The Fund may invest in securities of any market capitalization, duration, or maturity. The Fund may invest in securities of both U.S. and foreign issuers and will invest in a portfolio of fixed income securities denominated in U.S. Dollars.

In addition, the Fund may invest its assets in derivatives, which are instruments that have a value derived from or directly linked to an underlying asset. In particular, the Fund may use interest rate futures to manage portfolio risk. The Fund’s exposure to derivatives will vary. For purposes of meeting its 80% investment policy, the Fund may include derivatives that have characteristics similar to the Fund’s direct investments.

The Advisor uses a bottom-up, fundamental process combined with top-down risk management tools designed to meet the objectives of achieving a high level of current income consistent with preservation of capital.

Principal Risks

The value of your investment in the Fund will change daily, which means that you could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Advisor’s ability to make investment decisions that are suited to achieve the Fund’s investment objective.

Asset-Backed Securities Risk. Payments on asset-backed securities depend upon assets held by the issuer and collections of the underlying loans. The value of these securities depends on many factors, including changing interest rates, the availability of information about the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool, and any credit enhancement provided. In certain market conditions, asset-backed securities may experience volatile fluctuations in value and periods of illiquidity.

Fund Summary	RBC Impact Bond Fund

Credit Spread Risk. The Fund’s investments may be adversely affected if any of the issuers it is invested in are subject to an actual or perceived deterioration to their credit quality. Any actual or perceived deterioration may lead to an increase in the credit spreads and a decline in price of the issuer’s securities.

Derivatives Risk. Derivatives, including futures contracts, may be riskier than other types of investments and could result in losses that significantly exceed the Fund’s original investment. The performance of derivatives depends largely on the performance of their underlying reference asset, rate, or index; therefore, derivatives often have risks similar to those risks of the underlying reference asset, rate, or index, in addition to other risks. Many derivatives create leverage thereby causing the Fund to be more volatile than it would have been if it had not used derivatives. Derivatives may also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including the credit risk of the derivative counterparty. Certain of the Fund’s transactions in derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged.

Impact Investing Risk. The Fund’s impact investing criteria could cause it to perform differently compared to funds that do not apply such criteria. The application of these criteria may result in the Fund’s forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for impact investing reasons when it might be otherwise disadvantageous for it to do so. In addition, there is a risk that the securities identified by the impact criteria do not operate as expected in achieving the expected impact. There are significant differences in interpretations of what it means for a security to achieve a positive impact. Although the Advisor believes its definitions are reasonable, the portfolio decisions it makes may differ with others investors’ or advisers’ views.

Interest Rate Risk. The Fund’s yield and value will fluctuate as the general level of interest rates change. During periods when interest rates are low, the Fund’s yield may also be low. When interest rates increase, securities held by the Fund will generally decline in value. Interest rate changes are influenced by a number of factors including government policy, inflation expectations, and supply and demand. Municipal securities may be issued on a when-issued or delayed delivery basis, where payment and delivery take place at a future date. The Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price.

Investment Grade Securities Risk. The Fund primarily invests in investment grade rated securities. Investment grade rated securities are assigned credit ratings by ratings agencies on the basis of the creditworthiness or risk of default of a bond issue. Rating agencies review, from time to time, such assigned ratings of the securities and may subsequently downgrade the rating if economic circumstances impact the relevant bond issues.

Issuer/Credit Risk. There is a possibility that issuers of securities in which the Fund may invest may default on the payment of interest or principal on the securities when due, which could cause the Fund to lose money.

Market Risk. The markets in which the Fund invests may go down in value, sometimes sharply and unpredictably. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses. The Fund’s investments may be overweighted from time to time in one or more sectors, which will increase the Fund’s exposure to risk of loss from adverse developments affecting those sectors.

Mortgage-Related Securities Risk. Mortgage-related securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property, and include pass-through securities and Collateralized Mortgage Obligations (“CMOs”). Mortgage pass-through securities are securities representing interests in “pools” of mortgages in which payments of both interest and principal on the securities are made monthly, in effect “passing through” monthly payments made by the individual borrowers on the underlying residential mortgage loans. Early repayment of principal on mortgage pass-through securities may expose the Fund to a lower rate of return upon reinvestment of principal. CMOs are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. CMOs are issued in multiple classes, and each class

Fund Summary	RBC Impact Bond Fund

may have its own interest rate and/or maturity. The value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of non-payment.

Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities. Upward trends in interest rates tend to lengthen the average life of mortgage-related securities and also cause the value of outstanding securities to drop. Thus, during periods of rising interest rates, the value of these securities held by the Fund would tend to drop and the portfolio-weighted average life of such securities held by the Fund may tend to lengthen due to this effect. Longer-term securities tend to experience more price volatility.

Municipal Obligations Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial status may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund’s income or adversely impact the ability to seek a high level of current income and capital growth over the long term.

Prepayment Risk. The value of some mortgage-backed and asset-backed securities in which the Fund invests may fall due to unanticipated levels of principal prepayments that can occur when interest rates decline.

Reinvestment Risk. Reinvestment risk is the risk that a fixed income security’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original security. Call risk is a type of reinvestment risk. It is the possibility that during periods of falling interest rates, issuers may call securities with higher coupon or interest rates before maturity. If a security is called, the Fund may have to reinvest the proceeds at lower interest rates resulting in a decline in the Fund’s income.

Performance Information

The Fund has not commenced operations as of the date of this prospectus. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

Investment Advisor

RBC Global Asset Management (U.S.) Inc.

Portfolio Manager

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

●	Brian Svendahl, Managing Director and Senior Portfolio Manager of the Advisor, has been a Co-Portfolio Manager of the Fund since 2017.

●	Scott Kirby, Senior Portfolio Manager of the Advisor, has been a Co-Portfolio Manager of the Fund since 2017.

Fund Summary	RBC Impact Bond Fund

Tax Information

The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or a combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case you may be taxed later upon withdrawal of your investment from such arrangement.

For important information about “Purchase and Sale of Fund Shares” and “Payments to Broker-Dealers and Other Financial Intermediaries,” please turn to “Important Additional Information” on page [ ] of this Prospectus.

Important Additional Information

Purchase and Sale of Fund Shares

You may purchase or redeem (sell) shares of the Fund by phone (1-800-422-2766), by mail (RBC Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701) or by wire. The following table provides the Fund’s minimum initial and subsequent investment requirements, which may be reduced or modified in some cases.

Minimum Initial Investment:
Class I	$[ ] ($0 for Qualified Retirement Plans)
Class R6	$[ ] for Institutional Investors[1]
$[ ] for Eligible Investors[1]
Minimum Subsequent Investment:
Class I	None
Class R6	None
1	For more information about Institutional Investors and Eligible Investors see “Additional Information About Purchasing and Selling Shares” on page 24 in this Prospectus.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or the Advisor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

More on the Fund’s Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objectives

The Fund’s investment objective described in the “Fund Summary” section of this Prospectus is non-fundamental and may be changed by the Board of Trustees (“Board”) without shareholder approval.

Principal Investment Strategies

The information below describes in greater detail the Fund’s principal investment strategies. The Fund will provide shareholders with at least 60 days’ prior notice of any changes in its 80% investment policy. A full discussion of all permissible investments can be found in the Fund’s Statement of Additional Information (“SAI”).

RBC Impact Bond Fund. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in fixed income securities of investments meeting the Fund’s impact criteria. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, convertible securities, municipal securities, mortgage-related, mortgage-backed (including U.S. agency mortgage pass-through securities, commercial mortgage-backed securities and mortgage to-be-announced securities) and asset-backed securities, and obligations of U.S. and foreign governments and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest. For the purposes of this strategy, “bonds” include, but are not limited to, corporate bonds and green bonds (which are bonds with proceeds that are used to fund eligible projects with specific environmental benefits), and U.S.-registered dollar-denominated debt obligations of foreign issuers.

The Advisor will select investments that seek to generate returns while simultaneously achieving positive aggregate societal impact outcomes. The Advisor uses its impact methodology to measure the Funds’ investments on the basis of qualities that promote the following:

●	Affordable Quality Shelter: Promote access for all to adequate, safe, and affordable housing.

●	Small Business Growth: Support the growth of small businesses and decent job creation, including increasing access to financial services for entrepreneurs.

●	Health and Well-being: Improve access to quality essential health-care services and access to safe and affordable medicines, especially in underserved communities.

●	Environmental Sustainability: Promote resource and energy efficiency, sustainable consumption and production, and a reduction of environmental degradation and pollution.

●	Quality Education: Expand access to equitable, quality, and affordable education for all people.

●	Community Development: Invest in infrastructure in both urban and rural areas in ways that help empower communities and foster sustainable economic development.

●	Diversity: Promote the social, economic and political inclusion of all, regardless of age, sex, disability, race, ethnicity, origin, religion or economic or other status.

●	Reduced Inequalities: Support equal access to economic resources and growth for all people.

●	Neighborhood Revitalization: Practice stewardship in revitalizing neighborhoods and communities.

The Fund’s methodology uses a systematic process that relies on fundamental and quantitative research from a variety of sources to select and weight investments. Securities are selected and weightings are allocated based on the qualities noted above, as determined by the Advisor, in conjunction with forecasts of return, risk and transaction costs. The qualities that the Advisor considers may change at any time and one or more societal impact outcomes may not be relevant to all companies that are eligible for investment. The Fund does not intend to use the methodology for all instruments in which it may invest and the model may evolve over time.

The Fund will primarily invest in investment grade fixed income securities. The Fund may hold fixed income securities of any rating (i.e. including below investment grade (junk bonds) if an investment grade security that it holds is downgraded). The Fund may invest in securities of any market capitalization, duration, or maturity. The Fund may invest in securities of both U.S. and foreign issuers and will invest in a portfolio of fixed income securities denominated in U.S. Dollars.

More on the Fund’s Investment Objective, Principal Investment Strategies and Principal Risks

In addition, the Fund may invest its assets in derivatives, which are instruments that have a value derived from or directly linked to an underlying asset. In particular, the Fund may use interest rate futures to manage portfolio risk. The Fund’s exposure to derivatives will vary. For purposes of meeting its 80% investment policy, the Fund may include derivatives that have characteristics similar to the Fund’s direct investments.

The Fund may enter into futures contracts, which are contracts typically traded on an exchange and submitted through a futures commission merchant (“FCM”) for the sale of an underlying reference asset for delivery in the future, such as securities, securities indexes, interest rates, foreign currencies and other financial instruments and indexes. The purchase of a futures contract may allow the Fund to increase or decrease its exposure to the underlying reference asset without having to buy or sell the actual asset. For example, when interest rates are expected to rise or market values of portfolio securities are expected to fall, the Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, the Fund, through the purchase of such contracts, can attempt to secure better rates or prices than might later be available in the market when it affects anticipated purchases.

The Fund may also enter into swaps, which are contracts between the Fund and another party (the swap counterparty) involving the exchange of payments on specified terms over periods ranging from a few days to multiple years. In a basic swap transaction, the Fund agrees with the swap counterparty to exchange returns (or differentials in rates of return) and/or cash flows earned or realized on a particular “notional amount” of underlying instruments. The notional amount is the set amount selected by the parties as the basis on which to calculate the obligations that they have agreed to exchange. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (an “uncleared swap”) or, in some instances, must be transacted through an FCM and cleared through a clearinghouse that serves as a central counterparty (a “cleared swap”).

From time to time, the Advisor may seek to maintain an overall average dollar-weighted portfolio duration for the Fund that is within certain percentage ranges (such as 25%) above or below a selected benchmark index. The duration of a bond is a measure of the approximate price sensitivity to changes in interest rates and is expressed in years. The longer the duration of the bond, the more sensitive the bond’s price is to changes in interest rates. The Advisor may use interest rate futures contracts, options on futures contracts and swaps to manage the Fund’s target duration.

The Advisor uses a bottom-up, fundamental process combined with top-down risk management tools designed to meet the objectives of achieving a high level of current income consistent with preservation of capital.

Investing for Temporary Defensive Purposes

The Fund may respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in temporary defensive instruments, such as cash, short-term debt obligations or other high quality investments. This could prevent losses, but, if the Fund is investing defensively, it may not be investing according to its principal investment strategy and may not achieve its investment objective.

Principal Risks

The Fund is affected by changes in the economy, or in securities and other markets. There is also the possibility that investment decisions the Advisor makes with respect to the investments of the Fund will not accomplish what they were designed to achieve or that the investments will have disappointing performance.

More on the Fund’s Investment Objective, Principal Investment Strategies and Principal Risks

Because the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up and you can lose money by investing in the Fund.

Your investment is not a bank deposit, and it is not insured or guaranteed by the FDIC or any other government agency, entity, or person.

The principal risks of investing in the Fund are identified in the “Fund Summary” section of this Prospectus and are further described below.

Active Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The Advisor and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. Additionally, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objective.

Asset-Backed Securities Risk.  Asset-backed securities represent participations in, or are secured by and payable from, pools of assets including company receivables, truck and auto loans, leases and credit card receivables. These securities may be in the form of pass-through instruments or asset- backed bonds. Asset-backed securities are issued by nongovernmental entities and carry no direct or indirect government guarantee; the asset pools that back asset-backed securities are securitized through the use of privately- formed trusts or special purpose corporations. Payments on asset-backed securities depend upon assets held by the issuer and collections of the underlying loans. The value of these securities depends on many factors, including changing interest rates, the availability of information about the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool, and any credit enhancement provided. In certain market conditions, asset-backed securities may experience volatile fluctuations in value and periods of illiquidity.

Credit Spread Risk.  The Fund’s investments may be adversely affected if any of the issuers it is invested in are subject to an actual or perceived deterioration to their credit quality. Any actual or perceived deterioration may lead to an increase in the credit spreads of the issuer’s securities.

Derivatives Risk.  The Fund may use derivatives in connection with its investment strategy. Derivatives, including futures contracts, may be riskier than other types of investments and could result in losses that significantly exceed the Fund’s original investment. The performance of derivatives depends largely on the performance of their underlying reference asset, rate, or index; therefore, derivatives often have risks similar to those risks of the underlying reference asset, rate, or index, in addition to other risks. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to the Fund, and the cost of such strategies may reduce the Fund’s returns. Derivatives may also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations) including credit risk of the derivative counterparty. Certain of the Fund’s transactions in derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation, as well as liquidity risk. Certain derivatives are subject to exchange trading or mandatory clearing. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not make derivatives transactions risk-free. In addition, the Fund may use derivatives for non-hedging purposes, which increases the Fund’s potential for loss.

Investing in derivatives and engaging in short sales will result in a form of leverage. Leverage involves special risks. The Fund may be more volatile than if the Fund had not been leveraged because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The Fund cannot assure you that the

More on the Fund’s Investment Objective, Principal Investment Strategies and Principal Risks

use of leverage will result in a higher return on your investment, and using leverage could result in a net loss, which in some cases could be unlimited, on your investment. Registered investment companies such as the Fund are limited in their ability to engage in derivative transactions and are required to identify and segregate or earmark assets or enter into offsetting transactions to provide asset coverage for derivative transactions that obligate the Fund to make future payments to third parties. If losses occur on derivative instruments, the Fund may have to make margin payments. In the event that the Fund does not hold sufficient cash, it may be forced to liquidate assets in order to meet margin calls, and in the event that there is insufficient liquidity in the market this may result in further losses.

The Fund’s transactions in futures contracts, swaps and other derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

In addition to the risks associated with derivatives in general, the Fund will also be subject to risks related to swap agreements that are traded over-the-counter (uncleared swaps). Because uncleared swaps are not exchange-traded, but are private contracts into which the Fund and a swap counterparty enter as principals, the Fund may experience a loss or delay in recovering assets if the counterparty defaults on its obligations. The Fund will segregate or earmark liquid assets in an amount sufficient to cover its obligations under uncleared swaps or use other methods to cover its obligations in accordance with SEC Staff Guidance.

Under recent financial reforms, certain types of derivatives (i.e., certain swaps) are, and others eventually are expected to be, required to be exchange-traded and cleared through a central counterparty and executed through an FCM. Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to OTC swaps, but it does not eliminate those risks completely. With cleared swaps and futures contracts, there is also a risk of loss by the Fund of its initial and variation margin deposits in the event of bankruptcy of an FCM with which the Fund has an open position, or the central counterparty in a swap contract. If an FCM does not provide accurate reporting, the Fund is also subject to the risk that the FCM could use the Fund’s assets to satisfy its own financial obligations or the payment obligations of another customer.

The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. It is not possible to predict fully the effects of current or future regulation. New requirements, even if not directly applicable to the Fund, may increase the cost of the Fund’s investments and cost of doing business, which could adversely affect investors.

Impact Investing Risk. The Fund’s impact investing criteria could cause it to perform differently compared to funds that do not apply such criteria. The application of these criteria may result in the Fund’s forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for impact investing reasons when it might be otherwise disadvantageous for it to do so. In addition, there is a risk that the securities identified by the impact criteria do not operate as expected in achieving the expected impact. A securities’ performance under the impact criteria or the Advisor’s assessment of securities’ performance under the impact criteria could vary over time, which could cause the Fund to be temporarily invested in companies that do not comply with the Fund’s approach towards impact investing. There are significant differences in interpretations of what it means for a security to achieve a positive impact. Although the Advisor believes its definitions are reasonable, the portfolio decisions it makes may differ with others investors’ or advisers’ views.

Interest Rate Risk.  Interest rate risk is the risk that fixed income securities and other instruments in the Fund’s portfolio will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. Interest rate changes are influenced by a number of factors including government policy, inflation expectations, and supply and demand. The Fund assumes the risk that the value of the security at delivery may be more or less than the purchase prices. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with

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longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Convertible securities may or may not decline in value in response to higher interest rates. The values of equity and other non-fixed income securities may also decline due to fluctuations in interest rates. Municipal securities may be issued on a when-issued or delayed delivery basis, where payment and delivery take place at a future date. Given that the Federal Reserve Board has begun, and may continue, to raise interest rates, the Fund may face a heightened level of interest rate risk.

Investment Grade Securities Risk. The Fund primarily invests in investment grade rated securities. Investment grade rated securities are assigned credit ratings by ratings agencies on the basis of the creditworthiness or risk of default of a bond issue. Rating agencies review, from time to time, such assigned ratings of the securities and may subsequently downgrade the rating if economic circumstances impact the relevant bond issues.

Issuer/Credit Risk. The Fund could lose money if the issuer or guarantor of a fixed income security (including a security purchased with securities lending collateral), repurchase agreement or a loan of portfolio securities, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. If an issuer’s financial condition worsens, the credit quality of the issuer may deteriorate, making it difficult for the Fund to sell such investments. The downgrade of the credit of a security held by the Fund may decrease its value. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Information about a security’s credit quality may be imperfect and a security’s credit rating may be downgraded at any time.

Market Risk. One or more markets in which the Fund invests may go down in value, sometimes sharply and unpredictably, and the value of the Fund’s portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. Events in one market may adversely impact a seemingly unrelated market. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by the Fund. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses.

Mortgage-Related Securities Risk. Mortgage-related securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property, and include pass-through securities and Collateralized Mortgage Obligations (“CMOs”). Mortgage pass-through securities are securities representing interests in “pools” of mortgages in which payments of both interest and principal on the securities are made monthly, in effect “passing through” monthly payments made by the individual borrowers on the underlying residential mortgage loans. Early repayment of principal on mortgage pass-through securities may expose the Fund to a lower rate of return upon reinvestment of principal. CMOs are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. CMOs are issued in multiple classes, and each class may have its own interest rate and/or maturity. Monthly payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding longer maturity classes receive principal only after the first class has been retired. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of non-payment.

Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities. Upward trends in interest rates tend to lengthen the average life of mortgage-related securities and also cause the value of outstanding securities to drop. Thus, during periods of rising interest rates, the value of these securities held by the Fund would tend to drop and the portfolio-weighted average life of such securities held by the Fund may tend to lengthen due to this effect. Longer-term securities tend to experience more price volatility. Under these circumstances, the Fund may, but is not required to, sell securities in part in order to maintain an appropriate portfolio-weighted average life.

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Municipal Obligations Risk. Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia and Puerto Rico). These obligations are generally classified as either “general obligation” or “revenue” bonds. Municipal bonds are usually issued to obtain funds for various public purposes, to refund outstanding obligations, to meet general operating expenses or to obtain funds to lend to other public institutions and facilities. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial status may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund’s income or adversely impact the ability to preserve capital and liquidity. Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. In addition, since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the bonds and thus the value of the Fund’s investments. In addition to being downgraded, an insolvent municipality may file for bankruptcy. Given the recent bankruptcy-type proceedings by the Commonwealth of Puerto Rico, risks associated with municipal obligations are heightened.

Prepayment Risk.  The value of some mortgage-backed and asset-backed securities in which the Fund invests also may fall because of unanticipated levels of principal prepayments that can occur when interest rates decline. Principal and interest payments on such securities depend on payment of the underlying loans, though issuers may support creditworthiness via letters of credit or other instruments.

Reinvestment Risk.  Reinvestment risk is the risk that a fixed income security’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original security. If interest rates decline, the underlying security may rise in value, but the cash flows received from that security may have to be reinvested at a lower interest rate. Call risk is a type of reinvestment risk. Call risk is the possibility that an issuer may redeem a fixed-income security before maturity (a call) at a price below or above its current market price. An increase in the likelihood of a call may reduce a security’s price. If a fixed-income security is called, the Fund may have to reinvest proceeds in other fixed-income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Additional Risks

In addition to the principal investment risks described above, the Fund will generally be subject to the following additional risks:

Commodity Pool Operator Exclusions.  The Advisor is registered as a “commodity pool operator” under the Commodity Exchange Act (“CEA”) and the rules of the Commodity Futures Trading Commission (the “CFTC”) and is subject to regulation as a commodity pool operator. However, the Advisor has claimed on behalf of the Fund an exclusion from the definition of the term “commodity pool operator” under CFTC Regulation 4.5, and the Advisor is exempt from registration as a “commodity trading advisor” with respect to the Fund. Accordingly, the Advisor is not subject to regulation as a commodity pool operator or commodity trading advisor with respect to the Fund.

The Fund is also not subject to registration or regulation as a commodity pool operator.

The terms of CFTC Regulation 4.5 require the Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include futures, commodity options and swaps, which in turn include non-deliverable currency forwards. The Fund is not intended as a vehicle for trading in the commodity

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futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Advisor’s or the Fund’s reliance on these exclusions, the Fund’s investment strategies, this Prospectus or the SAI.

Generally, CFTC Regulation 4.5 requires the Fund to meet one of the following tests for its commodity interest positions, other than positions entered into for bona fide hedging purposes (as defined in the rules of the CFTC): either (1) the aggregate initial margin and premiums required to establish the Fund’s positions in commodity interests may not exceed 5% of the liquidation value of the Fund’s portfolio (after taking into account unrealized profits and unrealized losses on any such positions); or (2) the aggregate net notional value of the Fund’s commodity interest positions, determined at the time the most recent such position was established, may not exceed 100% of the liquidation value of the Fund’s portfolio (after taking into account unrealized profits and unrealized losses on any such positions). In addition to meeting one of these trading limitations, the Fund may not be marketed as a commodity pool or otherwise as a vehicle for trading in the commodity futures, commodity options or swaps markets. If, in the future, the Fund can no longer satisfy these requirements, the Advisor would be subject to regulation as a commodity pool operator with respect to the Fund, in accordance with CFTC rules that apply to CPOs of registered investment companies. Generally, these rules allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on the Advisor’s compliance with comparable SEC requirements. However, as a result of CFTC regulation with respect to the Fund, the Fund may incur additional compliance and other expenses.

Convertible Securities Risk.  Convertible securities are fixed income securities, preferred stocks or other securities that are convertible into or exercisable for common stock of the issuer (or cash or securities of equivalent value) at either a stated price or a stated rate. The market values of convertible securities may decline as interest rates increase and, conversely, to increase as interest rates decline. A convertible security’s market value, however, tends to rise when the market price of the common stock of the issuing company rises. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities may be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. Consequently, the issuer’s convertible securities generally entail less risk than its common stock but more risk than its debt obligations.

Duration Management Risk. The Fund’s investments in derivative instruments that are intended to manage duration can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from the Fund’s investments in bonds and other securities.

Geographic Focus Risk. The Fund may focus its investments in a region or small group of regions. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund.

High Yield Securities Risk.  The Fund may hold high yield, high risk securities (commonly known as “junk bonds”) which are considered to be speculative. These investments may be issued by companies which are highly leveraged, less creditworthy or financially distressed. Although non-investment grade debt securities tend to be less sensitive to interest rate changes than investment grade debt securities, non-investment grade debt securities can be more sensitive to short-term corporate, economic and market developments. Furthermore, though these investments generally provide a higher yield than higher-rated debt securities, the high degree of risk involved in these investments can result in substantial or total losses. These securities have a higher risk of loss, valuation difficulties, and a potential lack of a secondary or public market for securities. The market price of these securities can change suddenly and unexpectedly. Junk bonds have a higher risk of default or are already in default and are considered speculative.

Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that

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the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. Large redemptions also could accelerate the realization of capital gains, increase the Fund’s transaction costs and impact the Fund’s performance.

Liquidation Risk. To the extent authorized by law, the Fund reserves the right to discontinue offering shares at any time, merge, reorganize itself or any class of shares or cease operations and liquidate.

Liquidity Risk. The Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are securities that cannot be disposed of within seven days in the ordinary course of business at approximately the value at which the Fund has valued the securities. Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Additionally, the market for certain investments deemed liquid at the time of purchase may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. In such cases, the Fund, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities or instruments, may be unable to achieve its desired level of exposure to a certain sector.

Operational Risk. The Fund’s investments may be adversely affected due to the operational process of the Fund’s service providers, including the Advisor, transfer agent, custodian or administrator. The Fund may be subject to losses arising from inadequate or failed internal controls, processes and systems, or from human or external events.

Regulatory Risk. Entities that are part of banking organizations, such as the Advisor and its affiliates, are subject to extensive government regulation. Government regulation may change frequently and may have significant effects, including limiting the ability of the Advisor and its affiliates from engaging in certain trading activities, which may adversely impact the Fund. For example, the so-called “Volcker Rule” prohibits the Advisor and its affiliates from engaging in certain trading activities. The Fund may be adversely impacted by this rule if the Advisor or its affiliates own 25% or more of the Fund’s shares outside of any seeding period permitted by the rule. Generally, the permitted seeding period is three years from the implementation of the Fund’s investment strategy. These restrictions may prevent the Fund from maintaining sufficient seed capital and may cause the Fund to liquidate at the end of the period if the Fund is not able to achieve sufficient scale. Funds that are not managed by entities that are part of banking organizations are not subject to these limitations.

U.S. Government Obligations Risk.  Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises (such as Fannie Mae and Freddie Mac) have historically involved little risk of loss of principal if held to maturity. However, the maximum potential liability of the issuers of some of these securities may greatly exceed their current resources and no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law. In September 2008, the U.S. Treasury and the Federal Housing Finance Agency (“FHFA”) announced that Fannie Mae and Freddie Mac would be placed into a conservatorship under FHFA. The effect that this conservatorship will have on the entities’ debt and securities guaranteed by the entities remains unclear. Fannie Mae and Freddie Mac are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

Valuation Risk. The Fund’s assets are comprised mainly of quoted investments where a valuation price can be obtained from an exchange or similarly verifiable source. However, there is a risk that where the Fund invests in unquoted and/or illiquid investments the values at which these investments are sold may be significantly different from the estimated fair values of these investments.

Management

Investment Advisor

The Fund is advised by RBC Global Asset Management (U.S.) Inc., a wholly owned subsidiary of Royal Bank of Canada (“RBC”). RBC is one of North America’s leading diversified financial services companies and provides personal and commercial banking, wealth management services, insurance, corporate and investment banking, and transaction processing services on a global basis. RBC employs approximately 80,000 people who serve more than 16 million personal, business, public sector and institutional clients through offices in Canada, the U.S. and 35 other countries around the world. The Advisor has been registered with the SEC as an investment advisor since 1983, and has been a portfolio manager of publicly-offered mutual funds since 1986. The Advisor maintains its offices at 50 South Sixth Street, Suite 2350, Minneapolis, Minnesota 55402. As of [   ], 2017, the Advisor’s investment team managed approximately $[   ] billion in assets for corporations, public and private pension plans, Taft-Hartley plans, charitable institutions, foundations, endowments, municipalities, registered mutual funds, private investment funds, trust programs, foreign funds such as UCITS funds, individuals (including high net worth individuals), wrap sponsors and other U.S. and international institutions.

For these advisory services, the Fund will pay a fee (expressed as a percentage of average daily net assets) of [   ]%.

The Advisor has contractually agreed to waive fees and/or pay operating expenses through [   ] for the Fund to maintain net annual fund operating expenses as set forth below.

	Class I	Class R6
RBC Impact Bond Fund	[ ] %	[ ]

The expense limitation agreement for the Fund excludes brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation (including legal and audit fees and other costs in contemplation of or incident thereto) and indemnification, other expenses not incurred in the ordinary course of the Fund’s business and fees and expenses incurred indirectly by the Fund as a result of investment in shares of another investment company. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses during any of the previous 3 years, provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid.

Information regarding the factors considered by the Board of Trustees of the Fund in connection with the approval of the Investment Advisory Agreement with the Advisor for the Fund will be provided in the Fund’s first shareholder report for the Fund.

The Advisor provides certain administrative services necessary for the operation of the Fund, including among other things, (i) providing office space, equipment and facilities for maintaining the Fund’s organization, (ii) preparing the Trust’s registration statement, proxy statements and all annual and semi-annual reports to Fund shareholders, and (iii) general supervision of the operation of the Fund, including coordination of the services performed by the Fund’s Advisor, Distributor, custodian, independent accountants, legal counsel and others.

Additional Payments. The Advisor may make payments, out of its own resources and at no additional cost to the Fund or shareholders, to certain broker-dealers, mutual fund supermarkets, or other financial institutions (“Intermediaries”) in connection with the provision of administrative services; the distribution of the Fund’s shares; and reimbursement of ticket or operational charges (fees that an institution charges its representatives for effecting transactions in the Fund’s shares). In addition, certain Intermediaries may receive fees from the Fund for providing recordkeeping and other services for individual shareholders and/or retirement plan participants.

Conflicts of Interest Risk. An investment in the Fund may be subject to actual or potential conflicts of interest. For example, the Advisor and/or its affiliates may face conflicts of interest when receiving compensation for services provided by affiliates or in the side-by-side management of the Fund and other client accounts. The Advisor and/or its affiliates may make investment decisions that differ from and/or negatively impact those made on behalf of the Fund. For more information about conflicts of interest, see the Potential Conflicts of Interest section in the SAI.

Management

Portfolio Managers

The Advisor is responsible for the overall management of the Fund’s portfolio, including security analysis, industry recommendations, cash positions, the purchase and sell decision making process and general daily oversight of the Fund’s portfolio. The individuals primarily responsible for the day-to-day management of the Fund’s portfolio are set forth below:

Portfolio Manager	Title	Role on Fund Since	Total Years of Financial Industry Experience	Degrees and Designations	Experience for Last 5 Years
Brian Svendahl	Managing Director, Senior Portfolio Manager	Co-Portfolio Manager on Fund since 2017	26 years	BS, University of Minnesota; BBA and MBA, University of Minnesota, Carlson School of Management; CFA Charterholder and member of the CFA Society of MN	Managing Director and Senior Portfolio Manager at the Advisor since 2005
Scott Kirby	Senior Portfolio Manager	Co-Portfolio Manager on Fund since 2017	30 years	BS, University of Minnesota; MBA, University of Minnesota, Carlson School of Management	Senior Portfolio Manager at the Advisor since 2012; Manager of Investments, Northwest Area Foundation, 2010 to 2012

Additional information about the portfolio managers’ compensation arrangements, other accounts managed by the portfolio managers, as applicable, and the portfolio managers’ ownership of securities of the funds they manage is available in the Fund’s SAI.

Shareholder Information

Pricing of Fund Shares

How NAV Is Calculated. The NAV is the value of a single share. A separate NAV is calculated for each share class of the Fund. The NAV is calculated by adding the total value of the Fund’s investments and other assets, determining the proportion of that total allocable to the particular class, subtracting the liabilities allocable to the class and then dividing that figure by the number of outstanding shares of that class.

1.	NAV is calculated separately for each class of shares.

2.	You can find the Fund’s NAV daily in various newspapers, at www.bloomberg.com, www.rbcgam.us, or by calling 1-800-422-2766.

NAV =	Total Assets of Class – Liabilities
Number of Shares Outstanding

The per share NAV of the Fund is determined each day the New York Stock Exchange (“NYSE”) is open for trading or (at the Fund’s option) on days the primary trading markets for the Fund’s portfolio instruments are open (“Value Date”) as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time or such other time as determined by the NYSE). The Fund will not treat an intraday unscheduled disruption in NYSE trading as a closure of the NYSE and will price their shares as of the regularly scheduled NYSE closing time, if the particular disruption directly affects only the NYSE (“Value Time”).

Your order for purchase, sale or exchange of shares is generally based on the next applicable price calculated after your order is received in good order by the Fund’s transfer agent. For example: If you place a purchase order to buy shares of the Fund, it must be received before 4:00 p.m. Eastern time in order to receive the NAV calculated at 4:00 p.m. If your order is received after 4:00 p.m. Eastern time, it will be based on the NAV calculated on the next business day at 4:00 p.m. Eastern time. Also, as further explained in the “Purchasing and Adding to Your Shares” section, if a purchase order in proper form is received by an authorized financial intermediary, the order will be treated as if it had been received by the Fund’s transfer agent at the time it is received by the intermediary.

You may purchase, redeem, or exchange shares of the Fund on any day when the NYSE is open. Purchases, redemptions, and exchanges may be restricted in the event of an early or unscheduled close of the NYSE if the primary trading markets of the Fund are disrupted as well. Even if the NYSE is closed, the Fund may accept purchase, redemption, and exchange orders on a Value Date if the Fund’s management believes there is an adequate market to meet purchase, redemption, and exchange requests. On such days, the Fund would also price shares in accordance with the above procedures.

Valuation of Portfolio Securities. On behalf of the Fund, the Board of Trustees has adopted Pricing and Valuation Procedures for determining the value of Fund shares in accordance with applicable law. The Fund’s securities are generally valued at current market prices. In accordance with the Fund’s pricing and valuation procedures, fixed income securities are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities. In general, when the market value of a portfolio security is readily available, the Fund will rely on independent pricing services or market quotes from independent broker-dealers to determine the market value of portfolio securities. Domestic and foreign fixed income securities are generally priced using valuations provided by independent pricing vendors. Prices obtained from pricing vendors utilize both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity and type of issue. Exchange traded options, futures and options on futures are valued at their most recent sale price on the exchange on which they are primarily traded. Investments in open-end investment companies are valued at the net asset value of those companies, and those companies may use fair value pricing as described in their prospectuses.

The Pricing and Valuation Procedures provide that, in situations where it is determined that market quotations are not readily available from a pricing service or independent broker-dealer, or the valuations are deemed to be unreliable or do not accurately reflect the value of the securities, Board approved “fair valuation” methodologies

Shareholder Information

will be used. Under the Pricing and Valuation Procedures, fair valuation methodologies may also be used in situations such as the following: a price is determined to be stale (for example, it cannot be valued using the standard pricing method because a recent sale price is not available) on more than five consecutive days on which the Fund calculates its NAV; a foreign market is closed on a day when the U.S. markets are open and the last available price in the foreign market is determined not to represent a fair value; or a significant valuation event is determined to have occurred pursuant to the Pricing and Valuation Procedures. Significant valuation events may include, but are not limited to, the following: an event affecting the value of a security traded on a foreign market occurs between the close of that market and the Value Time; an extraordinary event like a natural disaster or terrorist act occurs; a large market fluctuation occurs; or an adverse development arises with respect to a specific issuer, such as a bankruptcy filing. These methodologies are intended to ensure that the Fund’s NAV accurately reflects the value for the underlying portfolio securities. As a result, effective use of fair valuations may prevent shareholder dilution. In addition, for the Fund when it invests in foreign securities, fair valuations may diminish opportunities for a short-term trader to take advantage of time zone differences between the foreign markets on which the securities are traded and the Value Time. “Fair value” is deemed to be the amount that the Fund might reasonably expect to receive for the security upon its current sale. Each such determination shall be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another.

Shareholder Information

Investment Minimums

You may purchase shares of the Fund through the Fund’s Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations or requirements on buying and selling shares. 1 For qualified retirement benefit plans, there is no minimum requirement for initial investment in the Fund. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

Minimum Initial Investment
Amount
Class I Shares
Regular Account	$	[ ]
Through Qualified Retirement Plans	$	[ ]

Class R6 Shares
For Institutional Investors[2]	$	[ ]
For Eligible Investors[2]	$	[ ]

Minimum Subsequent Investment
Amount

Class I Shares	None

Class R6 Shares	None

1	Certain broker-dealers and other financial intermediaries are authorized to accept purchase orders on behalf of the Fund which are processed based on the Fund’s net asset value next determined after your order is received by an organization in proper order before 4:00 p.m., Eastern time, or such earlier time as may be required by an organization. These organizations may be authorized to designate other intermediaries to act in this capacity. These organizations may vary in terms of how they process your orders, and they may charge you transaction fees on purchases of Fund shares and may also impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the Fund or its transfer agent, U.S. Bancorp Fund Services, LLC. These organizations may be the shareholders of record of your shares. These intermediaries are responsible for transmitting requests and delivering funds on a timely basis. The Fund is not responsible for ensuring that the organizations carry out their obligations to their customers.

2	For more information about Institutional Investors and Eligible Investors see “Additional Information About Purchasing and Selling Shares” below.

Purchasing and Adding to Your Shares

If opening an account through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Fund and he or she will take care of the necessary documentation. You may purchase shares directly from the Fund by completing a new account application. Contact U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent at 1-800-422-2766 or go to www.rbcgam.us to obtain an application.

Shareholder Information

Once completed, you may submit your application by following one of the steps below.

By Mail	●	Complete and sign the account application. If you do not complete the application properly, your purchase may be delayed or rejected.

	●	Make your check payable to “RBC Impact Bond Fund.” All checks must be in U.S. Dollars drawn on a domestic bank. The Fund will not accept payment in cash or money orders. The Fund also does not accept cashier’s checks in amounts of less than $10,000. To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks, starter checks, postdated checks, postdated on-line bill pay checks, or any conditional order or payment.

	●	Mail your application and check to:
RBC Impact Bond Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

	●	By overnight courier, send to:
RBC Impact Bond Fund
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202-5207

	●	The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Fund.
By Wire	●	To purchase shares by wire, the Fund’s transfer agent must have received a completed application and issued an account number to you.

	●	Call 1-800-422-2766 for instructions prior to wiring funds and to advise of your intent to wire.

	●	Please use the following wire instructions:
U.S. Bank, N.A.
ABA # 075000022
Credit: U.S. Bancorp Fund Services, LLC
Account: 182380369377
Further Credit: RBC Impact Bond Fund
Shareholder Name and Account Number

	●	Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing. The Fund and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.
By Exchange from Another RBC Fund	1-800-422-2766	If you already have an account with us and your account is authorized for telephone and/or Internet transaction privileges, you may open an account in all RBC Funds except the U.S. Government Money Market Fund (RBC Institutional Class 2, RBC Select Class, RBC Reserve Class, RBC Investor Class). The names and registrations on the accounts must be identical. The exchange must meet the applicable minimum exchange amount requirement.
Lost Accounts/ Unclaimed Assets		Please note that based upon statutory requirements for returned mail, the Fund and the transfer agent will attempt to locate the investor or rightful owner of the account. If the Fund is unable to locate the investor, then they will determine whether the investor’s account can legally be considered abandoned. The Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The investor’s last known address of record determines which state has jurisdiction.

Shareholder Information

To Add to an Account. To add to an account, you may follow any one of the following steps:
By Mail	●	Make your check payable to “RBC Impact Bond Fund.”

	●	Mail the stub from your confirmation statement. Or, if unavailable, provide the following information with your payment:
● Account name and account number
● Share class

	●	Mail your additional investment to:
RBC Impact Bond Fund c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701

	●	By overnight courier, send to:
RBC Impact Bond Fund c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202-5207

	●	The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Fund.
By Wire	●	To purchase shares and make additional investments by bank wire, please use the following wire instructions:
U.S. Bank, N.A. ABA#075000022 Credit: U.S. Bancorp Fund Services, LLC Account: 182380369377 Further Credit: RBC Impact Bond Fund Shareholder Name and Account Number

	●	Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing. The Fund and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

	●	Call 1-800-422-2766 for instructions prior to wiring funds and to advise of your intent to wire.
By Exchange from Another RBC Fund	Please refer to the information under “Exchanging Your Shares” below.

You can also add to your account by using the convenient options described below. The Fund reserves the right to change or eliminate these privileges at any time without notice, to the extent permitted by applicable law.

Shareholder Information

Dividends and Distributions and Directed Dividend Option

Dividends and distributions will be automatically reinvested unless you request otherwise. Dividends will differ among classes of the Fund due to differences in distribution and other class-specific operating expenses. Capital gains, if any, are distributed at least annually. By selecting the appropriate box on the account application, you can elect to receive your distributions (capital gains and dividends) in cash (check), have distributions deposited in a pre-authorized bank account via ACH, have distributions reinvested in the Fund, or into another eligible RBC Fund (as set forth under the caption “Exchanging Your Shares”). You should maintain the minimum balance in the Fund into which you plan to reinvest distributions. You can change or terminate your participation in the reinvestment option at any time in writing or by telephone at least five days prior to the record date of the distribution.

If you elect to receive distributions and/or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at the Fund’s current net asset value, and to reinvest all subsequent distributions.

DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU HAVE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION DATE, SOME OF YOUR INVESTMENT WILL BE RETURNED TO YOU IN THE FORM OF A DISTRIBUTION THAT MAY BE TAXABLE. (See “Shareholder Information — Dividends, Distributions and Taxes”).

Shareholder Information

Selling Your Shares

If selling your shares through your financial advisor or broker, ask him or her for redemption procedures. Your advisor and/or broker may have transaction minimums and/or transaction times that will affect your redemption. For all other sales transactions, follow the instructions below.

To sell shares please contact U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent:

By Phone	1-800-422-2766	You may withdraw any amount up to $50,000 by telephone, provided that your account is authorized for telephone redemptions. The Fund will send proceeds only to the address or bank of record. You must provide the Fund’s name, your account number, the name of each account owner (exactly as registered), and the number of shares or dollar amount to be redeemed prior to 4:00 p.m. Eastern time for the trade to be processed with that day’s closing price.
By Mail	RBC Impact Bond Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

	1.	In a letter, include the genuine signature of each registered owner (exactly as registered), the name of each account owner, the account number and the number of shares or dollar amount to be redeemed. See “Signature Guarantees” below for information on when a signature guarantee is required.
	2.	Mail or courier the letter to the applicable address above or below.
	3.	The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Fund.
By Overnight Courier	RBC Impact Bond Fund
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202-5207
By Wire	Redemption proceeds may be wired to your pre-identified bank account. If your written request is received in good order before 4:00 p.m. Eastern time, the Fund will normally wire the money on the following business day. If the Fund receives your request after 4:00 p.m. Eastern time, the Fund will normally wire the money on the second business day. Contact your financial institution about the time of receipt and availability. See “Signature Guarantees” below for information on when a signature guarantee is required.

Shareholder Information

Additional Information About Purchasing and Selling Shares

The Fund cannot process transaction requests unless they are properly completed as described in this section. The Fund may cancel or change its transaction policies without notice. To avoid delays, please call us if you have any questions about these policies. All purchases must be in U.S. Dollars. All checks must be in U.S. Dollars drawn on a domestic bank. The Fund will not accept payment in cash or money orders. To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks, starter checks, postdated checks, or any conditional order or payment.

The transfer agent will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by the Fund, for any payment that is returned.

The Fund may waive its minimum purchase requirement. The Fund, the Advisor and the transfer agent reserves the right to reject any application for any reason in its sole discretion, including rejection of orders not accompanied by proper payment and orders that are not in the best interests of the Fund and its shareholders.

The Fund does not accept applications under certain circumstances or in amounts considered disadvantageous to shareholders.

Class I Eligibility. Class I shares of the Fund are offered solely to individuals and institutions with a $[ ] minimum requirement for initial investment, and no minimum required for additional investments. There is no minimum requirement for initial investment for participants of qualified retirement plans. The minimum requirement may be waived, at Fund management’s discretion, for certain persons who are charged fees for advisory, investment, consulting or similar services by a financial intermediary or other service provider. The minimum requirement for initial investment for the Fund does not apply to investments by employees of the Advisor or its affiliates, officers and trustees of the Fund, partners or employees of law firms that serve as counsel to the Fund or the Fund’s independent trustees, or members of the immediate families of the foregoing (e.g., spouses, parents, children, grandparents, grandchildren, parents-in-law, sons and daughters-in-law, siblings, a sibling’s spouse, and a spouse’s siblings).

Class R6 Eligibility. Class R6 shares are offered by the Fund to Institutional Investors that meet a $[ ] minimum requirement for initial investment and to Eligible Investors. Institutional Investors (including endowments and foundations) are investors deemed appropriate by the Advisor that hold shares of the Fund through an account held directly with the Fund and that are not traded through an intermediary, subject to a minimum initial investment of $[ ]. Eligible Investors are not subject to a minimum initial investment and include (a) retirement and benefit plans that have plan-level or omnibus accounts held on the books of the Fund and do not collect servicing or record keeping fees from the Fund; (b) plans or platforms sponsored by a financial intermediary whereby shares are held on the books of the Fund through omnibus accounts, either at the plan or platform level or the level of the plan administrator, and where an unaffiliated third party intermediary provides administrative, distribution and/or other support services to the plan or platform and does not charge the Fund servicing, record keeping or sub-transfer agent fees; and (c) collective investment trusts. Class R6 shares are not available directly to traditional or Roth IRAs, Coverdell Savings Accounts, KEOGHs, SEPs, SARSEPs, SIMPLE IRAs, individual 401(k) plans or individual 403(b) plans.

Minimum Account Size. You must maintain a minimum account value equal to the current minimum initial investment, which is $[ ] for Class I shareholder accounts. There is no minimum account size requirement for retirement plans. If your account falls below a minimum due to redemptions and not market action, the Fund may ask you to increase the account size back to the minimum. If you do not bring the account up to the minimum amount within 60 days after the Fund contacts you, the Fund may close the account and send your money to you or begin charging you a fee for remaining below the minimum account size.

Shareholder Information

Timing of Purchases and Sales of Shares. You may purchase or sell shares of the Fund based on the NAV next determined after your request is received in good order. All requests received in good order before 4:00 p.m., Eastern Time, on a business day will be executed on that same day. Requests received after 4:00 p.m., Eastern Time, on a business day will be processed the next business day at the next business day’s NAV. A purchase request is in “good order” if it includes a completed account application and the dollar amount of shares to be purchased along with payment for the shares. If you are paying with federal funds (wire), your order will be considered received when the Fund or its transfer agent receives the federal funds.

The Fund, its Advisor and its transfer agent reserve the right to reject any purchase request for any reason. The Fund may accept orders to purchase Fund shares in-kind with securities, rather than with cash, when the offered securities are consistent with the Fund’s investment objective and policies. Acceptance of such purchases will be at the Advisor’s discretion, and will be valued in the same manner that the Fund uses to calculate its NAV.

The Fund intends to pay redemption proceeds promptly and in any event within seven days after the request for redemption is received in good order. In case of emergencies or other unusual circumstances, the Fund may suspend redemptions or postpone payment for more than seven days, as permitted by law. Redemptions of Fund shares may be suspended when trading on the NYSE is closed or is restricted, in the event of an early or unscheduled close of the primary trading markets for the Fund’s portfolio instruments, or during an emergency which makes it impracticable for the Fund to dispose of its securities or to determine the value of its net assets, or during any other period as permitted by the SEC for the protection of investors. Under these and other unusual circumstances, the Fund may delay redemption payments for more than seven days, as permitted by law.

The Fund cannot accept requests that contain special conditions or effective dates. The Fund may request additional documentation to ensure that a request is genuine. Examples may include a certified copy of a death certificate or divorce decree.

If you request a redemption within 15 days of purchase, the Fund will delay sending your proceeds until it has collected unconditional payment, which may take up to 15 calendar days from the date of purchase. You can avoid this delay by purchasing shares with a federal funds wire. For your protection, if your account address has been changed within the last 30 calendar days, your redemption request must be in writing and signed by each account owner, with signature guarantees. The right to redeem shares may be temporarily suspended in emergency situations only as permitted under federal law.

Signature Guarantees. You may withdraw from your account at any time. Certain redemptions will however require a signature guarantee. Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor.

Withdrawing Money From Your Fund Investment

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

Shareholder Information

A signature guarantee from either a Medallion program member or a non-medallion program member is required to redeem shares in the following situations:

●	If you are requesting a change in ownership on your account;

●	When redemption proceeds are payable or sent to any person, address or bank account not on record;

●	If a change of address was received by the Transfer Agent within the last 30 days;

●	For all redemptions in excess of $50,000 from any shareholder account.

The Fund may waive any of the above requirements in certain instances. In addition to the situations described above, the Fund and/or the transfer agent reserve the right to require a signature guarantee or other acceptable signature authentication in other instances based on the circumstances relative to the particular situation. Non-financial transactions, including establishing or modifying certain services on an account, will require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

Redemption in Kind. The Fund reserves the right to make payment in securities rather than cash, known as “redemption in kind,” for amounts redeemed by a shareholder, in any 90-day period, in excess of $250,000 or 1% of Fund net assets, whichever is less. If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

Form of Distributions. By selecting the appropriate box on the account application, you can elect to receive your distributions (capital gains and dividends) in cash (check), have distributions deposited in a pre-authorized bank account via wire transfer, ACH, or have distributions reinvested back into your account with the Fund.

Telephone Purchase, Exchange and Redemption

Privileges. Shareholders who open accounts with the Fund can accept telephone purchases, exchange and redemption privileges on the account application. If you call the Fund, the Fund’s representative may request personal identification and may tape record the call. IRA account holders may redeem or exchange shares by telephone. If you have an IRA, you must indicate on your written redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election to have tax withheld will be subject to 10% withholding. Shareholders redeeming from IRA accounts by telephone will be asked whether or not to withhold taxes from any distribution.

IRA and Keogh Account Maintenance Fees. A $15 annual maintenance fee is charged on all IRA and Keogh accounts. Multiple IRA or Keogh accounts associated with a single social security number are charged a maximum annual maintenance fee of $30. If an annual maintenance fee has not yet been charged when the last IRA or Keogh account associated with a particular social security number is completely liquidated, the full annual maintenance fee will be charged to the account at that time. Additionally, a $25 fee will be imposed on non-periodic withdrawals or terminations from IRAs and Keogh plans.

Corporations, Trusts and Other Entities. Additional documentation is normally required for corporations, fiduciaries and others who hold shares in a representative or nominee capacity. We cannot process your request until we have all documents in the form required. Please call us first to avoid delays.

Sales Limited to U.S. Citizens and Resident Aliens. Shares of the Fund may be offered to only United States citizens and United States resident aliens having a social security number or individual tax identification number. This Prospectus should not be considered a solicitation or offering of Fund shares to non-U.S. citizens or non-resident aliens.

Shareholder Information

Anti-Money Laundering Procedures. Shareholder information is subject to independent identity verification and may be shared, as permitted by law and as permitted by the Fund’s Privacy Policy, for identifying and reporting suspected money laundering and terrorist activity. In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) are required, among other matters, to obtain, verify and record the following information for all registered owners and, in certain circumstances, others who may be authorized to act on an account: full name, date of birth (for individuals), taxpayer identification number (usually your social security number), and permanent street address. In order to verify your identity, we may cross-reference your identification information with a consumer report or other electronic database, or by requesting a copy of your driver’s license, passport or other identifying document. Corporate, trust and other entity accounts require additional documentation.

If we are unable to verify your identity in accordance with the Fund’s policies and procedures, we may reject and return your application, close your account or take such other action as we deem reasonable as permitted by law. Please review your account application for additional information.

Shareholder Information

Exchanging Your Shares

If exchanging shares through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to exchange shares of the Fund and he or she will take care of the necessary documentation. To open a new account through an exchange from an existing RBC Fund account, please refer to “Purchasing and Adding to Your Shares” above.

An exchange of shares is technically a sale of shares in one fund followed by a purchase of shares in another fund, and therefore may have tax consequences. By following the instructions below, and subject to such limitations as may be imposed by the RBC Funds, you may exchange shares between all RBC Funds except the U.S. Government Money Market Fund (RBC Institutional Class 2, RBC Select Class, RBC Reserve Class, RBC Investor Class).

By Telephone	1-800-422-2766	You may make exchanges from one identically registered RBC Fund account into another eligible RBC Fund account, provided that your account is authorized for telephone exchanges.
By Mail	Regular Mail	Registered/Overnight Mail
	RBC Impact Bond Fund	RBC Impact Bond Fund
	c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
	P.O. Box 701	615 East Michigan Street, 3rd Floor
	Milwaukee, WI 53201-0701	Milwaukee, WI 53202-5207

	1.	In a letter, include the genuine signature of each registered owner, the account number, the number of shares or dollar amount to be exchanged, the name of the RBC Fund from which the amount is being sold, and the name of the RBC Fund into which the amount is being purchased.

	2.	Mail or courier the letter to the applicable address above.

	3.	The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Fund.
Monthly Exchanges	You may authorize monthly exchanges from one eligible RBC Fund into another eligible RBC Fund. Exchanges will be continued until all shares have been exchanged or until you terminate the service.

Additional Policies on Exchanges

The RBC Funds reserve the right to limit exchanges. (See “Market Timing and Excessive Trading,” below.)

With the exception of exchanges to or from the U.S. Government Money Market Fund (whose shares are offered through another prospectus), the share class must be the same in the two funds involved in the exchange. For complete information on the RBC Fund you are exchanging into, including fees and expenses, read that fund’s prospectus carefully. Call us for a free copy or contact your investment representative. With the exception of exchanges to the U.S. Government Money Market Fund, you must meet the minimum investment requirement of the Fund you are exchanging into. Exchanges to the U.S. Government Money Market Fund will be into the RBC Institutional Class 1 shares. The names and registrations on the two accounts must be identical. The exchange privilege (including automatic exchanges) may be changed or eliminated at any time upon 60 days’ notice to shareholders.

Additional Shareholder Services

Services for the following types of accounts are also available to shareholders. Please call 1-800-422-2766 for more information.

●	Uniform Transfers/Gifts to Minors Accounts

●	TOD Accounts

●	Accounts for corporations, partnerships and retirement plans

●	Coverdell Education Savings Accounts

Shareholder Information

●	Traditional IRA accounts

●	Roth IRA accounts

●	Simplified Employee Pensions

Telephone Services. Telephone trades must be received by or prior to market close. During periods of increased market activity, you may have difficulty reaching the Fund by telephone or may encounter higher than usual call waits. If this happens, contact the Fund by mail or allow sufficient time to place your telephone transaction. The Fund may refuse a telephone request, including a request to redeem shares of the Fund. The Fund will use reasonable procedures to confirm that telephone instructions are genuine. If such procedures are followed, neither the Fund nor any persons or entity that provides services to the RBC Funds will be liable for any losses due to unauthorized or fraudulent instructions. If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person. The Fund reserves the right to limit the frequency or the amount of telephone redemption requests. Once a telephone transaction has been placed, it cannot be cancelled or modified.

Shareholder Mailings. To help lower operating costs, the Fund attempts to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Fund may send only one prospectus, annual report, semi-annual report, general information statement or proxy statement to that address rather than mailing separate documents to each shareholder. This practice is known as “householding.” Shareholders may opt out of this single mailing at any time by calling the RBC Funds at 1-800-422-2766 and requesting the additional copies of Fund documents.

Market Timing and Excessive Trading

Market timing may interfere with the management of the Fund’s portfolio and result in increased costs. The RBC Funds do not accommodate market timers. On behalf of the RBC Funds, the Board of Trustees has adopted policies and procedures to discourage short-term trading or to compensate the Fund for costs associated with it.

Restriction and Rejection of Purchase or Exchange Orders. The RBC Funds reserve the right to restrict or reject, for any reason, without any prior notice, any purchase or exchange order. These include transactions representing excessive trading or suspected excessive trading, transactions that may be disruptive to the management of the Fund’s portfolio, and purchase orders not accompanied by proper payment. The RBC Funds reserve the right to delay for up to one business day the processing of exchange requests in the event that, in the Fund’s judgment, such delay would be in the Fund’s best interest, in which case both the redemption and purchase will be processed at the conclusion of the delay period. Redemptions may be suspended or postponed at times when the NYSE is closed, when trading is restricted, or under certain emergency circumstances as determined by the SEC.

If detected, once an accountholder makes five exchanges between RBC Funds during a calendar year, the ability to make additional exchanges for that account may be suspended. In applying these exchange limits, the Fund may consider trading done in multiple accounts under common ownership, control or influence. These exchange limits do not apply to purchases made through the monthly exchange program. In addition, these limits may be modified at the Fund’s discretion for retirement plans to conform to plan exchange features and applicable law and regulation, and for automated or pre-established exchange, asset allocation or dollar cost averaging programs.

The RBC Funds’ policy limiting the number of exchanges applies uniformly to all investors. However, some financial intermediaries, such as investment advisors, broker-dealers, transfer agents and third-party administrators, maintain omnibus accounts in which they aggregate orders of multiple investors and forward aggregated orders to the RBC Funds. Because the Fund receives these orders on an aggregated basis and because these omnibus accounts may not be identified by the financial intermediaries as omnibus accounts, the RBC Funds may be limited in their ability to detect excessive trading or enforce its market timing policy with respect to those omnibus accounts and investors purchasing and redeeming Fund shares through those accounts.

If the RBC Funds identify an investor as a potential market timer or an intermediary as a potential facilitator for market timing in the Fund, even if the above limits have not been reached, the RBC Funds may take steps to restrict or prohibit further trading in the Fund by that investor or through that intermediary. As stated above, the Fund

Shareholder Information

reserves the right to restrict or reject a purchase order for any reason without prior notice. The Fund also reserves the right to terminate an investor’s exchange privilege without prior notice.

Risks Presented by Excessive Trading Practices. Parties engaged in market timing may use many techniques to seek to avoid detection. Despite the efforts of the Fund and its agents to prevent market timing, there is no guarantee that the Fund will be able to prevent all such practices. For example, the Fund receives purchase, exchange and redemption orders through financial intermediaries and cannot always reasonably detect market timing that may be facilitated by these intermediaries or by the use of omnibus account arrangements offered by these intermediaries to investors. Omnibus account arrangements typically aggregate the share ownership positions of multiple shareholders and often result in the Fund being unable to monitor the purchase, exchange and redemption activity of a particular shareholder. To the extent that the Fund and its agents are unable to curtail excessive trading practices in the Fund, those practices may interfere with the efficient management of the Fund’s investment portfolio, and may, for example, cause the Fund to maintain a higher cash balance than it otherwise would have maintained or to experience higher portfolio turnover than it otherwise would have experienced. This could hinder performance and lead to increased brokerage and administration costs. Those increased costs would be borne by Fund shareholders.

To the extent that the Fund invests in securities that may trade infrequently, such as private placements, it may be susceptible to market timing by investors who seek to exploit perceived price inefficiencies in the Fund’s investments. This is commonly referred to as price arbitrage. Because these securities may trade infrequently, the Fund may be unable to purchase or sell investments at favorable prices in response to cash inflows or outflows caused by timing activity.

Disclosure of Portfolio Holdings

A description of the Fund’s policies and procedures regarding the disclosure of portfolio holdings is available in the Fund’s SAI. The Fund also makes certain portfolio securities information available on its website which is accessed by using the Fund’s link at www.rbcgam.us. Within 15 days of month-end, the Fund’s top ten holdings and related weightings, the total number of Fund holdings and the Fund’s sector/industry weightings (all as of month-end) are posted until replaced by the next month’s information. Within 10 business days of month-end, the Fund’s complete portfolio holdings and its weightings are posted until replaced by the next month’s information.

Shareholder Information

Shareholder Servicing Plan

The Trust has adopted a Shareholder Servicing Plan (the “Servicing Plan”) that allows Class I shares of the Fund to pay service fees to firms that provide shareholder services (“Intermediaries”). Under the Servicing Plan, if an Intermediary provides shareholder services, including responding to shareholder inquiries and assisting shareholders with their accounts, the Fund may pay shareholder servicing fees to the Intermediary at an annual rate not to exceed 0.15% of the average daily value of net assets. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of charges.

Dividends, Distributions and Taxes

Dividends and Distributions. The Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Fund expects to declare dividends daily and distribute all of its net investment income, if any, to shareholders as dividends monthly. The Fund will distribute net realized capital gains, if any, at least annually. Dividends will also be paid at any time during the month upon total redemption of shares in an account. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gains distribution.

Annual Statements. Each year, the Fund will send you an annual statement (Form 1099) of your account activity to assist you in completing your federal, state and local tax returns. Distributions declared in October, November, or December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. Prior to issuing your statement, the Fund makes every effort to reduce the number of corrected forms mailed to you. However, if the Fund finds it necessary to reclassify its distributions or adjust the cost basis of any covered shares (defined below) sold or exchanged after you receive your tax statement, the Fund will send you a corrected Form 1099.

Avoid “Buying a Dividend.” At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in the Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”

Shareholder Information

Tax Considerations. The Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends reported by the Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met. Because the income of the Fund is primarily derived from investments earning interest rather than dividend income, generally none or only a small portion of the income dividends paid to you by the Fund is anticipated to be qualified dividend income eligible for taxation by individuals at long-term capital gain tax rates.

Sale or Redemption of Fund Shares. You will recognize taxable gain or loss on a sale, exchange or redemption of your shares in the Fund, including an exchange for shares of another RBC Fund, based on the difference between your tax basis in the shares and the amount you receive for them. Generally, you will recognize long-term capital gain or loss if you have held your Fund shares for over one year at the time you sell or exchange them. Any loss incurred on a redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares. The Fund is required to report to you and the Internal Revenue Service annually on Form 1099-B not only the gross proceeds of Fund shares you sell or redeem but also their cost basis for shares purchased or acquired on or after January 1, 2012 (“covered shares”). Cost basis will be calculated using the Fund’s default method of average cost, unless you instruct the Fund to use a different calculation method. Shareholders should carefully review the cost basis information provided by the Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If your account is held by your investment representative (financial advisor or other broker), please contact that representative with respect to reporting of cost basis and available elections for your account. Tax-advantaged retirement accounts will not be affected.

Medicare Tax. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Backup Withholding. By law, if you do not provide the Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. The Fund also must withhold if the Internal Revenue Service instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

State and Local Taxes. Fund distributions and gains from the sale or exchange of your Fund shares also may be subject to state, local and foreign taxes.

Non-U.S. Shareholders. Shareholders other than U.S. persons may be subject to a different U.S. federal income tax treatment, including withholding tax at the rate of 30% on amounts treated as ordinary dividends from the Fund, as discussed in more detail in the SAI.

This discussion of “Dividends, Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Fund.

Shareholder Information

Organizational Structure

RBC Funds Trust, formerly known as Tamarack Funds Trust, was organized as a Delaware statutory trust on December 16, 2003. Overall responsibility for the management of the Fund is vested in the Board of Trustees.

Financial Highlights

This section would ordinarily include Financial Highlights. The Financial Highlights table is intended to help you understand the Fund’s performance for the Fund’s periods of operations. Because the Fund has not yet commenced operations as of the date of this prospectus, no financial highlights are shown.

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Financial Highlights

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35

RBC Funds
Notice of Privacy Policy & Practices

The RBC Funds recognize and respect the privacy concerns and expectations of our customers, including individuals who provide their nonpublic personal information to the RBC Funds but do not invest in the RBC Funds’ shares.

We provide this notice to you so that you will know what kinds of information we collect about our customers and the circumstances in which that information may be disclosed to our affiliates and to third parties who are not affiliated with the RBC Funds. Our affiliates are companies that are related by common ownership or control.

Collection of Customer Information

We collect nonpublic personal information about our customers from the following sources:

●     Account Applications and Other Forms, which may include a customer’s name, address, social security number, and information about a customer’s investment goals and risk tolerance;

●     Account History, including information about the transactions and balances in a customer’s accounts; and

●     Correspondence, written, telephonic or electronic between a customer and the RBC Funds or service providers to the RBC Funds.

Disclosure of Customer Information

We may disclose all of the information described above to our affiliates and to certain third parties who are not affiliated with the RBC Funds under one or more of these circumstances:

●     As Authorized — if you request or authorize the disclosure of the information.

●     As Permitted by Law — for example, sharing information with companies who maintain or service customer accounts for the RBC Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts.

●     Under Joint Agreements — we may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

Security, Safeguarding and Destruction of Customer Information and Reports

We require service providers to the RBC Funds:

●     To maintain policies and procedures designed to assure only appropriate access to, and use of information about customers of, the RBC Funds;

●     To maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of customers of the RBC Funds;

●     To maintain physical, electronic and procedural safeguards for the proper disposal of consumer report information, as defined in Rule 30(b)(1)(ii) of Regulation S-P.

Delegation	The RBC Funds have delegated the responsibility to implement appropriate written procedures for such safeguarding and disposal of consumer report information and records to the Fund’s transfer agent and/or any other service provider who may come into possession of such information.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of the RBC Funds.

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Privacy Policy

For more information about the Fund, the following documents are available free upon request, once available:

Annual/Semi-Annual Reports (Reports):

The Fund’s Reports to shareholders contain additional information on the Fund’s investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI):

The Fund’s SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

You can get free copies of the Reports and the SAI, or request other information and discuss your questions about the Fund by contacting a broker or bank that sells the Fund, or contacting the Fund at:

RBC Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
Telephone: 1-800-422-2766

You may also visit the Fund’s website at www.rbcgam.us for a free copy of the Fund’s Prospectus, SAI or Reports.

Information from the Securities and Exchange Commission:

You can review and obtain copies of Fund documents from the SEC as follows:

In person:

Public Reference Room in Washington, D.C. (For its hours of operation, call 1-202-551-8090.)

By mail:

Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-1520

(The SEC charges a fee to copy any documents.)

On the EDGAR database via the Internet: www.sec.gov By electronic request: publicinfo@sec.gov (The SEC charges a fee to copy any documents.) Investment Company Act File No. 811-21475.

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PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION

DATED OCTOBER 2, 2017

SUBJECT TO COMPLETION

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

RBC FUNDS TRUST
50 SOUTH SIXTH STREET, SUITE 2350
MINNEAPOLIS, MINNESOTA 55402

GENERAL AND ACCOUNT INFORMATION
(800) 422-2766

STATEMENT OF ADDITIONAL INFORMATION

December 18, 2017

RBC Impact Bond Fund
Class I: [ ]
Class R6: [ ]

This Statement of Additional Information (“SAI”) describes the RBC Impact Bond Fund (the “Fund”) of RBC Funds Trust (the “Trust”) advised by RBC Global Asset Management (U.S.) Inc. (the “Advisor”).

Shares of the Fund are sold as investment vehicles for individuals, institutions, corporations and fiduciaries, including customers of the Advisor or its affiliates.

The Trust is offering an indefinite number of shares of each class of shares offered by the Fund. See “Additional Purchase and Redemption Information” and “Other Information — Capitalization” below.

This SAI is not a prospectus and is authorized for distribution only when preceded or accompanied by the prospectus for the Fund, dated December 18, 2017 (the “Prospectus”). This SAI contains additional and more detailed information than that set forth in the Prospectus and should be read in conjunction with the Prospectus. Copies of the Prospectus are available without charge, and may be obtained by writing or calling the Fund at the address or telephone number printed above, or on the Fund’s website at www.rbcgam.us.

INVESTMENT POLICIES

The investment objective and principal investment strategies of the Fund is set forth in the Fund’s Prospectus. This SAI contains supplemental information concerning certain types of securities and other instruments in which the Fund may invest, the investment policies and portfolio strategies that the Fund may utilize, and certain risks attendant to such investments, policies and strategies. The investment objective of the Fund is a non-fundamental policy of the Fund and may be changed by the Board of Trustees without shareholder approval.

DESCRIPTION OF SECURITIES AND INVESTMENT PRACTICES

ASSET-BACKED SECURITIES. Asset-backed securities represent participations in, or are secured by and payable from, pools of assets including company receivables, truck and auto loans, leases and credit card receivables. These securities may be in the form of pass-through instruments or asset-backed bonds. Asset-backed securities are issued by non-governmental entities and carry no direct or indirect government guarantee; the asset pools that back asset-backed securities are securitized through the use of privately-formed trusts or special purpose corporations.

Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the trust or corporation, or other credit enhancements may be present. Payments on asset-backed securities depend upon assets held by the issuer and collections of the underlying loans. The value of these securities depends on many factors, including changing interest rates, the availability of information about the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool, and any credit enhancement provided.

Like mortgages underlying mortgage-backed securities, automobile sales contracts or credit card receivables underlying asset-backed securities are also subject to prepayment, which may reduce the overall return to certificate holders. Nevertheless, principal prepayment rates tend not to vary much with interest rates, and the short-term nature of the underlying car loans or other receivables tends to dampen the impact of any change in the prepayment level. Certificate holders may also experience delays in prepayment on the certificates if the full amounts due on underlying sales contracts or receivables are not realized because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. In certain market conditions, asset-backed securities may experience volatile fluctuations in value and periods of illiquidity. If consistent with its investment objective and policies, the Fund may invest in other asset-backed securities that may be developed in the future. Certain asset-backed securities may be considered derivative instruments.

CASH MANAGEMENT. The Fund may invest a portion of its assets in cash or high-quality, short-term debt obligations readily convertible into cash. Such high quality, short-term obligations include: money market securities, money market mutual funds, commercial paper, bank certificates of deposit, and repurchase agreements collateralized by government securities. These investments may be used for cash management purposes and to maintain liquidity in order to satisfy redemption requests or pay unanticipated expenses, or they may be used while the Fund looks for suitable investment opportunities. There may also be times when the Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in these types of investments for temporary defensive purposes. During these times, the Fund may not be able to pursue its primary investment objective and, instead, will focus on preserving its assets.

In pursuing cash management strategies, the Fund will apply the following criteria to its investments:

(1)	Certificates of deposit, bankers’ acceptances and other short-term obligations must be issued domestically by United States commercial banks having assets of at least $1 billion, which are members of the Federal Deposit Insurance Corporation or holding companies of such banks;

(2)	Commercial paper will be limited to companies rated P-2 or higher by Moody’s Investors Service, Inc. (“Moody’s”) or A-2 or higher by Standard &Poor’s Financial Services LLC (“S&P”), (unless

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a higher rating is specified in the Prospectus, in which case the higher rating applies) or if not rated by either Moody’s or S&P, a company’s commercial paper may be purchased if the company has an outstanding bond issue rated A or higher by Moody’s or A or higher by S&P or, if unrated, is deemed to be of comparable quality by the Advisor (unless a higher rating is specified in the prospectus, in which case the higher rating applies);

(3)	The Fund will purchase only negotiable certificates of deposit and other short-term debt obligations of savings and loan associations having assets of at least $1 billion, which are regulated by the office of the Comptroller of the Currency and insured by the Federal Savings and Loan Insurance Corporation.

The securities used for cash management can go down in value. The market value of debt securities generally varies in response to changes in interest rates. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of these securities generally declines. These changes in market value will be reflected in the Fund’s net asset value.

COMMERCIAL PAPER. The term commercial paper generally refers to short-term unsecured promissory notes. Commercial paper may be issued by both foreign and domestic entities, which may include bank holding companies, corporations, special purpose corporations, financial institutions, and at times government agencies and financial instrumentalities. Investments in commercial paper may be in the form of discounted securities, be issued at par, and be variable rate demand notes and variable rate master demand notes, all with stated or anticipated maturities within 397 days. Commercial paper may be issued as taxable or tax exempt securities. All commercial paper purchased by the Fund must meet minimum rating criteria for the Fund.

CONVERTIBLE SECURITIES. Convertible securities give the holder the right to exchange the security for a specific number of shares of common stock, and entitles the holder to receive interest that is generally paid or accrued on debt or a dividend that is paid or accrued on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities include convertible preferred stocks, convertible bonds, notes and debentures, and other securities. Convertible securities typically involve less credit risk than common stock of the same issuer because convertible securities are “senior” to common stock — i.e., they have a prior claim against the issuer’s assets. Convertible securities have unique investment characteristics, in that they generally (i) have higher yields than common stocks, but pay lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying common stock due to their fixed income characteristics and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

Investments in convertible bonds may, in addition to normal bond risks and fluctuations, be subject to fluctuations in response to numerous factors, including but not limited to, variations in the periodic operating results of the issuer, changes in investor perceptions of the issuer, the depth and liquidity of the market for convertible bonds and changes in actual or forecasted global or regional economic conditions. In addition, the global bond markets have from time to time experienced extreme price and volume fluctuations.

Any such broad market fluctuations may adversely affect the trading price of convertible bonds. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Any of these actions could have an adverse effect on the Fund’s ability to achieve its investment objective, which, in turn, could result in losses to the Fund.

Contingent convertible bonds (“CoCo bonds”) are hybrid bonds typically issued by banks. When the issuer’s capital ratio falls below a specified trigger level, or in a regulator’s discretion depending on the regulator’s judgment about the issuer’s solvency prospects, a CoCo bond may be written down, written off or converted into an equity security. Due to the contingent write-down, write-off and conversion feature, CoCo bonds may have substantially greater risk than other securities in times of financial stress. If the trigger level is breached, the issuer’s decision to write down, write off or convert a CoCo bond may be outside the Fund’s control. Any such action could have an adverse effect on the Fund’s returns, and the Fund may suffer a complete loss on an investment in CoCo bonds with no chance of recovery even if the issuer remains in existence.

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In addition, coupon payments on contingent convertible securities are discretionary and may be cancelled by the issuer at any point, for any reason, and for any length of time. The discretionary cancellation of payments is not an event of default and there are no remedies to require re-instatement of coupon payments or payment of any past missed payments. Coupon payments may also be subject to approval by the issuer’s regulator and may be suspended in the event there are insufficient distributable reserves. Due to uncertainty surrounding coupon payments, contingent convertible securities may be volatile and their price may decline rapidly in the event that coupon payments are suspended.

Contingent convertible securities typically are structurally subordinated to traditional convertible bonds in the issuer’s capital structure. In certain scenarios, investors in contingent convertible securities may suffer a loss of capital ahead of equity holders or when equity holders do not. Contingent convertible securities are perpetual instruments and may only be callable at predetermined dates upon approval of the applicable regulatory authority. There is no guarantee that the Fund will receive return of principal on contingent convertible securities. Moreover, convertible contingent securities are a newer form of instrument and the regulatory environment for these instruments continues to evolve. Because the market for contingent convertible securities is evolving, it is uncertain how the larger market for contingent convertible securities would react to an issuer’s capital ratio falling below a specific trigger level or a coupon suspension applicable to a single issuer.

Contingent convertible securities are subject to additional risk factors. A contingent convertible security is a hybrid debt security typically issued by a non-U.S. bank that may be convertible into equity or may be written down if a pre-specified trigger event such as a decline in capital ratio below a prescribed threshold occurs. If such a trigger event occurs, the Fund may lose the principal amount invested on a permanent or temporary basis or the contingent convertible security may be converted to equity. Coupon payments on contingent convertible securities may be discretionary and may be cancelled by the issuer. Holders of contingent convertible securities may suffer a loss of capital when comparable equity holders do not.

CORPORATE DEBT SECURITIES. The Fund may invest in corporate debt securities (corporate bonds, debentures, notes and similar corporate debt instruments) that meet the Fund’s applicable rating criteria. The Fund may also invest in hybrid corporate debt, including Tier I and Tier II bank capital securities and bank trust preferred securities.

Corporate debt securities are taxable debt obligations issued by corporations, are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to factors such as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity. The market value of a debt security generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price of the debt obligation usually rises, and when prevailing interest rates rise, the price usually declines.

After purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. However, the Advisor will consider such event in its determination of whether the Fund should continue to hold the security. To the extent the ratings given by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Financial Services LLC (“S&P”) or another rating agency change as a result of changes in such organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectus and in this SAI.

CYBERSECURITY. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cybersecurity failures or breaches by the Fund’s Advisor, and other service providers (including, but not limited to, fund accountants, custodians, transfer agents and administrators), and the issuers of securities in which the Fund invests, have the ability to cause disruptions and

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impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Fund and its service providers have established business continuity plans in the event of, and systems designed to reduce the risks associated with, such cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund and issuers in which the Fund invests. Moreover, there is a risk that cyber-attacks will not be detected. The Fund and its shareholders could be negatively impacted as a result.

DEBT SECURITIES. Investments in certain debt securities will be especially subject to the risk that, during certain periods, the liquidity of particular issuers or industries, or all securities within a particular investment category, may shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions whether or not accurate.

Current market conditions pose heightened risks for the Fund because it invests in debt securities. While the U.S. is experiencing historically low interest rate levels, signs of economic recovery and the end of the Federal Reserve Board’s quantitative easing program have increased the risk that interest rates may rise in the near future. Any future interest rate increases or other adverse conditions (e.g., inflation/deflation, increased selling of certain fixed-income investments across other pooled investment vehicles or accounts, changes in investor perception, or changes in government intervention in the markets) could cause the value of the Fund to decrease. As such, debt securities markets may experience heightened levels of interest rate and liquidity risk, as well as increased volatility. If rising interest rates cause the Fund to lose value, the Fund could also face increased shareholder redemptions, which would further impair the Fund’s ability to achieve its investment objectives.

The capacity for traditional dealers to engage in fixed-income trading for certain fixed-income instruments has not kept pace with the growth of the fixed income market, and in some cases has decreased. As a result, because dealers acting as market makers provide stability to a market, the significant reduction in certain dealer inventories could potentially lead to decreased liquidity and increased volatility in the fixed-income markets. Such issues may be exacerbated during periods of economic uncertainty or market volatility.

DERIVATIVES. A derivative is a financial instrument which has a value that is based on (“derived from”) the value of one or more other assets, such as securities, interest rates, currencies, commodities or related indexes (“reference assets”). Derivatives include forwards, options, futures, options on futures and swap agreements (see additional disclosure below). The risks associated with the use of derivatives are different from, and may be greater than, the risks associated with investing in the underlying reference asset on which the derivative is based. Derivatives are highly specialized instruments that require investment and analysis techniques different from those associated with standard bond and equity securities. Using derivatives requires an understanding not only of the underlying reference asset, but of the derivative instrument itself, without the benefit of observing the performance of the derivative under all potential market conditions. The Fund, as described in more detail below, may invest in various types of derivatives for the purpose of risk management, seeking to reduce transaction costs, modifying the target duration of the Fund’s portfolio, managing the Fund’s cash position or otherwise seeking to add value to an individual portfolio when a derivative instrument is more favorably priced relative to the underlying security. However, there is no guarantee that a particular derivative strategy will meet these objectives. Further, the Fund is not obligated to actively engage in hedging. For example, the Fund may not have attempted to hedge its exposure to a particular risk at a time when doing so might have avoided a loss. The Fund will not use derivatives for speculative purposes.

In addition to the risks associated with specific types of derivatives as described below, derivatives may be subject to the following risks: 1) Counterparty risk: the risk of loss due to the failure of the other party to the contract to make required payments or otherwise comply with contract terms; 2) Liquidity risk: the risk that a portfolio may not be able to purchase or sell a derivative at the most advantageous time or price due to difficulty in finding a buyer or seller; or 3) Pricing or Valuation risk: the risk that a derivative may not be correctly priced within a portfolio due to the fluctuating nature of the underlying reference asset. There is also the risk that the fluctuations in value of a derivative will not correlate perfectly with that of the underlying reference asset. Finally, the decision to purchase or

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sell a derivative depends in part upon the ability of the Advisor to forecast certain economic trends, such as interest rates. If the Advisor incorrectly forecasts these trends, or in the event of unanticipated market movement, there is a risk of loss to the portfolio upon liquidation of the derivative.

Leverage exists when the Fund purchases or sells a derivative instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested. Leverage may cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The use of some derivative instruments may result in economic leverage, which does not result in the possibility of the Fund incurring obligations beyond its investment, but that nonetheless permits the Fund to gain exposure that is greater than would be the case in an unlevered instrument.

The U.S. Securities and Exchange Commission (“SEC”) takes the position that financial instruments that involve the Fund’s obligation to make future payments to third parties can be viewed as issuances of “senior securities” by the Fund. To prevent such transactions from being viewed as “senior securities” subject to the Investment Company Act of 1940, as amended (the “1940 Act”), prohibition, the Fund may (1) maintain an offsetting investment; (2) segregate or earmark on the books of the Fund an appropriate amount of liquid assets to “cover” the Fund’s potential exposure under the leveraged transactions; or (3) maintain other “cover” for the transaction as permitted by SEC guidance. In many cases, the Fund is required to cover its open position by maintaining segregated liquid assets equal to the derivative contract’s full, notional value. However, with respect to certain instruments that are contractually required to “cash-settle,” the Fund is permitted to maintain a “cover” in an amount equal to the Fund’s daily marked-to-market (net) obligation (i.e., the Fund’s daily net liability if any) rather than the notional value. By earmarking assets equal to only its net obligation under cash-settled contracts, the Fund will have the ability to employ leverage to a greater extent than if the Fund were required to earmark assets equal to the full notional value of such contracts. Fund transactions subject to the “senior security” prohibition are marked-to-market daily to assure that liquid assets equal to the potential exposure created by these transactions are maintained. These “cover” requirements may require that securities be sold or purchased in adverse market conditions. Further, maintaining segregated assets to cover “senior securities” transactions may result in such securities being unavailable for other investment purposes or to satisfy redemptions. The Fund has adopted asset segregation policies to comply with the SEC’s requirements relating to cover and senior securities. The Fund reserves the right to modify its asset segregation policies in the future to comply in the positions from time to time articulated by the SEC or its staff regarding asset segregation.

Futures. The Fund may enter into futures contracts, which are standardized exchange-traded contracts between two parties for the sale of an underlying reference asset, such as a security, currency or commodity with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the reference asset. Futures contracts may be bought and sold on U.S. and non-U.S. exchanges. Futures contracts in the U.S. are traded on exchanges and must be executed through a futures commission merchant (“FCM”), which is a brokerage firm. Because futures contracts are exchange-traded, the primary credit risk on such contract is the creditworthiness of the Fund’s clearing broker. Futures contracts may also be entered into on certain exempt markets, including exempt boards of trade and electronic trading facilities, available to certain market participants. The purchase of a futures contract allows the Fund to increase or decrease its exposure to the underlying reference asset without having to buy or sell the actual asset. Futures contracts may be based on various securities, securities indexes, interest rates, foreign currencies and other financial instruments and indexes. The Fund may not invest more than 15% of its net assets in premiums and margins on options and futures.

A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. The Fund may engage in such futures transactions in an effort to hedge against market risks and to manage its cash position. This investment technique is designed primarily to hedge against anticipated future changes in market conditions which otherwise might adversely affect the value of securities which the Fund hold or intend to purchase. For example, when interest rates are expected to rise or market values of portfolio securities are expected to fall, the Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, the Fund, through the purchase of such contracts, can attempt to secure better rates or prices than might later be available in the market when it affects anticipated purchases.

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While futures contracts generally provide for the delivery of an underlying reference asset, actual delivery usually does not occur. Futures contracts can be terminated by entering into offsetting transactions. In addition, the Fund may invest in futures contracts that are contractually required to be “cash-settled,” rather than requiring the delivery of the reference asset. The Fund will cover its obligations under the futures transactions in which it participates by either (i) holding offsetting positions; or (ii) accruing such amounts on a daily basis and maintaining segregated assets to cover the futures contract. With respect to a futures contract that is not contractually required to “cash-settle,” the Fund must cover its open position by maintaining segregated assets equal to the contract’s full, notional value. However, the Fund may net non-cash settled futures contracts if the futures have the same expiration date and underlying instruments. With respect to a futures contract that is contractually required to “cash-settle” the Fund is permitted to maintain segregated assets in an amount equal to the Fund’s daily marked-to-market (net) obligation (i.e., the Fund’s daily net liability if any) rather than the notional value. By setting aside assets equal to only its net obligation under cash-settled future contracts the Fund will have the ability to employ leverage to a greater extent than if the Fund were required to segregate assets equal to the full notional value of such contracts.

Options. The Fund may write (or sell) put and call options on the securities that the Fund is authorized to buy or already holds in its portfolio. The Fund may also purchase put and call options. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying security at the agreed-upon exercise (or “strike”) price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying security at the strike price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract. The Fund may not invest more than 15% of its net assets in premiums and margins on options and futures.

The Fund may sell “covered” put and call options as a means of hedging the price risk of securities in the Fund’s portfolio. The sale of a call option against an amount of cash equal to the potential liability of a put constitutes a “covered put.” When the Fund sells an option, if the underlying securities do not increase (in the case of a call option) or decrease (in the case of a put option) to a price level that would make the exercise of the option profitable to the holder of the option, the option will generally expire without being exercised and the Fund will realize as profit the premium paid for such option. When a call option of which the Fund is the writer is exercised, the option holder purchases the underlying security at the strike price and the Fund does not participate in any increase in the price of such securities above the strike price. When a put option of which the Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at the strike price, which may be in excess of the market value of such securities. At the time the Fund writes a put option or a call option on a security it does not hold in its portfolio in the amount required under the option, it will segregate or earmark liquid assets equal to its liability under the option or enter into an offsetting transaction, in accordance with procedures approved by the Trust that are intended to address potential leveraging issues.

Over-the-counter (“OTC”) options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than exchange-traded options. Because OTC options are not traded on an exchange, pricing is normally done by reference to information from a market maker. This information is carefully monitored by the Advisor and verified in appropriate cases. All OTC derivative counterparties will be approved consistent with the Advisor’s policies and procedures. OTC options are subject to the Fund’s 15% limit on investments in securities which are illiquid or not readily marketable (see “Investment Restrictions”), provided that OTC option transactions by the Fund with a primary U.S. Government securities dealer which has given the Fund an absolute right to repurchase according to a “repurchase formula” will not be subject to such 15% limit.

It may be the Fund’s policy, in order to avoid the exercise of an option sold by it, to cancel its obligation under the option by entering into a closing purchase transaction, if available, unless it is determined to be in the Fund’s interest to sell (in the case of a call option) or to purchase (in the case of a put option) the underlying securities. A closing purchase transaction consists of the Fund purchasing an option having the same terms as the option sold by the Fund and has the effect of canceling the Fund’s position as a seller. The premium which the Fund will pay in executing a closing purchase transaction may be higher than the premium received when the option was sold, depending in large part upon the relative price of the underlying security at the time of each transaction. To the extent options sold by the Fund are exercised and the Fund either delivers portfolio securities to the holder of a call option or liquidates

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securities in its portfolio as a source of funds to purchase securities put to the Fund, the Fund’s portfolio turnover rate may increase, resulting in a possible increase in short-term capital gains and a possible decrease in long-term capital gains.

Purchasing and writing options involve certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price, or in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options market, the Fund may be unable to close out a position. If the Fund cannot affect a closing transaction, it will not be able to sell the underlying security while the previously written option remains outstanding, even if it might otherwise be advantageous to do so.

Options on Futures Contracts. The Fund may purchase and write put and call options on futures contracts that are traded on a U.S. exchange or board of trade and enter into related closing transactions to attempt to gain additional protection against the effects of interest rate, currency or equity market fluctuations. There can be no assurance that such closing transactions will be available at all times. In return for the premium paid, such an option gives the purchaser the right to assume a position in a futures contract at any time during the option period for a specified exercise price.

The Fund may purchase put options on futures contracts in lieu of, and for the same purpose as, the sale of a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract.

The purchase of call options on futures contracts is intended to serve the same purpose as the actual purchase of the futures contracts. The Fund may purchase call options on futures contracts in anticipation of a market advance when it is not fully invested.

The Fund may write a call option on a futures contract in order to hedge against a decline in the prices of the index or debt securities underlying the futures contracts. If the price of the futures contract at expiration is below the exercise price, the Fund would retain the option premium, which would offset, in part, any decline in the value of its portfolio securities.

The writing of a put option on a futures contract is similar to the purchase of the futures contracts, except that, if market price declines, the Fund would pay more than the market price for the underlying securities or index units. The net cost to the Fund would be reduced, however, by the premium received on the sale of the put, less any transaction costs.

At the time the Fund writes a put option or a call option on a futures contract, it will segregate or earmark liquid assets equal to its liability under the option or enter into an offsetting transaction, in accordance with procedures approved by the Board of Trustees that are intended to address potential leveraging issues.

Risks of Futures and Related Options Investments. There are several risks associated with the use of futures contracts and options on futures contracts. While the Fund’s use of futures contracts and related options for hedging may protect the Fund against adverse movements in the general level of interest rates or securities prices, such transactions could also preclude the opportunity to benefit from favorable movement in the level of interest rates or securities prices. There can be no guarantee that the Advisor’s forecasts about market value, interest rates and other applicable factors will be correct or that there will be a correlation between price movements in the hedging vehicle and in the securities being hedged. The skills required to invest successfully in futures and options may differ from

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the skills required to manage other assets in the Fund’s portfolio. An incorrect forecast or imperfect correlation could result in a loss on both the hedged securities in the Fund and the hedging vehicle so that the Fund’s return might have been better had hedging not been attempted.

There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures contract or futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent the Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements until the position is closed. The potential risk of loss to the Fund from a futures transaction is unlimited.

The Fund will enter into only those futures contracts or futures options which are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or are quoted on an automated quotation system. Foreign markets may offer advantages such as trading in indices that are not currently traded in the United States. Foreign markets, however, may have greater risk potential than domestic markets. Unlike domestic commodity exchanges, foreign commodity exchanges are not regulated by the U.S. Commodity Futures Trading Commission (“CFTC”) and, as such, trading on foreign exchanges may be subject to greater risk than trading on domestic exchanges. In addition, some foreign exchanges are principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. Finally, any profits that the Fund might realize in trading in foreign markets could be eliminated by adverse changes in the exchange rate of the currency in which the transaction is denominated, or the Fund could incur losses as a result of changes in the exchange rate.

The Fund will incur brokerage fees in connection with its futures and options on futures transactions, and it will be required to segregate funds for the benefit of brokers as margin to guarantee performance of these contracts. In addition, while such contracts will be entered into to reduce certain risks, trading in these contracts entails certain other risks. Thus, while the Fund may benefit from the use of futures contracts and related options, unanticipated changes in interest rates may result in a poorer overall performance for that Fund than if it had not entered into any such contracts. Moreover, in the event of an imperfect correlation between the futures position and the portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss. The Fund may be required to segregate certain of its assets in respect of derivative transactions entered into by the Fund.

There is a risk of loss by the Fund of the initial and variation margin deposits in the event of bankruptcy of an FCM with which the Fund has an open position in a futures contract. The assets of the Fund may not be fully protected in the event of the bankruptcy of an FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers. If the FCM does not provide accurate reporting, the Fund is also subject to the risk that the FCM could use the Fund’s assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer.

The regulation of futures, options on futures and other derivatives is a rapidly changing area of law. For more information, see “Risks of Potential Regulation of Swaps and Other Derivatives” below.

Foreign Currency Options. The Fund may purchase and write put and call options on foreign currencies and enter into related closing transactions to attempt to gain additional protection against adverse movements of currency exchange rates. A foreign currency option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy the underlying foreign currency from the writer of the option (in the case of a call option), or to sell the underlying foreign currency to the writer of the option (in the case of a put option), at a designated price during the term of the option. Foreign currency options are traded on U.S. and other exchanges as well as in the OTC market.

Risks of Foreign Currency Options. Foreign currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Fund to reduce foreign currency risk using such options. OTC options differ from exchange-traded options in that they are two-party contracts with price and other terms

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negotiated between buyer and seller and generally do not have as much market liquidity as exchange-traded options. Employing hedging strategies with options on currencies does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such hedging transactions reduce or preclude the opportunity for gain if the value of the hedged currency should change relative to the U.S. dollar. The Funds will not speculate in options on foreign currencies.

There is no assurance that a liquid secondary market will exist for any particular foreign currency option or at any particular time. In the event no liquid secondary market exists, it might not be possible to effect closing transactions, in particular options. If the Fund cannot close out an option which it holds, it would have to exercise its option in order to realize any profit and would incur transactional costs on the sale of underlying assets.

Forward Foreign Currency Exchange Contracts. The Fund may enter into forward foreign currency exchange contracts in order to protect against uncertainty in the level of future foreign exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific non-U.S. currency, in exchange for another currency, which may be U.S. Dollars, at a future date, which may be three days or more from the date of the contract agreed upon by the parties, at an exchange rate (price) set at the time of the contract. These contracts are entered into in the interbank market conducted between currency traders (usually large commercial banks) and their customers. At the maturity of a forward foreign currency exchange contract, the Fund may either exchange the reference asset and fixed price specified in the contract or, prior to maturity, the Fund may enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward foreign currency exchange contracts are usually effected with the counterparty to the original contract. The Fund may also enter into forward foreign currency exchange contracts that do not provide for physical settlement of the reference asset but instead provide for settlement by a single cash payment (“non-deliverable forwards”). Under definitions adopted by the CFTC and SEC, non-deliverable forwards are considered swaps. Although non-deliverable forwards have historically been traded in the OTC market, as swaps they may in the future be required to be centrally cleared and traded on public facilities. For more information on central clearing and trading of cleared swaps, see “Swap Agreements,” “Risks of Swap Agreements” and “Risks of Potential Regulation of Swaps and Other Derivatives” below.

Risks of Forward Foreign Currency Exchange Contracts. Forward foreign currency exchange contracts may be bought or sold to attempt to protect the Funds against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. Although such contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

The precise matching of the value of forward contracts and the value of the securities involved will not generally be possible since the future value of the securities in currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The successful use of these transactions will usually depend on the Advisor’s ability to accurately forecast currency exchange rate movements. Should exchange rates move in an unexpected manner, the Fund may not achieve the anticipated benefits of the transaction, or it may realize losses. Projection of short-term currency exchange rate movements is extremely difficult, and the successful execution of a short-term hedging strategy is uncertain. There can be no assurance that new forward contracts or offsets will always be available to the Fund.

Investors should bear in mind that the Fund is not obligated to actively engage in hedging or other currency transactions. For example, the Fund may not have attempted to hedge its exposure to a particular foreign currency at a time when doing so might have avoided a loss.

Swap Agreements. The Fund may engage in swap transactions, including, but not limited to, interest rate swaps and options thereon, swaps on specific securities or security indexes, total return swaps, credit default swaps (“CDS”), and credit default index swaps (“CDX”). A swap agreement is an agreement between two parties (generally referred to as the counterparties) to exchange payments at specified dates calculated on a specific asset, interest rate, or index. The payments under a swap agreement are based on the specified dollar amount (generally referred to as the notional amount). Generally swap agreements are structured so that the specified payments due from each counterparty with respect to a particular swap are netted, with net payment being made only to the counterparty entitled to receive such payment. Where a swap contract provides for the netting of payments, the net amount of the

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excess, if any, of the Fund’s obligations over its entitlements with respect to the swap contract will be accrued on a daily basis and an amount of segregated assets having an aggregate market value at least equal to the accrued excess will be maintained to cover the transaction.

The purchaser of an option on an interest rate swap, also known as a “swaption,” upon payment of a fee (either at the time of purchase or in the form of higher payments or lower receipts within an interest rate swap transaction) has the right, but not the obligation, to initiate a new swap transaction of a pre-specified notional amount with pre-specified terms with the seller of the swaption as the counterparty.

The purchaser of a CDS has the right to recoup the economic value of a decline in the value of obligations of the reference issuer if a credit event (e.g., a downgrade or default) occurs with respect to such debt obligations. CDS are contracts on individual debt obligations, while CDX transactions are contracts on indexes of debt obligations. CDS and CDX may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation. In cases where the Fund is the buyer of a CDS or CDX contract, the Fund will earmark and reserve assets, in cash or liquid securities, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis. In cases where the Fund is a seller of a CDS or CDX contract, the Fund will earmark and reserve assets, in cash or liquid securities, equal to the full notional value of the CDS or CDX.

A total return swap is an agreement between two parties under which the parties agree to make payments to each other so as to replicate the economic consequences that would apply had a purchase or short sale of the underlying reference instrument taken place. For example, one party agrees to pay the other party the total return earned or realized on the notional amount of an underlying equity security and any dividends declared with respect to that equity security. In return the other party makes payments, typically at a floating rate, calculated based on the notional amount.

A swap agreement may be negotiated bilaterally and traded OTC between the two parties (for an uncleared swap) or, in some instances, must be transacted through an FCM and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap). In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. During the term of an uncleared swap, the Fund is usually required to pledge to the swap counterparty, from time to time, an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by the Fund to the counterparty if the swap were terminated on the date in question, including, any early termination payments. Periodically, changes in the amount pledged are made to recognize changes in value of the contract resulting from, among other things, interest on the notional value of the contract, changes in the market value of the underlying investment, and/or dividends paid by the issuer of the underlying instrument. Likewise, the counterparty may be required to pledge cash or other assets to cover its obligations to the Fund.

In December 2015, the CFTC adopted margin requirements for uncleared swaps. The Fund has not typically provided initial margin in connection with uncleared swaps. The margin requirements will be implemented on a phased-in basis and will require the Fund to make variation margin requirements and may require the Fund to make initial margin payments. The requirements may impact the Fund’s ability to engage in uncleared swaps because margin for uncleared swaps is expected to be higher than margin for cleared swaps (discussed below).

As a result of the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”) and related regulatory developments, which imposed comprehensive regulatory requirements on swaps and swap market participants, certain standardized swaps are subject to mandatory central clearing and exchange trading. In a cleared swap, the Fund’s ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution. Cleared swaps are submitted for clearing through each party’s FCM, which must be a member of the clearinghouse that serves as the central counterparty. Mandatory clearing and exchange-trading of swaps will occur on a phased-in basis based on CFTC approval of contracts for central clearing and public trading facilities making such cleared swaps available to trade. To date, the CFTC has designated only certain of the most common types of CDX and interest rate swaps as subject to mandatory clearing and certain public trading facilities have made certain of those swaps available to trade, but it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks and may

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involve additional costs and risks not involved with uncleared swaps. For more information, see “Risks of Swap Agreements” and “Risks of Potential Regulation of Swaps and Other Derivatives” below.

When the Fund enters into a cleared swap, it must deliver to the central counterparty (via an FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central counterparty, but an FCM may require additional initial margin above the amount required by the central counterparty. During the term of the swap agreement, a “variation margin” amount may also be required to be paid by the Fund or may be received by the Fund in accordance with margin controls set for such accounts, depending upon changes in the value of the contract resulting from, among other things, interest on the notional value of the contract, changes in the market value of the underlying instrument, and/or dividends paid by the issuer of the underlying instrument.  At the conclusion of the term of the swap agreement, if the Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If the Fund has a loss of less than the margin amount, the excess margin is returned to the Fund. If the Fund has a gain, the full margin amount and the amount of the gain is paid to the Fund.

Risks of Swap Agreements. As is the case with most investments, swap agreements are subject to market risk, and there can be no guarantee that the Advisor will correctly forecast the future movements of interest rates, indexes or other economic factors. The use of swaps requires an understanding of investment techniques, risk analysis and tax treatment different than those of the Fund’s underlying portfolio investments. Swap agreements may be subject to liquidity risk, when a particular contract is difficult to purchase or sell at the most advantageous time. However, in recent years the swaps market has become increasingly liquid, and central clearing and the trading of cleared swaps on public facilities are intended to further increase liquidity. Nevertheless, certain swap agreements may be subject to the Fund’s limitations on illiquid securities.

Swap agreements are also subject to pricing risk which can result in significant fluctuations in value relative to historical prices. Significant fluctuations in value may mean that it is not possible to initiate or liquidate a swap position in time to avoid a loss or take advantage of a specific market opportunity.

Rules adopted under the Dodd-Frank Act require centralized reporting of detailed information about swaps, whether cleared or uncleared. This information is available to regulators and also, to a more limited extent and on an anonymous basis, to the public. Reporting of swap data is intended to result in greater market transparency. This may be beneficial to the Fund should it use swaps in its trading strategies. However, public reporting imposes additional recordkeeping, burdens on the Fund, and the safeguards established to protect anonymity are not yet tested and may not provide protection of trader identities as intended.

Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. As a result, swap participants may not be as protected as participants on organized exchanges. Performance of a swap agreement is the responsibility only of the swap counterparty and not of any exchange or clearinghouse. As a result, the Funds are subject to counterparty risk (i.e. the risk that a counterparty will be unable or will refuse to perform under such agreement, including because of the counterparty’s bankruptcy or insolvency). The Fund risks the loss of the accrued but unpaid amounts under a swap agreement, which could be substantial, in the event of a default, insolvency or bankruptcy by a swap counterparty. In such an event, the Fund will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Fund’s rights as a creditor. If the counterparty’s creditworthiness declines, the value of a swap agreement would likely decline, potentially resulting in losses.

As noted above, under recent financial reforms, certain types of swaps are, and others eventually are expected to be, required to be cleared through a central counterparty, which may affect counterparty risk and other risks faced by the Fund. Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to bilateral swaps because central clearing interposes the central clearinghouse as the counterparty to each participant’s swap, but it does not eliminate those risks completely. There is also a risk of loss by the Fund of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Fund has an open position, or the central counterparty in a swap contract. The assets of the Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers. If the FCM does not provide accurate reporting, the Fund is also subject to the risk that the FCM could use the Fund’s assets, which are held in an

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omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty. Credit risk of cleared swap participants is concentrated in a few clearinghouses, and the consequences of insolvency of a clearinghouse are not clear. Transactions executed on a swap execution facility (“SEF”) may increase market transparency and liquidity but may require the Fund to incur increased expenses to access the same types of swaps that it has used in the past.

With cleared swaps, the Fund may not be able to obtain as favorable terms as it would be able to negotiate for a bilateral, uncleared swap. In addition, an FCM may unilaterally amend the terms of its agreement with the Fund, which may include the imposition of position limits or additional margin requirements with respect to the Fund’s investment in certain types of swaps. Central counterparties and FCMs can require termination of existing cleared swap transactions upon the occurrence of certain events, and can also require increases in margin above the margin that is required at the initiation of the swap agreement. Currently, depending on a number of factors, the margin required under the rules of the clearinghouse and FCM may be in excess of the collateral required to be posted by the Fund to support its obligations under a similar uncleared swap. However, regulators have proposed and are expected to adopt rules imposing certain margin requirements on uncleared swaps in the near future, which is likely to impose higher margin requirements on uncleared swaps.

The Fund is also subject to the risk that, after entering into a cleared swap with an executing broker, no FCM or central counterparty is willing or able to clear the transaction. In such an event, the Fund may be required to break the trade and make an early termination payment to the executing broker.

Swaps that are subject to mandatory clearing are also required to be traded on SEFs, if any SEF makes the swap available to trade.  A SEF is a trading platform where multiple market participants can execute swap transactions by accepting bids and offers made by multiple other participants on the platform.  Transactions executed on a SEF may increase market transparency and liquidity but may require the Fund to incur increased expenses to access the same types of swaps that it has used in the past.

Risks of Potential Regulation of Swaps and Other Derivatives. The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading.

It is not possible to predict fully the effects of current or future regulation. However, it is possible that developments in government regulation of various types of derivative instruments, such as speculative position limits on certain types of derivatives, or limits or restrictions on the counterparties with which the Fund engages in derivative transactions, may limit or prevent the Fund from using or limit the Fund’s use of these instruments effectively as a part of its investment strategy, and could adversely affect the Fund’s ability to achieve its investment objective. The Advisor will continue to monitor developments in the area, particularly to the extent regulatory changes affect the Fund’s ability to enter into desired swap agreements. New requirements, even if not directly applicable to the Fund, may increase the cost of the Fund’s investments and cost of doing business, which could adversely affect investors.

Commodity Pool Operator Exclusions and Regulation. The Advisor is registered as a “commodity pool operator” under the Commodity Exchange Act (“ CEA ”) and the rules of the CFTC. However, the Advisor has claimed with respect to the Fund an exclusion from the definition of the term “commodity pool operator” under CFTC Regulation 4.5, and the Advisor is exempt from registration as a “commodity trading advisor” with respect to the Fund. Accordingly, the Advisor is not subject to regulation as a commodity pool operator or commodity trading advisor with respect to the Fund. The Fund is also not subject to registration or regulation as commodity pool operators.

The terms of CFTC Regulation 4.5 require the Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include futures, commodity options and swaps, which in turn include non-deliverable currency forwards. The Fund is not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets.

The CFTC has neither reviewed nor approved the Advisor’s or the Fund’s reliance on these exclusions, the Fund’s investment strategies or Prospectus, or this SAI.

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Generally, CFTC Regulation 4.5 requires the Fund to meet one of the following tests for its commodity interest positions, other than positions entered into for bona fide hedging purposes (as defined in the rules of the CFTC): either (1) the aggregate initial margin and premiums required to establish the Fund’s positions in commodity interests may not exceed 5% of the liquidation value of the Fund’s portfolio (after taking into account unrealized profits and unrealized losses on any such positions); or (2) the aggregate net notional value of the Fund’s commodity interest positions, determined at the time the most recent such position was established, may not exceed 100% of the liquidation value of the Fund’s portfolio (after taking into account unrealized profits and unrealized losses on any such positions). In addition to meeting one of these trading limitations, the Fund may not be marketed as a commodity pool or otherwise as a vehicle for trading in the commodity futures, commodity options or swaps markets. If, in the future, the Fund can no longer satisfy these requirements, the Advisor would be subject to regulation as a commodity pool operator with respect to the Fund, in accordance with CFTC rules that apply to CPOs of registered investment companies. Generally, these rules allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on the Advisor’s compliance with comparable SEC requirements. However, as a result of CTFC regulation with respect to the Fund, the Fund may incur additional compliance and other expenses.

EXCHANGE-TRADED NOTES Exchange-Traded Notes or “ETNs” are a type of debt security that trade on exchanges and promise a return linked to a market index or other benchmark. ETNs are unsecured debt obligations of the issuer—typically a bank or another financial institution. They differ from traditional bonds in certain ways. For example, unlike traditional bonds, ETNs typically do not pay any interest payments to investors. Instead, the issuer promises to pay the holder of the ETN an amount determined by the performance of the underlying index or benchmark on the ETN’s maturity date (typically 10, 30 or in some cases even 40 years from issuance), minus any specified fees. The performance of an ETN over long periods can differ significantly from the performance of the underlying index or benchmark. Some ETNs are callable at the issuer’s discretion. In addition, unlike traditional bonds, ETNs trade on exchanges throughout the day at prices determined by the market, similar to stocks or exchange-traded funds. But unlike exchange-traded funds, ETNs do not buy or hold assets to replicate or approximate the performance of the underlying index. The secondary market price of an ETN may differ significantly from its indicative value as calculated by the issuer.

The issuer of an ETN may engage in trading activity that is at odds with the interests of investors who hold the ETNs.

ETNs carry various risks, including credit risk, market risk and liquidity risk. The absence of an active secondary market for ETNs could make it difficult to dispose of the ETNs. Although ETNs are traded on an exchange, an active trading market may not develop. The Fund could suffer a loss if the issuer defaults on an ETN.

FOREIGN SECURITIES. Investing in the securities of issuers in any foreign country involves special risks and considerations not typically associated with investing in securities of U.S. issuers. These special risks include differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); political instability which could affect U.S. investments in foreign countries and diplomatic developments imposed by other countries or government entities. Additionally, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custodial arrangements and transaction costs of foreign currency conversions.

FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES. The Fund may purchase when-issued securities and enter into agreements to purchase securities for a fixed price at a future date beyond customary settlement time if the Fund maintains a segregated or earmarked account, in accordance with procedures approved by the Trust that are intended to address potential leveraging issues, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. Purchasing forward commitments and securities on a when-issued basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is

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in addition to the risk of decline in value of the Fund’s other assets. No income accrues on securities purchased on a when-issued basis prior to the time delivery of the securities is made, although the Fund may earn interest on securities it has deposited in the segregated account because it does not pay for the when-issued securities until they are delivered. Investing in when-issued securities has the effect of (but is not the same as) leveraging the Fund’s assets.

Although the Fund would generally purchase securities on a when-issued basis or enter into forward commitments with the intention of actually acquiring securities, the Fund may dispose of a when-issued security or forward commitment prior to settlement if the Advisor deems it appropriate to do so. The Fund may realize short-term profits or losses upon such sales. Obligations purchased on a when-issued basis or held in the Fund’s portfolio are subject to changes in market value based not only upon the public’s perception of the creditworthiness of the issuer but also upon changes in the level of interest rates. In the absence of a change in credit characteristics, which, of course, will cause changes in value, the value of portfolio investments can be expected to decline in periods of rising interest rates and to increase in periods of declining interest rates.

When payment is made for when-issued securities, the Fund will meet its obligations from its then available cash flow, sale of securities held in the separate account, sale of other securities or, although it would normally not expect to do so, from sale of the when-issued securities themselves (which may have a market value greater or less than the Fund’s obligation). Sale of securities to meet these obligations would involve a greater potential for the realization of capital gains.

HIGH YIELD SECURITIES. High yield fixed income securities (i.e., securities rated BB+ or below by S&P, Ba1 or below by Moody’s or comparable rated and unrated securities (also known as junk bonds)) typically are subject to greater market fluctuations and to greater risk of loss of income and principal, due to default by the issuer, than are higher-rated fixed income securities. Lower-rated fixed income securities’ values tend to reflect short term corporate, economic and market developments and investor perceptions of the issuer’s credit quality to a greater extent than lower yielding higher-rated fixed income securities’ values. In addition, it may be more difficult to dispose of, or to determine the value of, high yield fixed income securities. There are fewer investors in lower-rated securities, and it may be harder to buy and sell securities at an optimum time. Fixed income securities rated BB or Ba or lower are described by the ratings agencies as having speculative characteristics.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of high yield securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the conditions of the issuer that affect the market value of the security. Consequently, credit ratings are used only as a preliminary indicator of investment quality. Investments in non-investment grade and comparable unrated obligations will be more dependent on the Sub-Advisor’s credit analysis than would be the case with investments in investment-grade debt obligations.

The risk of loss from default for the holders of high yield securities is significantly greater than is the case for holders of other debt securities because such high yield securities are generally unsecured and are often subordinated to the rights of other creditors of the issuers of such securities. Investment by the Funds in already defaulted securities poses an additional risk of loss should nonpayment of principal and interest continue in respect of such securities. Even if such securities are held to maturity, recovery by the Funds of their initial investment and any anticipated income or appreciation is uncertain. In addition, the Funds may incur additional expenses to the extent that they are required to seek recovery relating to the default in the payment of principal or interest on such securities or otherwise protect their interests. The Funds may be required to liquidate other portfolio securities to satisfy annual distribution obligations of the Funds in respect of accrued interest income on securities which are subsequently written off, even though the Funds have not received any cash payments of such interest.

ILLIQUID AND RESTRICTED SECURITIES. The Fund may invest up to 15% of its net assets in illiquid securities, defined as securities that it cannot sell or dispose of in the ordinary course of business within seven days at approximately the price at which the Fund has valued the investment. Illiquid securities include repurchase agreements and time deposits with notice/termination dates of more than seven days, certain variable-amount master demand notes that cannot be called within seven days, certain insurance funding agreements, certain unlisted over-the-counter options and other securities that are traded in the U.S. but are subject to trading restrictions because they

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are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Because illiquid and restricted securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to the Fund. The continued viability of a market is dependent upon the willingness of market participants to purchase such securities. Securities that are liquid may become illiquid.

Restricted securities are subject to legal restrictions on resale. The Fund may also, when consistent with its investment objective and policies, purchase commercial paper issued pursuant to Section 4(a)(2) of the 1933 Act and domestically traded securities that are not registered under the 1933 Act but can be sold to “qualified institutional buyers” in accordance with Rule 144A under the 1933 Act (“Rule 144A Securities”). These securities will not be considered illiquid so long as the Fund determines, under guidelines approved by the Board of Trustees, that an adequate trading market exists. The practice of investing in Rule 144A Securities could increase the level of the Fund’s illiquidity during any period that qualified buyers become uninterested in purchasing these securities.

Liquidity risk exists when particular investments are or become difficult to purchase or sell at the price at which the Fund has valued the security, whether because of current market conditions, the financial condition of the issuer, or the specific type of investment. If the market for a particular security becomes illiquid (for example, due to changes in the issuer’s financial condition), the Fund may be unable to sell such security at an advantageous time or price due to the difficulty in selling such securities. Additionally, the market for certain equity or debt securities may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer.

INVESTMENT COMPANIES. The Fund may purchase securities issued by other investment companies. The Fund will limit its investments in accordance with restrictions imposed by the 1940 Act so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund; and (d) not more than 10% of the outstanding voting stock of any one closed-end investment company will be owned in the aggregate by the Fund.

These limitations do not apply to investments in securities of companies that are excluded from the definition of an investment company under the 1940 Act. These restrictions do not apply to investments by the Fund in investment companies that are money market mutual funds to the extent that those investments are made in accordance with applicable exemptive rules or other authority.

As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of that company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Investment companies in which the Fund may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by the Fund and, therefore, will be borne indirectly by shareholders.

The Fund’s investments in investment companies may include various exchange-traded funds (“ETFs”), subject to the Fund’s investment objective, policies, and strategies as described in the Prospectus. ETFs are baskets of securities that, like stocks, trade on exchanges such as the American Stock Exchange and the New York Stock Exchange. ETFs are priced continuously and trade throughout the day. ETFs may track a securities index, a particular market sector, or a particular segment of a securities index or market sector.

ETFs can experience many of the same risks associated with individual stocks. ETFs are subject to market risk where the market as a whole, or that specific sector, may decline. ETFs that invest in volatile stock sectors, such as foreign issuers, smaller companies, or technology, are subject to the additional risks to which those sectors are subject. ETFs may trade at a discount to the aggregate value of the underlying securities. The underlying securities in an ETF may not follow the price movements of an entire industry or sector. Trading in an ETF may be halted if the trading in one or more of the ETF’s underlying securities is halted. Although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses.

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In addition, investments in ETFs involve the risk that the market prices of ETF shares will fluctuate, sometimes rapidly and materially, in response to changes in the ETF’s net asset value (“NAV”), the value of ETF holdings, and supply and demand for ETF shares. Although the creation/redemption feature of ETFs generally makes it more likely that ETF shares will trade close to NAV, market volatility, lack of an active trading market for ETF shares, disruptions at market participants (such as Authorized Participants or market makers) and any disruptions in the ordinary functioning of the creation/redemption process may result in ETF shares trading significantly above (at a “premium”) or below (at a “discount”) NAV. Significant losses may result when transacting in ETF shares in these and other circumstances. Neither the Advisor, Sub-Advisor, nor the Trust can predict whether ETF shares will trade above, below or at NAV. An ETF’s investment results are based on the ETF’s daily NAV. Investors transacting in ETF shares in the secondary market, where market prices may differ from NAV, may experience investment results that differ from results based on the ETF’s daily NAV.

INVESTMENT GRADE SECURITIES. The Fund may invest in investment grade securities. Investment grade rated securities are assigned credit ratings by ratings agencies on the basis of the creditworthiness or risk of default of a bond issue. Rating agencies review, from time to time, such assigned ratings of the securities and may subsequently downgrade the rating if economic circumstances impact the relevant bond issues.

LOAN ASSIGNMENTS AND PARTICIPATIONS. The Fund may invest in fixed and floating rate loans from one or more financial institutions (“lender(s)”) to a borrower (“borrower”) by way of: (i) assignment/transfer of; or (ii) participation in the whole or part of the loan amount outstanding. In both instances, assignments or participations of such loans must be capable of being freely traded and transferred between investors in the loans. Participations typically will result in the Fund having a contractual relationship only with a lender as grantor of the participation but not with the borrower. The Fund acquires a participation interest only if the lender(s) positioned between the Fund and the borrower is determined by the Advisor to be creditworthy. When purchasing loan participations, the Fund assumes the economic risk associated with the corporate borrower and the credit risk associated with an interposed bank or other financial intermediary. Loan assignments typically involve a transfer of debt from a lender to a third party. When purchasing loan assignments, the Fund assumes the credit risk associated with the corporate borrower only.

Such loans may be secured or unsecured. Loans that are fully secured offer the Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation. In addition, investments in loans through a direct assignment include the risk that if a loan is terminated, the Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.

Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates.

A loan is often administered by an agent bank acting as agent for all holders. Unless, under the terms of the loan or other indebtedness, the Fund has direct recourse against the corporate borrower, the Fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

The loan participations or assignments in which the Fund invests may not be rated by any internationally recognized rating service.

The Fund may incur certain costs and delays in realizing payment on a loan assignment or suffer a loss of principal and/or interest if assets or interests held by the agent bank or other financial intermediary are determined to be subject to the claims of the agent bank’s or other financial intermediary’s creditors. In addition, it is unclear whether loan assignments and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. Also, if the Fund invests in publicly traded securities the Advisor may not have access to material non-public information to which other investors have access. Although certain loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing the value on such collateral or have its interest subordinated to other indebtedness. Loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments that were liquid, when purchased, may become illiquid and they may be difficult to value. In addition, the settlement period for loans is

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uncertain as there is no standardized settlement schedule applicable to such investments. Therefore, the Fund may not receive the proceeds from a sale of such investments for a period after the sale.

MORTGAGE-RELATED SECURITIES. Mortgage-related securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property, and include pass-through securities and Collateralized Mortgage Obligations (“CMOs”). These securities may be issued or guaranteed by U.S. Government agencies or instrumentalities, or private issuers, including commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers. Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (such as securities guaranteed by Ginnie Mae; or guaranteed by agencies or instrumentalities of the U.S. Government (such as securities guaranteed by Fannie Mae or Freddie Mac, which are supported only by the discretionary authority of the U.S. Government to purchase the agency’s obligations. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law. Mortgage pass-through securities issued by private issuers may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit issued by governmental entities, private insurers or the mortgage poolers.

Mortgage pass-through securities are securities representing interests in “pools” of mortgages in which payments of both interest and principal on the securities are made monthly, in effect “passing through” monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities. In recognition of this prepayment risk to investors, the Public Securities Association (the “PSA”) has standardized the method of measuring the rate of mortgage loan principal prepayments. The PSA formula, the Constant Prepayment Rate (the “CPR”), or other similar models that are standard in the industry will be used by the Fund in calculating maturity for purposes of its investment in mortgage-related securities. Upward trends in interest rates tend to lengthen the average life of mortgage-related securities and also cause the value of outstanding securities to drop. Thus, during periods of rising interest rates, the value of these securities held by the Fund would tend to drop and the portfolio-weighted average life of such securities held by the Fund may tend to lengthen due to this effect. Longer-term securities tend to experience more price volatility. Under these circumstances, the Fund may, but is not required to, sell securities in part in order to maintain an appropriate portfolio-weighted average life.

The Fund may also invest in investment grade CMOs which are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and prepaid principal on a CMO are paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Freddie Mac or Fannie Mae. CMOs are structured into multiple classes, with each class bearing a different stated maturity. Monthly payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding longer maturity classes receive principal only after the first class has been retired. CMOs may be issued by government and non-governmental entities. Some CMOs are debt obligations of Freddie Mac issued in multiple classes with different maturity dates secured by the pledge of a pool of conventional mortgages purchased by Freddie Mac. Other types of CMOs are issued by corporate issuers in several series, with the proceeds used to purchase mortgages or mortgage pass-through certificates. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios. To the extent a particular CMO is issued by an investment company, the Fund’s ability to invest in such CMOs will be limited. See “Investment Restrictions.”

Assumptions generally accepted by the industry concerning the probability of early payment may be used in the calculation of maturities for debt securities that contain put or call provisions, sometimes resulting in a calculated maturity different from the stated maturity of the security.

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It is anticipated that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above.

MUNICIPAL OBLIGATIONS. Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia and Puerto Rico). These obligations are generally classified as either “general obligation” or “revenue” bonds.

General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the repayment of interest and principal. Revenue bonds are payable solely from the revenues generated from the operations of the facility or facilities being financed or from other non-tax sources. These bonds are often secured by debt service revenue funds, rent subsidies and/or mortgage collateral to finance the construction of housing, highways, bridges, tunnels, hospitals, university and college buildings, port and airport facilities, and electric, water, gas and sewer systems. Industrial development revenue bonds and pollution control revenue bonds are usually issued by local government bodies or their authorities to provide funding for commercial or industrial facilities, privately operated housing, sports facilities, health care facilities, convention and trade show facilities, port facilities and facilities for controlling or eliminating air and water pollution. Payment of principal and interest on these bonds is not secured by the taxing power of the governmental body. Rather, payment is dependent solely upon the ability of the users of the facilities financed by the bonds to meet their financial obligations and the pledge, if any, of real and personal property financed as security for payment.

Bond anticipation notes are issued in anticipation of a later issuance of bonds and are usually payable from the proceeds of the sale of the bonds anticipated or of renewal notes. Construction loan notes, issued to provide construction financing for specific projects, are often redeemed after the projects are completed and accepted with funds obtained from the FHA under Fannie Mae or Ginnie Mae. Revenue anticipation notes are issued by governmental entities in anticipation of revenues to be received later in the current fiscal year. Tax anticipation notes are issued by state and local governments in anticipation of collection of taxes to finance the current operations of these governments. These notes are generally repayable only from tax collections and often only from the proceeds of the specific tax levy whose collection they anticipate.

Municipal bonds are usually issued to obtain funds for various public purposes, to refund outstanding obligations, to meet general operating expenses or to obtain funds to lend to other public institutions and facilities. They are generally classified as either “general obligation” or “revenue” bonds and frequently have maturities in excess of 397 days at the time of issuance, although a number of these issues now have variable or floating interest rates and demand features that may permit the Fund to treat them as having maturities of less than 397 days. There are many variations in the terms of, and the underlying security for, the various types of municipal bonds. General obligation bonds are issued by states, counties, regional districts, cities, towns and school districts for a variety of purposes including mass transportation, highway, bridge, school, road, and water and sewer system construction, repair or improvement. Payment of these bonds is secured by a pledge of the issuer’s full faith and credit and taxing (usually property tax) power.

Revenue bonds are payable solely from the revenues generated from the operations of the facility or facilities being financed or from other non-tax sources. These bonds may be used to finance the construction of housing, highways, bridges, tunnels, hospitals, university and college buildings, port and airport facilities, and electric, water, gas and sewer systems. Industrial development revenue bonds and pollution control revenue bonds are usually issued by local government bodies or their authorities to provide funding for commercial or industrial facilities, privately operated housing, sports facilities, health care facilities, convention and trade show facilities, port facilities and facilities for controlling or eliminating air and water pollution. Payment of principal and interest on these bonds is not secured by the taxing power of the governmental body. Rather, payment is dependent solely upon the ability of the users of the facilities financed by the bonds to meet their financial obligations and the pledge, if any, of real and personal property financed as security for payment.

The interest on these obligations is generally exempt from federal income tax. Although the interest on most municipal bonds is exempt from federal income taxes, some are not eligible for this exemption. These are known as

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taxable municipal securities. These bonds are issued for certain purposes which do not qualify for tax-exempt treatment, and their designation as taxable municipal securities is determined at the time of issuance. They may be either general obligation or revenue bonds.

The identification of the issuer of a tax-exempt security for purposes of the 1940 Act depends on the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision would be deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if that bond is backed by the assets and revenues of the non-governmental user, then the non-governmental user would be deemed to be the sole issuer. Generally, the District of Columbia, each state, each of its political subdivisions, agencies, instrumentalities and authorities, and each multi-state agency of which a state is a member, is a separate “issuer” as that term is used in the Prospectuses and this SAI, and the non-governmental user of facilities financed by industrial development or pollution control revenue bonds is also considered to be an issuer.

Legislation to restrict or eliminate the federal income tax exemption for interest on certain municipal obligations that may be purchased by the Fund may be introduced in the future by Congress or by state legislatures. If enacted, any such legislation could adversely affect the availability of municipal obligations for the Fund’s portfolio. Upon the effectiveness of any legislation that materially affects the Fund’s ability to achieve its investment objectives, the Board of Trustees will reevaluate the Fund’s investment objectives and policies.

PRIVATE PLACEMENT SECURITIES. Fund investments may include private placement debt securities. The Fund may often be the sole buyer of such securities designed for purchase by the Fund. There is no limit as to the percentage of the Fund’s portfolio that may be invested in such securities; however, the securities purchased by the Fund may be, by definition, illiquid investments for which there is currently no secondary market. The Fund may not invest more than 15% of its net assets in illiquid securities. When making portfolio purchases, the Fund may pay a premium for the community benefits embedded in each transaction. When making sales of portfolio investments, the Fund will seek to obtain a premium from the purchaser; however, there can be no assurances as to the exact amount of premium that will be received, if any.

REAL ESTATE INVESTMENT TRUSTS. The Fund may invest in real estate investment trusts (“REITs”). Debt REITs invest in obligations secured by mortgages on real property or interest in real property. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income. Also, REITs may not be diversified. A REIT may fail to qualify for pass-through tax treatment of its income under the Code and may also fail to maintain its exemption from registration under the 1940 Act. Also, REITs may be dependent upon management skill and face risks of failing to obtain adequate financing on favorable terms.

REPURCHASE AGREEMENTS. The Fund may invest in securities subject to repurchase agreements with certain U.S. banks or broker-dealers. A repurchase agreement is a transaction in which the seller of a security commits itself at the time of the sale to repurchase that security from the buyer at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting an agreed-upon interest rate effective for the period the buyer owns the security subject to repurchase. The agreed-upon rate is unrelated to the interest rate on that security. These agreements permit the Fund to earn income for periods as short as overnight. For purposes of the 1940 Act, repurchase agreements may be considered to be loans by the purchaser collateralized by the underlying securities. These agreements will be fully collateralized at all times and the collateral will be marked-to-market daily. The Fund will enter into repurchase agreements only with dealers, domestic banks or recognized financial institutions which, in the opinion of the Sub-Advisor, present minimal credit risks in accordance with guidelines adopted by the Board of Trustees. The Sub-Advisor will monitor the value of the underlying security at the time the transaction is entered into and at all times during the term of the repurchase agreement to insure that the value of the security always equals or exceeds the repurchase price. In the event of default by the seller under the repurchase agreement, the Fund may have problems in exercising their rights to the underlying securities and may incur costs and experience time delays in connection with the disposition of such securities. The Fund will not invest in repurchase

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agreements maturing in more than seven days if such investments, together with the Fund’s other illiquid investments, would exceed 15% of the Fund’s net assets.

REVERSE REPURCHASE AGREEMENTS. The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security to another party, such as a bank or a broker-dealer, in exchange for cash, and agrees to repurchase the security at an agreed-upon time and price. Reverse repurchase agreements involve the possible risk that the value of portfolio securities the Fund relinquishes may decline below the price the Fund must pay when the transaction closes. All reverse repurchase agreement counterparties will be approved consistent with the Advisor’s and policies and procedures. Engaging in reverse repurchase transactions may increase fluctuations in the market value of the Fund’s assets or yield. These transactions may be treated as borrowing by the Fund and may be deemed to create leverage, in that the Fund may reinvest the cash it receives in additional securities. Borrowings may magnify the potential for gain or loss on amounts invested resulting in an increase in the speculative character of the Fund’s outstanding shares. In addition, reverse repurchase agreements expose the Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to the Fund).

SOVEREIGN BONDS. The Fund may invest in debt obligations issued or guaranteed by governments or their agencies (sovereign bonds). The governmental entity that controls the repayment of sovereign bonds may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity’s policy towards the International Monetary Fund and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearage on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity’s implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the governmental entity, which may further impair such debtor’s ability or willingness to service its debt on a timely basis. Consequently, governmental entities may default on their sovereign bonds.

Holders of sovereign bonds may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign bonds, on which a governmental entity has defaulted, may be collected in whole or in part.

SUBORDINATED DEBTS. The Fund may invest in subordinated debt. Subordinated debt is debt which, in the case of insolvency of the issuer, ranks after other debts in relation to repayment. Because subordinated debt is repayable after senior debts have been re-paid the chance of receiving any repayment on insolvency are reduced and therefore subordinated debt represents a greater risk to the investor.

TEMPORARY DEFENSIVE POSITIONS. In an attempt to respond to adverse market, economic, political or other conditions, the Fund may temporarily invest without limit in a variety of short-term instruments. These instruments may include U.S. Government securities; certificates of deposit, bankers’ acceptances and other short-term debt obligations of banks with total assets of at least $1 billion; debt obligations of corporations, corporate debt instruments; variable rate demand notes, commercial paper; and repurchase agreements with respect to securities in which the Fund is authorized to invest. These instruments may have speculative characteristics.

The Fund may also, to a limited extent and consistent with its objective, invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity.

During such periods when the Fund is not investing according to its principal investment strategies, it is possible the Fund may not achieve its investment objective.

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U.S. GOVERNMENT SECURITIES. U.S. Government securities are obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (“Government Obligations”). The Government Obligations in which the Funds may invest include:

●	Direct obligations of the U.S. Treasury, such as U.S. Treasury bills, which have a maturity of up to one year, and notes and bonds, which have longer maturities;

●	Notes, bonds and discount notes issued and guaranteed by U.S. Government agencies and instrumentalities supported by the full faith and credit of the United States, such as mortgage-backed certificates issued by Ginnie Mae;

●	Notes, bonds and discount notes of U.S. Government agencies or instrumentalities which are able to borrow from the U.S. Treasury, subject to certain limits, such as obligations of the Federal Home Loan Bank;

●	Notes, bonds and discount notes of other U.S. Government instrumentalities backed by the credit of the agency or instrumentality issuing the obligation, and in certain circumstances, also supported by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and

●	Other obligations backed only by the credit of the agency or instrumentality issuing the obligation, such as obligations of the Federal Farm Credit Banks. In the case of obligations not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

In none of these cases, however, does the U.S. Government guarantee the value or yield of the Government Obligations themselves or the net asset value of the Fund’s shares.

On September 6, 2008, Fannie Mae and Freddie Mac were placed under the conservatorship of the Federal Housing Finance Agency (“FHFA”) to provide stability in the financial markets, mortgage availability and taxpayer protection by preserving Fannie Mae and Freddie Mac’s assets and property and putting Fannie Mae and Freddie Mac in a sound and solvent condition. Under the conservatorship, the management of Fannie Mae and Freddie Mac was replaced.

On September 7, 2008, the U.S. Treasury announced steps taken by it in connection with the conservatorship. Among other things, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement (“SPA”) with each of Fannie Mae and Freddie Mac pursuant to which the U.S. Treasury has become the holder of a new class of senior preferred stock of each of Fannie Mae and Freddie Mac to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. Under these SPAs, the U.S. Treasury has pledged to provide up to $100 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. On May 6, 2009, the U.S. Treasury increased its maximum commitment to each instrumentality under the SPAs to $200 billion per instrumentality. On December 24, 2009, the U.S. Treasury further amended the SPAs to allow the cap on U.S. Treasury’s funding commitment to increase as necessary to accommodate any cumulative reduction in Fannie Mae’s and Freddie Mac’s net worth through the end of 2012. On August 17, 2012, the U.S. Treasury announced that it was again amending the SPA to terminate the requirement that Fannie Mae and Freddie Mac each pay a 10% dividend annually on all amounts received under the funding commitment. Instead, they will transfer to the U.S. Treasury on a quarterly basis all profits earned during a quarter that exceed a capital reserve amount of $3 billion. It is anticipated that the new amendment would put Fannie Mae and Freddie Mac in a better position to service their debt. At the start of 2013, the unlimited support the U.S. Treasury extended to the two companies expired – Fannie Mae’s bailout is capped at $125 billion and Freddie Mac has a limit of $149 billion.

The future status and role of Fannie Mae and Freddie Mac could be impacted by (among other things) the actions taken and restrictions placed on Fannie Mae and Freddie Mac by the FHFA in its role as conservator, the restrictions placed on Fannie Mae’s and Freddie Mac’s operations and activities as a result of the senior preferred stock investment made by the U.S. Treasury, market responses to developments at Fannie Mae and Freddie Mac, and the

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future legislative and regulatory action that alters the operations, ownership, structure and/or mission of these institutions, each of which may, in turn, impact the value of, and cash flows on, any mortgage-backed securities guaranteed by Fannie Mae and Freddie Mac, including any such mortgage-backed securities held by the Funds. Congress has recently considered proposals to reduce the U.S. government’s role in the mortgage market and to wind down or restructure the operations of both Fannie Mae and Freddie Mac. Should the federal government adopt any such proposal, the value of a fund’s investments in securities issued by Fannie Mae or Freddie Mac would be impacted.

Any downgrade of the credit rating of the securities issued by the U.S. Government may result in a downgrade of securities issued by its agencies or instrumentalities, including government sponsored entities.

VARIABLE AND FLOATING RATE DEMAND AND MASTER DEMAND NOTES. The Fund may, from time to time, buy variable rate demand notes issued by corporations, bank holding companies and financial institutions and similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. These securities will typically have a maturity longer than five years, but carry with them the right of the holder to put the securities to a remarketing agent or other entity on short notice, typically seven days or less. The obligation of the issuer of the put to repurchase the securities is backed by a letter of credit or other obligation issued by a financial institution. The purchase price is ordinarily par plus accrued and unpaid interest. Ordinarily, the remarketing agent will adjust the interest rate every seven days (or at other intervals corresponding to the notice period for the put), in order to maintain the interest rate at the prevailing rate for securities with a seven-day or other designated maturity.

The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and the Fund could suffer a loss if the issuer defaults during periods in which the Fund is not entitled to exercise its demand rights.

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INVESTMENT RESTRICTIONS

The following restrictions are fundamental policies of the Fund and, except as otherwise indicated, may not be changed with respect to the Fund without the approval of a majority of the outstanding voting securities of the Fund which, as defined in the 1940 Act, means the lesser of (1) 67% of the shares of the Fund present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (2) more than 50% of the outstanding voting shares of the Fund.

(1)	The Fund is an open-end management investment company and the Fund has elected to be classified as a diversified series and will invest its assets only in a manner consistent with this classification under applicable law.

Additionally, the Fund has the following investment restrictions:

(2)	The Fund will not borrow money, except as permitted under the 1940 Act and the rules and regulations thereunder, or as may otherwise be permitted from time to time by a regulatory authority having jurisdiction.

(3)	The Fund will not issue any class of senior securities, except as permitted under the 1940 Act and the rules and regulations thereunder, or as may otherwise be permitted from time to time by a regulatory authority having jurisdiction.

(4)	The Fund will not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter under applicable laws in connection with the disposition of portfolio securities.

(5)	The Fund will not purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments, although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest, deal or otherwise engage in transactions in real estate or interests therein.

(6)	The Fund will not make loans, except as permitted under, or to the extent not prohibited by, the 1940 Act and the rules and regulations thereunder, or as may otherwise be permitted from time to time by a regulatory authority having jurisdiction.

(7)	The Fund will not concentrate its investments in the securities of issuers primarily engaged in the same industry, as that term is used in the 1940 Act and as interpreted or modified from time to time by a regulatory authority having jurisdiction, except that this restriction will not apply to the Fund’s investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

(8)	The Fund will not purchase or sell physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act and the rules and regulations thereunder, or as may otherwise be permitted from time to time by a regulatory authority having jurisdiction.

Supplemental (Non-Fundamental) Clarification of Certain Fundamental Investment Policies/Restrictions

For purposes of investment restriction number 7, public utilities are not deemed to be a single industry but are separated by industrial categories, such as telephone or gas utilities. Except with respect to investment policy number 2, if a percentage restriction on the investment or use of assets set forth above is adhered to at the time a transaction is effected, later changes in percentage resulting from changing values will not be considered a violation.

The Fund is a diversified fund and as such intends to meet the diversification requirements of the 1940 Act. Current 1940 Act diversification requirements require that with respect to 75% of the assets of the Fund, the Fund may not invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of any one issuer, except cash or cash items, obligations of the U.S. Government, its agencies and

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instrumentalities, and securities of other investment companies. As for the other 25% of the Fund’s assets not subject to the limitation described above, there is no limitation on investment of these assets under the 1940 Act, so that all of such assets may be invested in securities of any one issuer. Investments not subject to the limitations described above could involve an increased risk to the Fund should an issuer be unable to make interest or principal payments or should the market value of such securities decline.

For purposes of the fundamental investment policies regarding industry concentration, “to concentrate” generally means to invest more than 25% of the Fund’s total assets, taken at market value at the time of investment. For purposes of the fundamental investment policy regarding industry concentration, the Fund’s adviser may classify issuers by industry in accordance with classifications set forth in the Directory of Companies Filing Annual Reports with the SEC or other sources. In the absence of such classification or if the Fund’s adviser determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriate to be considered engaged in a different industry, the Fund’s adviser may classify an issuer accordingly. Accordingly, the composition of an industry or group of industries may change from time to time.

Non-Fundamental Investment Restrictions

The Fund is subject to restrictions and policies that are not fundamental and may, therefore, be changed by the Board of Trustees without shareholder approval. These non-fundamental policies/restrictions are described below.

The Fund may not invest more than 15% of the value of its net assets in investments which are illiquid or not readily marketable (including repurchase agreements having maturities of more than seven calendar days and variable and floating rate demand and master demand notes not requiring receipt of the principal note amount within seven days’ notice).

The Fund’s investment objective is a non-fundamental investment policy that may be changed by the Board of Trustees without shareholder approval.

The Fund has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its assets in fixed income securities of companies meeting the Fund’s impact criteria.

The Fund has adopted a policy to provide its shareholders with at least 60 days’ prior written notice of any change in the 80% investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this 80% policy. For purposes of this policy, the Fund may “look through” a repurchase agreement to the collateral underlying the agreement, and apply the repurchase agreement toward the 80% investment requirement based on the type of securities comprising its collateral. For purposes of the 80% policy, “assets” is defined as net assets, plus the amount of any borrowings for investment purposes. The Fund does not intend to borrow for investment purposes.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Purchases

Neither the Fund nor the entities that provide services to it (the “Fund Complex”) will be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems. The Fund Complex cannot process transaction requests that are not completed properly. Examples of improper transaction requests may include lack of a signature guarantee when required, lack of proper signatures on a redemption request or a missing social security or tax ID number. If you use the services of any other broker to purchase or redeem shares of the Fund, that broker may charge you a fee. Shares of the Fund may be purchased directly from the Fund without this brokerage fee. Each order accepted will be fully invested in whole and fractional shares, unless the purchase of a certain number of whole shares is specified, at the net asset value per share next effective after the order is accepted by the Fund.

Each investment is confirmed by a year-to-date statement that provides the details of the immediate transaction, plus all prior transactions in your account during the current year. This includes the dollar amount invested, the number

25

of shares purchased or redeemed, the price per share, and the aggregate shares owned. A transcript of all activity in your account during the previous year will be furnished each January. By retaining each annual summary and the last year-to-date statement, you have a complete detailed history of your account, which provides necessary tax information. A duplicate copy of a past annual statement is available from the Fund’s transfer agent or your financial consultant at its cost, subject to a minimum charge of $5 per account, per year requested.

The shares you purchase are held by the Fund in an open account, thereby relieving you of the responsibility of providing for the safekeeping of a negotiable share certificate. The Fund reserves the right in its sole discretion to redeem shares involuntarily or to reject purchase orders when, in the judgment of Fund management, such withdrawal or rejection is in the best interest of the Fund and its shareholders. The Fund also reserves the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons, which includes Fund shareholders who hold shares through other financial intermediaries.

The Fund reserves the right to refuse to accept orders for shares of the Fund unless accompanied by payment, but may choose not to refuse the order if indemnified against losses resulting from the failure of investors to make payment. If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by the Fund arising out of such cancellation. To recover any such loss, the Fund reserves the right to redeem shares by any purchaser whose order is canceled, and such purchaser may be prohibited or restricted from placing further orders.

Sales (Redemptions)

The Fund Complex will not be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems. The Fund Complex cannot process transaction requests that are not completed properly.

The Fund intends to pay redemption proceeds promptly and in any event within seven days after the request for redemption is received in good order. In case of emergencies or other unusual circumstances, the Fund may suspend redemptions or postpone payment for more than seven days, as permitted by law. The Fund must receive an endorsed share certificate with a signature guarantee, where a certificate has been issued. Transmissions are made by mail unless an expedited method has been authorized and properly specified in the redemption request. In the case of redemption requests made within 15 calendar days of the date of purchase, the Fund may delay transmission of proceeds until it is certain that unconditional payment has been collected for the purchase of shares being redeemed or 15 calendar days from the date of purchase, whichever occurs first. You can avoid this delay by purchasing shares with a federal fund wire. The Telephone/Fund Web Site Redemption Service may only be used for non-certificated shares held in an open account. The Fund may pay such redemption by wire or check at the Fund’s option, and reserve the right to refuse a telephone or fund website redemption request. The Fund may reduce or waive the charge for wiring redemption proceeds in connection with certain accounts. This fee is currently $15, but is subject to change without prior notice.

Due to the high cost of maintaining smaller accounts, the Fund has retained the authority to close shareholder accounts whose value falls below the current minimum initial investment requirement at the time of initial purchase as a result of redemptions but not as the result of market action. An account may be closed if the account value remains below this level for 60 days after each such shareholder account is mailed a notice of: (1) the Fund’s intention to close the account, (2) the minimum account size requirement, and (3) the date on which the account will be closed if the minimum requirement is not met. Since the minimum investment amount and the minimum account size are the same, any redemption from an account containing only the minimum investment amount may result in redemption of that account.

The Fund has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which they are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the Fund’s net asset value during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund may redeem the excess in kind. If shares are redeemed in kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as

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the method of valuing portfolio securities described under “Pricing of Fund Shares” in the Prospectus, and such valuation will be made as of the same time the redemption price is determined.

The Fund may suspend the right of redemption or postpone the date of payment for shares during any period when: (a) trading on the primary markets is restricted by applicable rules and regulations of the SEC; (b) the primary markets are closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as a result of which: (i) disposal by the Fund of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine the value of its net assets. The Fund may redeem shares involuntarily if redemption appears appropriate in light of the Trust’s responsibilities under the 1940 Act.

Shares

The Fund offers the following classes of shares, as noted below.

Class I Shares —         The Fund offers Class I Shares to institutions or individuals. There is a $[ ] minimum requirement for initial investment. There is no minimum requirement for initial investment for participants of qualified retirement plans. There is no minimum requirement for subsequent investment for all shares of the Fund.

Class R6 Shares —      Class R6 shares are offered to Institutional Investors that meet a $[ ] minimum requirement for initial investment and to Eligible Investors. Institutional Investors (including endowments and foundations) are investors deemed appropriate by the Advisor that hold shares of the Fund through an account held directly with the Fund and that are not traded through an intermediary, subject to a minimum initial investment amount of $[ ]. Eligible Investors are not subject to a minimum initial investment and include (a) retirement and benefit plans that have plan-level or omnibus accounts held on the books of the Fund and do not collect servicing or recordkeeping fees from the Fund; (b) plans or platforms sponsored by a financial intermediary whereby shares are held on the books of the Fund through omnibus accounts, either at the plan or platform level or the level of the plan administrator, and where an unaffiliated third party intermediary provides administrative, distribution and/or other support services to the plan or platform and does not charge the Fund servicing, recordkeeping or sub-transfer agent fees; and (c) collective investment trusts. Class R6 shares are not available directly to traditional or Roth IRAs, Coverdell Savings Accounts, Keoghs, SEPs, SARSEPs, Simple IRAs, individual 401(k) plans or individual 403(b) plans. There is no minimum requirement for subsequent investment for all shares of the Fund.

EXCHANGE OF FUND SHARES

As described in the Prospectus, the Fund offers convenient ways to exchange shares of the Fund for shares of another Fund. With the exception of exchanges to or from the U.S. Government Money Market Fund and Class I shares exchanges into Class R6 shares (as noted below), the share class must be the same in the two Funds involved in the exchange. Exchanges to the U.S. Government Money Market Fund will be into the RBC Institutional Class 1 Shares. Shares of the Fund and the RBC SMID Cap Growth Fund, RBC Enterprise Fund, RBC Small Cap Core Fund, RBC Microcap Value Fund, RBC Mid Cap Value Fund, RBC Small Cap Value Fund, RBC BlueBay Emerging Market Select Bond Fund, RBC BlueBay Emerging Market Corporate Bond Fund, RBC BlueBay Global High Yield Bond Fund, RBC BlueBay Global Convertible Bond Fund, RBC BlueBay Absolute Return Fund, RBC BlueBay Diversified Credit Fund and RBC BlueBay Emerging Market Unconstrained Fixed Income Fund exchanged within 30 days of purchase generally will be subject to a redemption fee of 2% of the value of the shares exchanged. The Fund also reserves the right to limit exchanges.

The Fund reserves the right to reject any exchange for any reason. With the exception of exchanges to the U.S. Government Money Market Fund, you must meet the minimum investment and eligibility requirements of the Fund you are exchanging into and the names and registrations on the two accounts must be identical. To the extent that an RBC Fund offers Class R6 shares, Class I shares of that Fund may be exchanged for Class R6 shares of that Fund at any time, provided that all eligibility requirements for investment in Class R6 shares are met. Your shares must have

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been held in an open account for 15 days or more and we must have received good payment before we will exchange shares. Before engaging in an exchange transaction, a shareholder should obtain and read carefully the prospectus describing the Fund into which the exchange will occur.

The Trust may terminate or amend the terms of the exchange privilege at any time upon 60 days’ notice to shareholders.

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MANAGEMENT

TRUSTEES AND OFFICERS

The Board of Trustees governs the Trust and is responsible for protecting the interests of shareholders. The Board of Trustees is composed of experienced business persons who meet throughout the year to establish the Fund’s policies and oversee the management of the Fund. In addition, the Trustees review contractual arrangements with companies that provide services to the Trust and review the Fund’s performance.

The Role of the Board

Overall responsibility for overseeing and managing the business and affairs of the Trust rests with its Board of Trustees. Like most mutual funds, the day-to-day management and operation of the Trust is performed by various service providers to the Trust, such as the Advisor, the Administrator, the custodian and the transfer agent. The Board of Trustees has appointed senior employees of certain of these service providers as officers of the Trust, with responsibility for supervising actively the day-to-day operations of the Trust and reporting back to the Board. The Board of Trustees has also appointed a Chief Compliance Officer who administers the Trust’s compliance program and regularly reports to the Board on compliance matters. From time to time, one or more members of the Board of Trustees may meet with management in less formal settings, between scheduled Board meetings, to discuss various topics. In all cases, however, the role of the Board of Trustees and any individual Trustee is one of oversight and not of active management of the day-to-day operations or affairs of the Trust.

Board Structure and Leadership

The Board of Trustees has five standing committees: an Audit Committee, a Nominating Committee, a Corporate Governance Committee, a Valuation, Portfolio Management and Performance Committee, and a Compliance Committee. The committee structure enables the Board to manage efficiently and effectively the large volume of information relevant to the Board’s oversight of the Fund. The Board is composed of eight trustees, and seven of the eight Trustees are not “interested persons” of the Trust as that term is defined by the 1940 Act (the “Independent Trustees”). The Board believes that the number of Trustees is adequate for the number of Funds overseen by the Board and the current size of the Board is conducive to Board interaction, debate and dialogue which results in an effective decision making body. The Independent Trustees have engaged their own independent legal counsel to advise them on matters relating to their responsibilities in connection with the Trust. The Chairman of the Board is an Independent Trustee. The Chairman participates in the preparation of the agenda for meetings of the Board and the preparation of information to be presented to the Board with respect to matters to be acted upon by the Board. The Chairman also presides at all meetings of the Board and is involved in discussions regarding matters pertaining to the oversight of the management of the Fund between meetings. In developing its current structure, the Board of Trustees recognized the importance of having a significant majority of Independent Trustees. The Board of Trustees believes that its current leadership structure, including the composition of the Board and its Committees, is an appropriate means to provide effective oversight on behalf of shareholders.

As needed between regular meetings, the Board of Trustees or a specific committee receives and reviews reports relating to the Trust and engages in discussions with appropriate parties relating to the Fund’s operations and related risks.

The Audit Committee of the Trust is currently composed of the following Independent Trustees: Messrs. Garner, Rybolt, Seward and Taylor. The Audit Committee acts as a liaison between the Fund’s independent auditors and the Board of Trustees. As set forth in its charter, the Audit Committee has the responsibility, among other things, to (1) approve the appointment of the independent auditors and recommend the selection of the independent auditors to the Board of Trustees for ratification by the Independent Trustees; (2) review and approve the scope of the independent auditors’ audit activity; (3) review the financial statements which are the subject of the independent auditors’ certifications; and (4) review with such independent auditors the adequacy of the Fund’s accounting system and the

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effectiveness of the internal accounting controls of the Fund and its service providers. For the fiscal year ended [   ], 2017, the Audit Committee met [   ] times.

The Nominating Committee of the Trust is currently composed of the following Independent Trustees: Ms. Bode and Messrs. James and Rybolt. In the event of vacancies on, or increases in the size of, the Board, the Nominating Committee is responsible for evaluating the qualifications of and nominating all persons for appointment or election as Trustees of the Trust. Candidates may be identified by the Nominating Committee, management of the Trust or Trust shareholders. The Nominating Committee may utilize third-party services to help identify and evaluate candidates. In addition, the Nominating Committee identifies individuals qualified to serve as Independent Trustees of the Trust and recommends its nominees for consideration by the full Board. For non-Independent Trustees (management candidates), the Nominating Committee will look to the President of the Trust to produce background and other reference materials necessary for the Nominating Committee to consider non-Independent Trustee candidates. The Nominating Committee does consider Independent Trustee candidates recommended by shareholders of the Trust. Recommendations, along with appropriate background material concerning the candidate that demonstrates his or her ability to serve as an Independent Trustee of the Trust, should be submitted to the Secretary of the Trust or any member of the Committee in writing at the address of the Trust. The Nominating Committee will evaluate shareholder candidates using the same criteria applied to other Independent Trustee candidates along with additional requirements as listed in the Nominating Committee charter. For the fiscal year ended [   ], 2017, the Nominating Committee did not meet.

The Corporate Governance Committee of the Trust is currently composed of the following Independent Trustees: Ms. Bode and Messrs. James and Rybolt. The Board of Trustees has developed a set of Principles of Corporate Governance (“Governance Principles”) to guide the Board and the Corporate Governance Committee in considering governance issues. The Corporate Governance Committee is responsible for reviewing the Governance Principles periodically and, if deemed appropriate, recommending changes to the Board of Trustees. The Board of Trustees will then consider whether to approve the changes. The Corporate Governance Committee is also responsible for evaluating the performance of the Board of Trustees and the Trust in light of the Governance Principles, considering whether improvements or changes are warranted, and making recommendations for any necessary or appropriate changes. The Committee also coordinates the annual Board Self-Assessment required by the SEC governance rules, the annual review of Trustee independence, and an annual review of independent legal counsel for the Independent Trustees relating to independence and general performance. The Governance Principles include a commitment to ongoing Trustee education, and the Corporate Governance Committee oversees the process of identifying educational topics, and facilitating quarterly Board education sessions covering industry, regulatory and governance issues relevant to the Fund. For the fiscal year ended [   ], 2017, the Corporate Governance Committee met [   ] times.

The Valuation, Portfolio Management and Performance Committee (the “Valuation Committee”) of the Trust is currently composed of Ms. Bode and Messrs. MacDonald and Seward. As set forth in its charter, the primary duties of the Trust’s Valuation Committee are: (1) to review the actions of the Trust’s Pricing Committee and to ratify or revise such actions; (2) to review and recommend for Board approval pricing agents to be used to price Fund portfolio securities; (3) to recommend changes to the Trust’s Pricing and Valuation Procedures, as necessary or appropriate; (4) to obtain from the Fund’s portfolio managers information sufficient to permit the Valuation Committee to evaluate the Fund’s performance, use or proposed use of benchmarks and any additional indexes, and compliance with their investment objectives and policies; (5) to obtain from the Fund’s investment advisor information sufficient to permit the Committee to evaluate the quality of the advisor’s exercise of brokerage discretion when buying and selling portfolio securities for the Fund; (6) to investigate matters brought to its attention within the scope of its duties; (7) to assure that all its actions are recorded in minutes of its meetings and maintained with the Fund’s records; and (8) to report its activities to the full Board on a regular basis and to make such recommendations with respect to the above and other matters as the Valuation Committee may deem necessary or appropriate. For the fiscal year ended [   ], 2017, the Valuation Committee met [   ] times.

The Compliance Committee of the Trust is currently composed of the following Independent Trustees: Messrs. Garner, James and Taylor. As set forth in its charter, the Compliance Committee’s primary duties and responsibilities include: developing and maintaining a strong compliance program by providing a forum for the Independent Trustees to consider compliance matters; assisting the Board in its oversight pursuant to Rule 38a-1 under the 1940 Act; formulating action to be taken with respect to the Trust’s compliance program or the Trust’s key

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service providers’ programs, or related matters; and participating in industry forums and/or reviews on regulatory issues as appropriate. For the fiscal year ended [   ], 2017, the Compliance Committee met [   ] times.

Risk Oversight

As part of its oversight of the management and operations of the Trust, the Board of Trustees also has a risk oversight role, which includes (without limitation) the following: (i) requesting and reviewing reports on the operations of the Fund; (ii) reviewing compliance reports and approving certain compliance policies and procedures of the Fund and its service providers; (iii) working with management to consider key risk areas and to seek assurances that adequate resources are available and appropriate plans are in place to address risks; (iv) meeting with service providers, including Fund auditors, to review Fund activities; (v) meeting with the Chief Compliance Officer and other officers of the Trust and its service providers to receive information about compliance, and risk assessment and management matters; and (vi) meeting regularly with independent legal counsel. The Board of Trustees has emphasized to the Advisor and the Sub-Advisor the importance of maintaining rigorous risk management programs at the Advisor, the Sub-Advisor and other service providers. The Board of Trustees recognizes that not all risks that may affect the Fund can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary for the Fund to bear certain risks (such as disclosed investment-related risks) to achieve the Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. As a result of the foregoing and other factors, the oversight of risk management by the Board of Trustees is subject to practical limitations. Nonetheless, the Board of Trustees expects Trust service providers to implement rigorous risk management programs.

Trustee Attributes

The Board of Trustees believes that each of the Trustees has the qualifications, experiences, attributes and skills (“Trustee Attributes”) appropriate to continued service as a Trustee of the Trust in light of the Trust’s business and structure. The Board of Trustees has established a Nominating Committee, which evaluates potential candidates based on a variety of factors. Among those factors are the particular skill sets of a potential Trustee that complement skills and expertise of existing Board members. In addition to a demonstrated record of academic, business and/or professional accomplishment, all of the Trustees have served on the Board of Trustees for a number of years. In their service to the Trust, the Trustees have gained substantial insight into the operation of the Trust and have demonstrated a commitment to discharging oversight duties as Trustees in the interests of shareholders. The Corporate Governance Committee annually directs a Board “self-assessment” process wherein the effectiveness of the Board, the Board’s Committees, and individual Trustees is reviewed. In its most recent self-assessment, the Board concluded that the Board has a favorable mix of skills and experience; balanced and meaningful contributions by Board members, and good chemistry, working relationships and mutual respect among Board members.

In addition to the general Trustee Attributes described above, Mr. Seward has extensive board, executive and institutional investor experience from roles with public and private companies and is a Chartered Financial Analyst (CFA) charter holder; Mr. Taylor has financial, accounting and audit experience within the financial services industry as a result of his career as a partner of a major accounting firm; Ms. Bode has business experience as a healthcare industry consultant, real estate developer and as a political consultant; Mr. Garner has executive and public sector experience gained in connection with his role as president and CEO of a metropolitan community foundation and as a college president; Mr. James, as the president of a non-profit organization focused on corporate governance and ethical business cultures, is a national expert and college professor focused on business ethics and has experience as a senior corporate executive as well as public company board experience; Mr. MacDonald has over 35 years of experience in investment management and asset manager evaluation earned during his career with a major charitable foundation, and also serves in a variety of not-for profit board and advisory capacities (including board investment committees); Mr. Rybolt has financial and accounting experience, as well as experience as a consultant and executive recruiter; and Ms. Gorman is a seasoned financial services executive with experience overseeing compliance for investment management businesses. The foregoing discussion and the Trustees and officers tables below are included in this SAI pursuant to requirements of the SEC, do not constitute holding out the Board or any Trustee as having special expertise or experience and shall not be deemed to impose any greater responsibility or liability on any Trustee by reason thereof. Additional information about Trustee Attributes is contained in the table below.

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The age, address, and principal occupations for the past five years and additional information relevant to his or her professional background of each Trustee and executive officer of the Trust are listed below. No Trustee serves as a director or trustee of another mutual fund.

INDEPENDENT TRUSTEES

Name, Age and Address (1)	Position, Term of Office(2) and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Director/Trustee Positions Held by Trustee During Past 5 Years

Lucy Hancock Bode ([ ])	Trustee since January 2004	Healthcare consultant (self-employed) (1986 to present)	[ ]	BioSignia (2006 to 2010); Franklin Street Partners (2014 to present)

Leslie H. Garner Jr. ([ ])	Trustee since January 2004	President and Chief Executive Officer, The Greater Cedar Rapids Community Foundation (2010 to present); President, Cornell College (1994 to 2010)	[ ]	None

Ronald James ([ ])	Trustee since January 2004	Faculty member (part time), University of St. Thomas (2004 to present); President and Chief Executive Officer, Center for Ethical Business Cultures (2000 to January 2017)	[ ]	Best Buy Co. Inc. (2004 to 2013); Bremer Financial Corporation (2004 to present)

John A. MacDonald ([ ])	Trustee since January 2004	Vice President and Treasurer, Hall Family Foundation (1988 to present); Chief Investment Officer, Chinquapin Trust Company (1999 to present)	[ ]	None

H. David Rybolt ([ ])	Trustee since January 2004	Principal, HDR Associates (management consulting) (1985 to present)	[ ]	None

James R. Seward ([ ])	Chairman of the Board and Trustee since January 2004	Private investor (2000 to present); CFA (1987 to present)	[ ]	Brookdale Senior Living Inc. (2008 to present); Sooner Holdings (formerly Syntroleum Corp.) (1988 to 2015)

William B. Taylor ([ ])	Trustee since September 2005	Consultant (2003 to present); previously, Partner, Ernst & Young LLP (1982 to 2003)	[ ]	National Association of Corporate Directors – Heartland Chapter (2013 to present); William Henry Insurance, LLC (2005 to present); Balance Innovations LLC (2014 to present); Kansas City Symphony (1995 to present); Kansas University Endowment Association (2010 to present)

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INTERESTED TRUSTEE

Kathleen A. Gorman(3) ([ ])	Trustee since September 2012	President and Chief Executive Officer, RBC Funds (2012 to present); Chief Compliance Officer, RBC Funds (2006 to 2012); Director of Regulatory Administration, RBC Global Asset Management (U.S.) Inc. (2007 to 2012)	[ ]	None

(1)	The mailing address for each Trustee is 50 South Sixth Street, Suite 2350, Minneapolis, Minnesota 55402.

(2)	All Trustees must retire on or before December 31 of the year in which they reach the age of 75. The Board may temporarily waive this requirement when necessary to avoid depriving the Board of a Trustee with critical skills.

(3)	Kathleen A. Gorman has been determined to be an interested Trustee by virtue of her position with the Advisor.

Executive Officers

Name, Age and Address (1)	Position, Term of Office(2) and Length of Time Served With the Trust	Principal Occupation(s) During Past 5 Years

Kathleen A. Gorman ([ ])	President and Chief Executive Officer since September 2012	President and Chief Executive Officer, RBC Funds (2012 to present); Chief Compliance Officer, RBC Funds (2006 to 2012); Director of Regulatory Administration, RBC Global Asset Management (U.S.) Inc. (2007 to 2012)

Christina M. Weber ([ ])	Chief Compliance Officer since December 2012 and Secretary since October 2017

Chief Compliance Officer, RBC Funds (2012 to present); Assistant Secretary, RBC Funds (2013-2017); Senior Compliance Officer, RBC Funds (March 2012 to December 2012); Compliance Manager, Minnesota Life Insurance Company (2006 to 2012)

Kathleen A. Hegna ([ ])	Chief Financial Officer and Principal Accounting Officer since May 2009 and Treasurer since March 2014	Associate Vice President and Director, Mutual Fund Services, RBC Global Asset Management (U.S.) Inc. (2009 to present)

(1)	Except as otherwise noted, the address of each officer is 50 South Sixth Street, Suite 2350, Minneapolis, Minnesota 55402.

(2)	Each officer serves in such capacity for an indefinite period of time until his or her removal, resignation or retirement.

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The table below shows the aggregate dollar range of each Trustee’s holdings in the Fund and the RBC Funds as of December 31, 2016.

Independent Trustees	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies

Lucy Hancock Bode	None	$50,001 - $100,000

Leslie H. Garner Jr.	None	Over $100,000

Ronald James	None	$50,001 - $100,000

John A. MacDonald	None	$50,001 - $100,000

H. David Rybolt	None	Over $100,000

James R. Seward	None	Over $100,000

William B. Taylor	None	Over $100,000

Interested Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies

Kathleen A. Gorman	None	Over $100,000

Independent Trustees (Trustees of the Trust who are not directors, officers or employees of the Advisor or Co-Administrator) receive from the Trust an annual retainer of $49,000. The annual retainer was previously $46,000 and was increased to $49,000 effective October 1, 2016. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other Trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, Independent Trustees receive a quarterly meeting fee of $6,500 for each in-person Board of Trustees meeting attended. The quarterly meeting fee was previously $6,000 and was increased to $6,500 effective on October 1, 2016. Each Independent Trustee also receives a meeting fee of $1,500 for each telephonic or Special Board meeting attended, and a $1,500 fee for each Board committee meeting attended. Independent Trustees are also reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Trustees who are directors, officers or employees of the Advisor or Co-Administrator do not receive compensation from the Trust. The table below sets forth the compensation received by each Trustee from the Trust during the Fund’s fiscal year ended [     ], 2017.

	Aggregate Compensation from Trust	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation for Fund Complex Paid to Trustee†

Independent Trustees

T. Geron Bell**	$64,250	None	None	$64,250
Lucy Hancock Bode	84,500	None	None	84,500
Leslie H. Garner, Jr.	85,500	None	None	85,500
Ronald James	85,500	None	None	85,500
John A. MacDonald	81,000	None	None	81,000
H. David Rybolt	83,000	None	None	83,000
James R. Seward	87,000	None	None	87,000
William B. Taylor	81,000	None	None	81,000

Interested Trustee

Kathleen A. Gorman	None	None	None	None

†	The Fund Complex consists of the Trust, which currently offers [ ] portfolios.
**	Mr. Bell retired on December 14, 2016 pursuant to the Board’s retirement policy.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Since the Fund has not commenced operations as of the date of this SAI, no persons are owners of record of, or are known to own beneficially, 5% or more of the outstanding shares of the Fund. A shareholder who beneficially owns, directly or indirectly, more than 25% of the Fund’s voting securities may be deemed a “control person” (as defined under applicable securities laws) of the Fund. “Control” is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of the Fund. Any person owning more than 25% of the voting securities of the Fund may be deemed to have effective voting control over the operation of that Fund, which would diminish the voting rights of other shareholders. Additionally, since the Fund has not commenced operations as of the date of this SAI, the officers and Trustees do not own any shares of the Fund.

INVESTMENT ADVISOR

The Advisor, located at 50 South Sixth Street, Suite 2350, Minneapolis, Minnesota 55402, serves as investment advisor to the Fund. The Advisor is a wholly owned subsidiary of Royal Bank of Canada (“RBC”). RBC is one of North America’s leading diversified financial services companies and provides personal and commercial banking, wealth management services, insurance, corporate and investment banking, and transaction processing services on a global basis. RBC employs approximately 80,000 people who serve more than 16 million personal, business, public sector and institutional clients through offices in Canada, the U.S. and 35 other countries around the world. The Advisor has been registered with the SEC as an investment advisor since 1983, and has been a portfolio manager of publicly offered mutual funds since 1986. Under the Investment Advisory Agreement, the Advisor manages the day-to-day investment of assets of the Fund in accordance with the policies and procedures established by the Trust. As of [   ], the Advisor’s investment team managed approximately $[   ] billion in assets for corporations, public and private pension plans, Taft-Hartley plans, charitable institutions, foundations, endowments, municipalities, registered mutual funds, private investment funds, trust programs, foreign funds such as UCITS funds, individuals (including high net worth individuals), wrap sponsors and other U.S. and international institutions.

For its services to the Fund, the Advisor receives from the Fund a fee, paid monthly, at an annual rate based on the Fund’s average daily net assets. Each class of shares of the Fund pays its respective pro rata portion of the total advisory fees payable by the Fund. The rate for the Fund is:

Fund	Fee Rate

RBC Impact Bond Fund	[ ]% of average daily net assets

Under the terms of the Investment Advisory Agreements for the Fund between the Trust and the Advisor, the investment advisory services of the Advisor to the Fund are not exclusive. The Advisor is free to, and does, render investment advisory services to others.

The Investment Advisory Agreement for the Fund will remain in effect after its initial term only as long as such continuance is approved for that Fund at least annually (i) by vote of the holders of a majority of the outstanding voting securities of the Fund or by the Board of Trustees and (ii) by a majority of the Trustees who are not parties to the Investment Advisory Agreement or “interested persons” (as defined in the 1940 Act) of any such party.

The Investment Advisory Agreement may be terminated with respect to the Fund at any time without payment of any penalty, by a vote of a majority of the outstanding securities of that Fund (as defined in the 1940 Act) or by a vote of a majority of the Board of Trustees on 60 days’ written notice to the Advisor, or by the Advisor on 60 days’ written notice to the Trust. An Investment Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Advisor has contractually agreed to waive and/or limit fees of the Fund pursuant to an Expense Limitation Agreement in order to maintain the Fund’s net annual operating expense at the levels and on the terms set forth in the Prospectus through [   ].

Advisory Fees Paid By Funds. Since the Fund has not commenced operations as of the date of this SAI, the Fund has not paid any investment advisory fees.

Potential Conflicts of Interest. The Advisor and/or its affiliates (together, “the Advisor”) provide a variety of discretionary and non-discretionary investment advisory services and products to their clients. As a result, the following potential and actual conflicts of interest, among others, are presented to the Advisor in the operation of its investment advisory services:

●	The Advisor faces conflicts of interest when rendering investment advisory services to several clients and may provide dissimilar investment advice to different clients.

●	The Advisor may, in certain circumstances, have discretion when making distributions as part of redemptions in the form of securities or other assets, and in that case, the composition of such distributions. Accordingly, the Advisor may face conflicts of interest with respect to redeeming investors and remaining investors.

●	The Advisor may collect greater compensation for certain Funds or accounts than that received for the Fund, or may receive performance-based compensation. This may create a potential conflict of interest for the Advisor or its portfolio managers to incentivize certain accounts. Conflicts of interest may also arise when a portfolio manager has management responsibilities to more than one account or Fund, such as devotion of unequal time or attention.

●	Potential conflicts of interest may arise with both the aggregation of trade orders and the allocation of securities transactions/investment opportunities. For allocations of aggregated trades, particularly trade orders that were only partially filled due to limited availability, the Advisor may have an incentive to allocate trades or investment opportunities to certain accounts or Funds.

●	As a result of information barriers, personnel within the Advisor may trade differently from the Fund. Also, if the Advisor obtains material non-public confidential information as part of its business activities with other clients, it may be restricted from purchasing or selling securities for the Fund.

●	If the Advisor pays a broker-dealer with “soft” or commission dollars in order to obtain access to statistical information and research, The Advisor faces conflicts of interest because the information and research could benefit certain Funds or clients more than others.

●	The Fund may be subject to conflicts of interest if it engages in principal transactions with other Fund or with the Advisor, to the extent permitted by law. The Advisor may have a potentially conflicting division of loyalties and responsibilities to the parties in these transactions.

●	Potential conflicts of interest also exist when the Advisor has certain overall investment limitations on positions in securities or other financial instruments due to, among other things, investment restrictions imposed upon the Advisor by law, regulation, contract or internal policies. They could prevent the Fund from purchasing particular financial instruments, even if the financial instruments would otherwise meet the Fund’s objectives.

●	Although the Advisor is not the primary valuation agent of the Fund, it performs certain valuation services related to securities and assets in the Fund. The Advisor may value an identical asset differently than another division or unit within the Advisor values the asset. The Advisor may also value an identical asset differently in different accounts or Funds.

The Advisor and the Fund have implemented policies and procedures to minimize the conflicts of interest described above, although they may be ineffective in achieving that goal.

Other Accounts Managed

The following table provides information regarding other mutual funds and accounts for which the Fund’s portfolio managers are primarily responsible for the day-to-day portfolio management as of [   ], 2017.

Portfolio Manager	Account Type	Number of Accounts	Value of Accounts	Number of Performance Fee Accounts	Value of All Performance Fee Accounts
Brian Svendahl	Pooled	[ ]	[ ]	[ ]	[ ]
	Separate Accounts	[ ]	[ ]	[ ]	[ ]
	Registered Inv. Co.	[ ]	[ ]	[ ]	[ ]
Scott Kirby	Pooled	[ ]	[ ]	[ ]	[ ]
	Separate Accounts	[ ]	[ ]	[ ]	[ ]
	Registered Inv. Co.	[ ]	[ ]	[ ]	[ ]

Portfolio Manager Compensation

The following portfolio manager compensation information is presented as of the end of the Fund’s most recent fiscal year.

The Advisor’s Overall Compensation Philosophy

Portfolio manager compensation consists of three components: a base salary, an annual bonus, and profit sharing plans.

The Advisor calibrates salaries by position and gears them to be competitive in the market. Annual bonuses for all employees are determined by two factors: the firm’s financial performance and individual performance. All portfolio managers, analysts and traders for both the equity and fixed income groups are compensated in the same manner for all accounts, regardless of whether they are mutual funds, separately managed accounts or pooled vehicles.

In addition to annual bonuses, key executives performing services for the Trust are eligible to participate in the Advisor’s Mid-Term Incentive Plan. The value of performance units issued under the plan is tied to the operating results of RBC; and serves as a proxy for ownership benefits. Investment professionals are eligible to participate in separate profit sharing plans covering portfolio managers, analysts, and traders that provide them with a share of the operating profits generated by their teams, and senior investment professionals may also participate in the RBC GAM-US firm profit sharing plan that provides them with a share of the operating profits generated by the Advisor. These plans serve as a proxy for ownership benefits.

The portfolio management team’s compensation is composed of three components: salary, investment performance bonus and profit sharing. The Advisor calibrates salary by position and performance, and gears them to be competitive in the market.

The bonus structure aligns our team’s interests with those of its clients and the Advisor. Annual bonuses for portfolio managers are based on the team’s composite returns compared to benchmarks for one-, three- and five-year periods, with greater emphasis on three and five years. The applicable benchmark is the [   ]. Bonuses are also based on qualitative individual factors including contribution to the investment process and firm.

All team members participate in a pool that provides a share of the team’s annual profits. Senior team members may also participate in a firm profit sharing pool that serves as a proxy for ownership in RBC GAM-US. In addition, all team members can invest in the Advisor’s ultimate parent, RBC, through the Advisor’s 401(k) program.

Finally, all team members have signed employment agreements with RBC GAM-US that include a mandatory three-year deferral of a portion of variable compensation.

Management Team’s Beneficial Ownership of the Fund

Since the Fund has not commenced operations as of the date of this SAI, the portfolio managers do not own any shares of the Fund.

PROXY VOTING POLICIES

The Fund is the beneficial owner of its portfolio securities, and therefore, the Board of Trustees, acting on the Fund’s behalf, is responsible for voting proxies. The Advisor has been delegated the authority by the Board of Trustees to vote proxies with respect to the investments held by the Fund.

The Trust seeks to assure that proxies received by the Trust or its delegate are voted in the best interests of the Trust’s shareholders, and has accordingly adopted proxy voting policies and procedures on behalf of the Fund. The Trust’s Proxy Voting Policies and Procedures are included in Appendix B of this SAI.

The Board fulfills its oversight responsibilities in a number of ways, including, but not limited to, review and approval of the Trust’s Proxy Voting Policies and Procedures, annual review of the adequacy and effectiveness of implementation of the Trust’s Proxy Voting Policies and Procedures in connection with the Rule 38a- l annual report and annual review and adoption of the Proxy Voting Guidelines.

The Board, after reviewing and concluding that such policies are reasonably designed to vote proxies in the best interests of the Fund’s shareholders, has approved and adopted the custom proxy voting guidelines of the Advisor. The Advisor reviews and updates these guidelines on an ongoing basis as corporate governance best practices evolve.  While proxies will generally be voted in accordance with the guidelines, there may be circumstances where the Advisor believes it is in the best interests of the Fund’s shareholders to vote differently than as contemplated by the guidelines, or to withhold a vote or abstain from voting.   If a portfolio manager or other personnel of the Advisor would like to recommend that a particular proxy be voted in a manner different from the guidelines, such request shall be reviewed by the Advisor’s Chief Investment Officer or his or her delegate.

Institutional Shareholder Services Inc. (“ISS”) has been engaged by the Advisor and Trust for proxy research and voting services.  The Advisor has satisfied itself that ISS has implemented adequate policies and procedures, including information barriers, to reasonably guard against and to resolve any conflicts of interest which may arise in connection with its provision of research analyses, vote recommendations, and proxy voting services. Representatives of the Advisor’s Proxy Committee conduct an annual review of ISS’s policies regarding the management of ISS conflicts of interest and present the results of such review to the Proxy Committee.

The Advisor has no affiliation or material business, professional or other relationship with ISS.

Each year the Trust files its proxy voting record for the twelve-month period ended June 30 with the SEC on Form N-PX no later than August 31. The records can be obtained on the SEC’s website at www.sec.gov and without charge by calling the Fund at 1-800-422-2766.

SHAREHOLDER SERVICING PLAN

The Trust has adopted a Shareholder Servicing Plan (the “Servicing Plan”) that allows Class I shares of the Fund to pay service fees to firms that provide shareholder services (“Intermediaries”). Under the Servicing Plan, if an Intermediary provides shareholder services, including responding to shareholder inquiries and assisting shareholders with their accounts, the Fund may pay shareholder servicing fees to the Intermediary at an annual rate not to exceed 0.15% of the average daily value of net assets. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of charges. Class R6 shares are not subject to fees under the Servicing Plan.

Since the Fund has not commenced operations as of the date of this SAI, the Fund has not paid any shareholder servicing agent fees.

ADMINISTRATIVE SERVICES

The Advisor serves as Co-Administrator to the Fund. The Advisor provides certain administrative services necessary for the operation of the Fund, including among other things, (i) providing office space, equipment and facilities for maintaining the Fund’s organization, (ii) preparing the Trust’s registration statement, proxy statements and all annual and semi-annual reports to Fund shareholders, and (iii) supervising and managing all aspects of the operation of the Fund, including supervising the relations with, and monitoring the performance of the Fund’s Advisor, custodian, independent accountants, legal counsel and other service providers. In addition, the Advisor furnishes office space and facilities required for conducting the business of the Fund and pays the compensation of the Fund’s officers, employees and Trustees affiliated with the Advisor. The Advisor does not receive a fee for administrative services provided to the Fund.

The Bank of New York Mellon (“BNY Mellon”) serves as Co-Administrator to the Fund and provides facilities, equipment and personnel to carry out certain administrative services related to the Fund. BNY Mellon also serves as the fund accounting agent for the Fund and provides certain accounting services such as computation of the Fund’s net asset value and maintenance of the Fund’s books and financial records. Under the Administration and Accounting Services Agreement, BNY Mellon receives a fee for its services payable by the Fund based on the Fund’s average net assets.

Since the Fund has not commenced operations as of the date of this SAI, the Fund has not paid any administrative fees.

DETERMINATION OF NET ASSET VALUE

Orders for purchases and redemptions of Class I shares and Class R6 shares, as applicable, are effected at the NAV per share next calculated after receipt of the order by the Fund, its agent, or certain other authorized persons. Selling dealers are responsible for transmitting orders promptly.

Offering price or per share NAV for each class of shares of the Fund is determined each day the New York Stock Exchange (“NYSE”) is open for trading or (at the Fund’s option) on days the primary trading markets for the Fund’s portfolio instruments are open (“Value Date”) as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time or such other time as determined by the NYSE). The Fund will not treat an intraday unscheduled disruption in NYSE trading as a closure of the NYSE and will price their shares as of the regularly scheduled NYSE closing time, if the particular disruption directly affects only the NYSE (“Value Time”). The NAV per share of each class of shares of the Fund is computed by dividing the value of net assets of each class (i.e., the value of the assets less the liabilities) by the total number of outstanding shares of the class. All expenses, including fees paid to the Advisor and Co-Administrators, are accrued daily and taken into account for the purpose of determining the NAV.

Portfolio Security Valuation. The value of an equity security traded on one or more U.S. exchanges (and not subject to restrictions against sale by the Fund on such exchanges) will be valued at the last available quoted sale price on the primary trading exchange for the security as of the Value Time on the Value Date. If there was no sale on the primary exchange on the Value Date, the most recent bid shall be used. Securities for which the NASDAQ

Stock Market, Inc. (“NASDAQ”) provides a NASDAQ Official Closing Price (“NOCP”) will be valued at the NOCP. Over-the-counter common and preferred stocks quoted on NASDAQ or in another medium for which no NOCP is calculated by NASDAQ and securities traded on an exchange for which no sales are reported on the Value Date are valued at the most recent bid quotation on the Value Date on the relevant exchange or market as of the Value Time. An equity security not traded in the United States but listed on a foreign exchange shall be valued at the closing price on the principal foreign exchange where the security is traded, and if a closing price is not available the last bid price shall be used. Investment company securities are valued at the NAV per share calculated for such securities on the Value Date. Exchange-traded options, futures and options on futures are valued at their most recent sale price on the exchange on which they are primarily traded. Equity securities for which market quotations (i) are not readily available or (ii) do not accurately reflect the value of the securities, as determined by the Advisor, are valued at fair value using the Trust’s pricing and valuation procedures. Significant bid-ask spreads, or infrequent trading may indicate a lack of readily available market quotations.

Other types of securities and assets owned by the Fund (for example, rights and warrants) are valued using procedures contained in the Trust’s pricing and valuation procedures.

In situations where it is determined that market quotations are not readily available from a pricing service or independent broker-dealer, or if the valuations are deemed to be unreliable or do not accurately reflect the value of the securities, Board-approved “fair valuation” methodologies will be used. “Fair value” shall be deemed to be the amount that the Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination will be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Under the Trust’s pricing and valuation procedures, fair valuation methodologies may also be used in situations such as (i) a price is determined to be stale (for example, it cannot be valued using the standard pricing method because a recent sale price is not available) on more than five consecutive days on which the Fund calculates its NAV; or (ii) a significant valuation event is determined to have occurred pursuant to the Trust’s pricing and valuation procedures. A significant valuation event may include, but is not limited to, one or more of the following: (i) a significant event affecting the value of a security or other asset of the Fund that is traded on a foreign exchange or market has occurred between the time when the foreign exchange or market closes and the Value Time; (ii) one or more markets in which a security or other asset of the Fund trades is closed for a holiday on the Fund Value Date or, has closed or is disrupted as a result of unusual or extraordinary events (e.g., natural disasters, civil unrest, imposition of capital controls, etc.); (iii) there is an unusually large movement, between the Value Time on the previous day and today’s Value Time, in the value of one or more securities indexes that the Fund uses as a “benchmark” or that are determined by the Pricing Committee to be relevant to the Fund’s portfolio investments; or (iv) some other market or economic event (e.g., a bankruptcy filing) would cause a security or other asset of the Fund to experience a significant change in value. If it has been determined that a significant valuation event has occurred, the Board may value each security pursuant to the Trust’s fair value pricing procedures.

In addition, the Fund has procedures in place to fair value foreign equity securities traded in markets outside North American Time Zones daily in order to take into account, among other things, any significant events occurring after the close of trading in a foreign market. The Fund receives adjusted fair value prices from a designated independent pricing vendor. In general, the vendor utilizes a multi-factor model to consider such information as the issue’s closing price, relevant general and sector indices and currency fluctuations to generate an evaluated adjustment factor for each security and provide an evaluated fair value price.

PORTFOLIO TRANSACTIONS

Pursuant to the Investment Advisory Agreement, the Advisor places orders for the purchase and sale of portfolio investments for the Fund’s accounts with brokers or dealers it selects in its discretion.

Purchases and sales of securities will often be principal transactions in the case of debt securities and equity securities traded other than on an exchange. The purchase or sale of equity securities will frequently involve the payment of a commission to a broker-dealer who effects the transaction on behalf of the Fund. Debt securities normally will be purchased or sold from or to issuers directly or to dealers serving as market makers for the securities at a net price. Generally, money market securities are traded on a net basis and do not involve brokerage commissions. Under the 1940 Act, persons affiliated with the Fund or the Advisor are prohibited from dealing with the Fund as a principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the SEC or the transaction complies with requirements of certain SEC rules applicable to affiliated transactions.

Trade Allocation and Aggregation

Investment decisions for the Fund, and for the other investment advisory clients of the Advisor, are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. At times, two or more clients may also simultaneously purchase or sell the same security. In these cases, the Advisor may combine or aggregate purchase or sale orders for more than one client including the Fund. Such aggregation may be able to reduce commission costs or market impact costs on a per-share and per-dollar basis. The decision to aggregate is only made after a determination that: the aggregation will not result in favoring any account over another; it does not systematically advantage or disadvantage any account; it does not receive any additional compensation or remuneration solely as the result of the aggregation; and each participating account will receive the average share price and will share pro rata in the transaction costs. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

Trading Costs

Trading involves transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. The Fund may purchase securities during an underwriting, which will include an underwriting fee paid to the underwriter. Purchases and sales of common stocks are generally placed by the Advisor with broker-dealers which, in the judgment of the Advisor provide prompt and reliable execution at favorable security prices and reasonable commission rates.

The Advisor is obligated to exercise its fiduciary obligation to seek and obtain best execution of the Fund’s transactions under the circumstances of the particular transaction. The Advisor seeks to satisfy its best execution obligation by creating the conditions under which best execution is most likely to occur, i.e., by following policies and procedures designed to achieve it.

The Fund has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. While the Advisor generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available.

Broker-Dealer Selection

The Advisor’s objective for each transaction is to seek the broker most capable of providing the brokerage services necessary in obtaining the best execution, while taking into consideration factors such as: ability to minimize trading costs, level of trading expertise, infrastructure, ability to provide information or services, financial condition, confidentiality provided by broker-dealer, evaluations of execution quality, ability to prospect for and find liquidity, overall responsiveness, and willingness to commit capital.

These considerations (and others as relevant) guide the selection of the appropriate venue (e.g., an ECN or alternative trading system (“ATS”), a traditional broker, or a crossing network, etc.) in which to place an order and the proper strategy with which to trade.

The Advisor may not consider sales of RBC Fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the RBC Funds.

Consistent with achieving best execution, the Fund may participate in “commission recapture” programs, under which brokers or dealers used by the Fund remit a portion of brokerage commissions to the particular Fund from which they were generated. Subject to oversight by the Fund’s Board of Trustees and the Advisor is responsible for the selection of brokers or dealers with whom the Fund executes trades and for ensuring that the Fund receives best execution in connection with its portfolio brokerage transactions. Participation in a commission recapture program is not expected to have a material impact on either expenses or returns of those Funds utilizing the program.

The Advisor may use soft dollars to acquire proprietary or third party of research in equity accounts. The Advisor selects broker-dealers based on their ability to provide quality executions and the belief that the research information and other services provided by such broker-dealer may benefit client accounts, including the Fund. The Advisor may cause the Fund to pay commissions higher than another broker-dealer would have charged for effecting the same transaction if the Advisor believes the commission paid is reasonable in relation to the value of the brokerage and research services provided by the broker.

The Advisor regularly reviews the soft dollar arrangements to ensure that soft dollar arrangements are consistent with Section 28(e) of the Exchange Act, commissions are priced at competitive levels, that best execution is sought, and the brokerage and research services being paid for with soft dollars continue to be used to directly assist us in our investment decision-making process.

By allocating transactions in this manner, the Advisor can supplement its own research and analysis with the views and information of securities firms and other research providers. These items, which in some cases may also be purchased for cash, include such matters as general economic and securities market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the Advisor in advising various of its clients (including the Fund), although not all of these services are necessarily useful and of value in managing the Fund. The advisory fees paid by the Fund are not reduced because the Advisor and their affiliates receive such services.

Since the Fund has not commenced operations as of the date of this SAI, the Fund has not paid any brokerage commissions.

Since the Fund has not commenced operations as of the date of this SAI, the Fund did not hold any investments in securities of its regular broker-dealers.

PORTFOLIO TURNOVER

Changes may be made in the Fund’s portfolios consistent with the investment objectives and policies of the Fund whenever such changes are believed to be in the best interests of the Fund and its shareholders. The portfolio turnover rate is calculated by dividing the lesser of total purchases or sales of portfolio securities by the average monthly value of the Fund’s portfolio securities. Higher portfolio turnover rates may result in higher brokerage expenses. The Fund has not commenced operations as of the date of this SAI. Therefore, there is no portfolio turnover rate for the Fund to report at this time.

TAXATION

The following is a summary of certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

This “Taxation” section is based on the Internal Revenue Code (the “Code”) and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

This is for general information only and not tax advice. All investors should consult their own tax advisors as to the federal, state, local and foreign tax provisions applicable to them.

TAXATION OF THE FUND. The Fund has elected and intends to qualify each year as a RIC (sometimes referred to as a “regulated investment company” or “fund”) under Subchapter M of the Code. If the Fund so qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

In order to qualify for treatment as a regulated investment company, the Fund must satisfy the following requirements:

●	Distribution Requirement—The Fund must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Fund after the close of its taxable year that are treated as made during such taxable year).

●	Income Requirement—The Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (“QPTPs”).

●	Asset Diversification Test—The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, in the securities of one or more QPTPs.

In some circumstances, the character and timing of income realized by the Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to such type of investment may adversely affect the Fund’s ability to satisfy these requirements. See, “Tax Treatment of Portfolio Securities” below with respect to the application of these requirements to certain types of investments. In other circumstances, the Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test which may have a negative impact on the Fund’s income and performance. In lieu of potential disqualification, the Fund may be permitted to pay a tax for certain failures to satisfy the Asset Diversification Test or Income Requirement, which, in general, are limited to those due to reasonable cause and not willful neglect.

The Fund may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If the Fund uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. If the IRS determines that the Fund’s allocation is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax. If, as a result of such adjustment, the Fund fails to satisfy the Distribution Requirement, the Fund will not qualify that year as a regulated investment company the effect of which is described in the following paragraph.

If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company would thus have a negative impact on the Fund’s income and performance. Subject to savings provisions for certain failures to satisfy the Income Requirement or Asset Diversification Test which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Fund will not qualify as a regulated investment company in any given tax year. Even if such savings provisions apply, the Fund may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Portfolio Turnover. For investors that hold their Fund shares in a taxable account, a high portfolio turnover rate may result in higher taxes. This is because a fund with a high turnover rate is likely to accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable fund with a low turnover rate. Any such higher taxes would reduce the Fund’s after-tax performance. See, “Taxation of Fund Distributions—Distributions of Capital Gains” below.

Capital Loss Carryovers. The capital losses of the Fund, if any, do not flow through to shareholders. Rather, the Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. Under the Regulated Investment Company Modernization Act of 2010, rules similar to those that apply to capital loss carryovers of individuals are applicable to RICs. Thus, if the Fund has a “net capital loss” (that is, capital losses in excess of capital gains) for a taxable year beginning after December 22, 2010, the excess (if any) of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. Any such net capital losses of the Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years. However, for any net capital losses realized in taxable years of the Fund beginning on or before December 22, 2010, the Fund is only permitted to carry forward such capital losses for eight years as a short-term capital loss. Under a transition rule, capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a taxable year beginning on or before December 22, 2010. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the Fund. An ownership change generally results when shareholders owning 5% or more of the Fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate (or, in the case of those realized in taxable years of the Fund beginning on or before December 22, 2010, to expire unutilized), thereby reducing the Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Fund’s shareholders could result from an ownership change. The Fund undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond the Fund’s control, there can be no assurance that the Fund will not experience, or has not already experienced, an ownership change. Additionally, if the Fund engages in a tax-free reorganization with another fund, the effect of these and other rules not discussed herein may be to disallow or postpone the use by the Fund of its capital loss carryovers (including any current year losses and built-in losses when realized) to offset its own gains or those of the other fund, or vice versa, thereby reducing the tax benefits Fund shareholders would otherwise have enjoyed from use of such capital loss carryovers.

Deferral of Late Year Losses. The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year (see, “Taxation of Fund Distributions - Distributions of capital gains” below). A “qualified late year loss” includes:

(i)	any net capital loss, attributable to the portion of the taxable year after October 31, or if there is no net capital loss, any net long-term capital loss or any net short-term capital loss attributable to the portion of the taxable year after that date (“post-October losses”), and

(ii)	the sum of (a) specified losses incurred after October 31 of the current taxable year over specified gains incurred after October 31 of such taxable year, and (b) other ordinary losses incurred after December 31 of the current taxable year over other ordinary gains incurred after December 31 of the such taxable year.

The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company

(“PFIC”) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary gains” mean other ordinary losses and gains that are not described in the preceding sentence.

Undistributed Capital Gains. The Fund may retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute net capital gains. If the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the highest corporate tax rate. If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Federal Excise Tax. To avoid a 4% non-deductible excise tax, the Fund must distribute by December 31 of each year an amount equal to at least: (1) 98% of its ordinary income (taking into account certain deferrals and elections) for the calendar year, (2) 98.2% of capital gain net income (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges, adjusted for certain ordinary losses) for the one-year period ended on October 31 of such calendar year, and (3) any prior year undistributed ordinary income and capital gain net income. The Fund may elect to defer to the following year any net ordinary loss incurred for the portion of the calendar year which is after the beginning of the Fund’s taxable year. Also, the Fund will defer any “specified gain” or “specified loss” which would be properly taken into account for the portion of the calendar year after October 31. Any net ordinary loss, specified gain, or specified loss deferred shall be treated as arising on January 1 of the following calendar year. Generally, the Fund intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for federal income and excise tax, but can give no assurances that all or a portion of such liability will be avoided. In addition, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Fund having to pay an excise tax.

TAXATION OF FUND DISTRIBUTIONS. The Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year. Distributions by the Fund will be treated in the manner described below regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). The Fund will send you information annually as to the federal income tax consequences of distributions made (or deemed made) during the year.

Distributions of Net Investment Income. The Fund receives ordinary income generally in the form of dividends and/or interest on its investments. The Fund may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Fund’s earnings and profits. In the case of the Fund whose strategy includes investing in stocks of corporations, a portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates. See the discussion below under the headings, “Qualified Dividend Income for Individuals” and “Dividends-Received Deduction for Corporations”.

Distributions of Capital Gains. The Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net short-term or long-term capital gain realized by the Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Returns of Capital. Distributions by the Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his shares; any excess will be treated as gain from the sale of his shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in his Fund shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares. Return of capital distributions can occur for a number of reasons including, among others, the Fund over-estimates the income to be received from certain investments such as those classified as partnerships or equity REITs (see, “Tax Treatment of Portfolio Securities —Investments in U.S. REITs” below).

Qualified Dividend Income for Individuals. Ordinary income dividends reported by the Fund to shareholders as derived from qualified dividend income will be taxed in the hands of individuals and other noncorporate shareholders at the rates applicable to long-term capital gain. “Qualified dividend income” means dividends paid to the Fund (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program, or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. Both the Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, the Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend. Income derived from investments in derivatives, fixed-income securities, U.S. REITs, PFICs, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income. If the qualifying dividend income received by the Fund is equal to or greater than 95% of the Fund’s gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.

Dividends-Received Deduction for Corporations. For corporate shareholders, a portion of the dividends paid by the Fund may qualify for the 70% corporate dividends-received deduction. The portion of dividends paid by the Fund that so qualifies will be reported by the Fund to shareholders each year and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions that apply to both the Fund and the investor. Specifically, the amount that the Fund may report as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Fund shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your shares may also be reduced or eliminated. Even if reported as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation. Income derived by the Fund from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment.

Impact of Realized but Undistributed Income and Gains, and Net Unrealized Appreciation of Portfolio Securities. At the time of your purchase of shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable, and would be taxed as ordinary income (some portion of which may be taxed as qualified dividend income), capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. The Fund may be able to reduce the amount of such distributions from capital gains by utilizing its capital loss carryovers, if any.

U.S. Government Securities. Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by the Fund. Income on investments by the Fund in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., Ginnie Mae or Fannie Mae securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Dividends Declared in December and Paid in January. Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the

U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

Medicare Tax. A 3.8% Medicare tax is imposed on net investment income earned by certain individuals, estates and trusts. “Net investment income”, for these purposes, means investment income, including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares, reduced by the deductions properly allocable to such income. In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder’s net investment income or (2) the amount by which the shareholder’s modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case). This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

SALES, EXCHANGES, AND REDEMPTIONS. Sales, exchanges and redemptions (including redemptions in-kind) of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, the IRS requires you to report any gain or loss on your redemption. If you held your shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares. Any redemption fees you incur on shares redeemed will decrease the amount of any capital gain (or increase any capital loss) you realize on the sale. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

Tax Basis Information. The Fund is required to report to you and the IRS annually on Form 1099-B the cost basis of shares where the cost basis of the shares is known by the Fund (referred to as “covered shares”). However, cost basis reporting is not required for certain shareholders, including shareholders investing in the Fund through a tax-advantaged retirement account, such as a 401(k) plan or an individual retirement account, or shareholders investing in a money market fund that maintains a stable net asset value. When required to report cost basis, the Fund will calculate it using the Fund’s default method of average cost, unless you instruct the Fund in writing to use a different calculation method. In general, average cost is the total cost basis of all your shares in an account divided by the total number of shares in the account. To determine whether short-term or long-term capital gains taxes apply, the IRS presumes you redeem your oldest shares first.

The IRS permits the use of several methods to determine the cost basis of mutual fund shares. The method used will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing share prices, and the entire position is not sold at one time. The Fund does not recommend any particular method of determining cost basis, and the use of other methods may result in more favorable tax consequences for some shareholders. It is important that you consult with your tax advisor to determine which method is best for you and then notify the Fund in writing if you intend to utilize a method other than average cost for covered shares.

In addition to the Fund’s default method of average cost, other cost basis methods offered by the Trust, which you may elect to apply to covered shares, include:

●	Single Account Average Cost (SAAC) — the total cost basis of both covered shares and “noncovered shares” (as defined below) in an account are averaged to determine the basis of shares. By electing the single account average cost method, your noncovered shares will be redesignated as covered shares. This election is only available for current shareholders of the Fund.

●	First-In First-Out (FIFO) — depletes shares in the order of the acquisition date; the oldest shares are redeemed first.

●	Last-In First-Out (LIFO) — depletes shares in the order of the acquisition date; the newest shares are redeemed first.

●	High Cost (HIFO) — depletes shares in the order of highest cost per share; the most expensive shares are redeemed first.

●	Low Cost (LOFO) — depletes shares in the order of lowest cost per share; the least expensive shares are redeemed first.

●	Loss/Gain Utilization (LGUT) — depletes shares with losses prior to shares with gains and short-term shares prior to long-term shares.

●	Specific Lot Identification — depletes shares according to the lots chosen by the shareholder. If insufficient shares are identified at the time of disposition, then a secondary default method of first-in first-out will be applied.

You may elect any of the available methods detailed above for your covered shares. If you do not notify the Fund in writing of your elected cost basis method upon the initial purchase into your account, the default method of average cost will be applied to your covered shares. The cost basis for covered shares will be calculated separately from any shares for which cost basis information is not known by the Fund (“noncovered shares”) you may own, unless you elect single account average cost. You may change from average cost to another cost basis method for covered shares at any time by notifying the Fund in writing, but only for shares acquired after the date of the change (the change is prospective). The basis of the shares that were averaged before the change will remain averaged after the date of the change.

With the exception of the specific lot identification method, the Trust first depletes noncovered shares in first in, first out order before applying your elected method to your remaining covered shares. If you want to deplete your shares in a different order then you must elect specific lot identification and choose the lots you wish to deplete first.

The Fund will compute and report the cost basis of your Fund shares sold or exchanged by taking into account all of the applicable adjustments to cost basis and holding periods as required by the Code and Treasury regulations for purposes of reporting these amounts to you and the IRS. However the Fund is not required to, and in many cases the Fund does not possess the information to, take all possible basis, holding period or other adjustments into account in reporting cost basis information to you. Therefore shareholders should carefully review the cost basis information provided by the Fund and make any additional basis, holding period or other adjustments that are required by the Code and Treasury regulations when reporting these amounts on their federal income tax returns. Shareholders remain solely responsible for complying with all federal income tax laws when filing their federal income tax returns.

If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account.

Wash Sales. All or a portion of any loss that you realize on a redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares.

Redemptions at a Loss Within Six Months of Purchase. Any loss incurred on a redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares.

Reportable Transactions. Under Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

TAX TREATMENT OF PORTFOLIO SECURITIES. Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to the Fund and, in turn, affect the amount, character and timing of dividends and distributions payable by the Fund to its shareholders. This section should be read in conjunction with the discussion above under “Description of Securities and Investment Practices” for a detailed description of the various types of securities and investment techniques that apply to the Fund.

In General. In general, gain or loss recognized by the Fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

Certain Fixed-Income Investments. Gain recognized on the disposition of a debt obligation purchased by the Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation unless the Fund made a current inclusion election to accrue market discount into income as it accrues. If the Fund purchases a debt obligation (such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the Fund generally is required to include in gross income each year the portion of the original issue discount which accrues during such year. Therefore, the Fund’s investment in such securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, the Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

Investments in U.S. REITs. A U.S. REIT is not subject to federal income tax on the income and gains it distributes to shareholders. Dividends paid by a U.S. REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the U.S. REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a U.S. REIT to the Fund will be treated as long term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as a capital gain distribution. Because of certain noncash expenses, such as property depreciation, an equity U.S. REIT’s cash flow may exceed its taxable income. The equity U.S. REIT, and in turn the Fund, may distribute this excess cash to shareholders in the form of a return of capital distribution. However, if a U.S. REIT is operated in a manner that fails to qualify as a REIT, an investment in the U.S. REIT would become subject to double taxation, meaning the taxable income of the U.S. REIT would be subject to federal income tax at regular corporate rates without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the U.S. REIT’s current and accumulated earnings and profits. Also, see, “Tax Treatment of Portfolio Securities—Investment in Taxable Mortgage Pools (Excess Inclusion Income)” below with respect to certain other tax aspects of investing in U.S. REITs.

Investment in Taxable Mortgage Pools (Excess Inclusion Income). Under a Notice issued by the IRS, the Code and Treasury regulations to be issued, a portion of the Fund’s income from a U.S. REIT that is attributable to the REIT’s residual interest in a real estate mortgage investment conduit (“REMIC”) or equity interests in a “taxable mortgage pool” (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as the Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans or other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign stockholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities, and tax-exempt organizations not subject to UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. There can be no assurance that the Fund will not allocate to shareholders excess inclusion income.

These rules are potentially applicable to the Fund with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S. REIT. It is unlikely that these rules will apply to the Fund that has a non-REIT strategy.

Investments in Partnerships and QPTPs. For purposes of the Income Requirement, income derived by the Fund from a partnership that is not a QPTP will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the Fund. While the rules are not entirely clear with respect to the Fund investing in a partnership outside a master-feeder structure, for purposes of testing whether the Fund satisfies the Asset Diversification Test, the fund generally is treated as owning a pro rata share of the underlying assets of a partnership. See, “Taxation of the Fund.” In contrast, different rules apply to a partnership that is a QPTP. A QPTP is a partnership (a) the interests in which are traded on an established securities market, (b) that is treated as a partnership for federal income tax purposes, and (c) that derives less than 90% of its income from sources that satisfy the Income Requirement (e.g., because it invests in commodities). All of the net income derived by the Fund from an interest in a QPTP will be treated as qualifying income but the Fund may not invest more than 25% of its total assets in one or more QPTPs. However, there can be no assurance that a partnership classified as a QPTP in one year will qualify as a QPTP in the next year. Any such failure to annually qualify as a QPTP might, in turn, cause the Fund to fail to qualify as a regulated investment company. Although, in general, the passive loss rules of the Code do not apply to RICs, such rules do apply to the Fund with respect to items attributable to an interest in a QPTP. Fund investments in partnerships, including in QPTPs, may result in the Fund’s being subject to state, local or foreign income, franchise or withholding tax liabilities.

Investments in Convertible Securities. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder’s exercise of the conversion privilege is treated as a nontaxable event. Mandatorily convertible debt (e.g., an exchange-traded note or ETN issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt. Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt. Dividends received generally are qualified dividend income and eligible for the corporate dividends received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount principles.

Investments in Securities of Uncertain Tax Character. The Fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by the Fund, it could affect the timing or character of income recognized by the Fund, requiring the Fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

BACKUP WITHHOLDING. By law, the Fund may be required to withhold a portion of your taxable dividends and sales proceeds unless you:

●       provide your correct social security or taxpayer identification number,

●       certify that this number is correct,

●       certify that you are not subject to backup withholding, and

●       certify that you are a U.S. person (including a U.S. resident alien).

The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS. Certain payees and payments are exempt from backup withholding and information reporting.

EFFECT OF FUTURE TAX LEGISLATION; LOCAL TAX CONSIDERATIONS. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation.

NON-U.S. SHAREHOLDERS. The foregoing discussion relates only to Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates).

Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, or foreign corporation (“foreign shareholder”) depends on whether the income from the Fund is “effectively connected” with a U.S. trade or business carried on by such shareholder. If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends (including distributions of any net short-term capital gains) will generally be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Fund, and distributions of net long-term capital gains that are designated as capital gain dividends. If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

Under an exemption recently made permanent by Congress, properly designated dividends received by a foreign shareholder are generally exempt from U.S. federal withholding tax when they (a) are paid in respect of the Fund’s “qualified net interest income” (generally, the Fund’s U.S. source interest income, reduced by expenses that are allocable to such income), or (b) are paid in connection with the Fund’s “qualified short-term capital gains” (generally, the excess of the Fund’s net short-term capital gain over the Fund’s long-term capital loss for such taxable year). However, depending on the circumstances, the Fund may designate all, some or none of the Fund’s potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains, and a portion of the Fund’s distributions (e.g. interest from non-U.S. sources or any foreign currency gains) may be ineligible for this potential exemption from withholding.

Payments to a shareholder that is either a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Foreign Account Tax Compliance Act (“FATCA”) may be subject to a 30% withholding tax on: (a) income dividends, and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2018. FATCA withholding tax generally can be avoided: (a) by an FFI, subject to any applicable intergovernmental agreement or other exemption, if it enters into a valid agreement with the IRS to, among other requirements, report required information about certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reports information relating to them. The Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of the Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

Shareholders who are not U.S. persons should consult their tax advisors regarding U.S. and foreign tax consequences of ownership of shares of the Fund including the application of U.S. estate tax.

OTHER INFORMATION

CAPITALIZATION

The Trust is a Delaware statutory trust established under a Certificate of Trust dated December 16, 2003 and currently consists of [ ] separately managed portfolios, each of which offers one or more classes of shares. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with no par value per share. The Board of Trustees may establish additional portfolios (with different investment objectives and fundamental policies), or additional classes of shares, at any time in the future. Establishment and offering of additional portfolios or classes will not alter the rights of the Trust’s shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In the liquidation of the Fund or class, each shareholder is entitled to receive his pro rata share of the net assets of the Fund or class.

VOTING RIGHTS

The Trust is an open-end investment management company and under its Amended and Restated Agreement and Declaration of Trust, it is not required to hold annual meetings of the Fund’s shareholders to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders’ meetings unless required by law or the Amended and Restated Agreement and Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, under applicable law, the Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust.

The Fund may vote separately on matters affecting only that Fund, and each class of shares of the Fund may vote separately on matters affecting only that class or affecting that class differently from other classes.

The Trust’s shares do not have cumulative voting rights, so that the holders of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

OTHER SERVICE PROVIDERS

The Bank of New York Mellon, 225 Liberty Street, New York, New York, 10286 acts as custodian of the Fund’s assets. The Bank of New York Mellon is responsible for the safekeeping of the Fund’s assets and for providing related services.

U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, Wisconsin 53202, serves as the transfer agent for the Trust.

The Bank of New York Mellon, 760 Moore Road, King of Prussia, Pennsylvania 19406, provides certain administrative and fund accounting services to the Fund pursuant to an Administration and Fund Accounting Services Agreement.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees has appointed [   ] as the independent registered public accounting firm of the Trust for the fiscal year ending [   ], 2018. [   ] will audit the Trust’s annual financial statements and provide services related to tax compliance and SEC filings. [   ] address is 45 South Seventh Street, Suite 3400, Minneapolis, MN 55402.

CODE OF ETHICS

The Trust and the Advisor have each adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust and the Advisor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to a code). There can be no assurance that the codes will be effective in preventing such activities.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

It is the policy of the Trust to disclose nonpublic Fund portfolio holdings information only when there is a legitimate business purpose for doing so and the recipient is subject to a duty of confidentiality, including a duty not to trade on the nonpublic information. It is also the Trust’s policy that no compensation or other consideration may be received by the Trust, the Advisor or any other party in connection with such disclosures. The related procedures are reasonably designed to prevent the use of portfolio holdings information to trade against the Fund, or otherwise use the information in a way that would harm the Fund, and to prevent selected investors from having and using nonpublic information that will allow them to make advantageous decisions with respect to purchasing and selling Fund shares.

The Trust makes portfolio holdings information publicly available in three different ways. With respect to the Fund, complete portfolio holdings information as of the second and fourth fiscal quarter-ends is available in the Fund’s semi-annual and annual reports, which are sent to shareholders and are contained in the Fund’s Form N-CSR filings. The filings are available at www.sec.gov. The Fund also files Form N-Q which contains complete portfolio holdings as of the first and third fiscal quarter-ends and is similarly available on the SEC’s website. In addition, as further described below, the Fund makes certain portfolio securities information available on its website which is accessed by using the Fund’s link at www.rbcgam.us. Within 15 days of month-end, the Fund’s top ten holdings are posted on the Fund’s website. Within 10 business days of fiscal quarter-end, the Fund’s complete portfolio holdings are posted on the Fund’s website.

Once portfolio holdings information has been made public, the Advisor may provide portfolio holdings information to any third party as of the next business day, including actual and prospective individual and institutional shareholders, intermediaries, and affiliates of the Advisor.

The Trust also provides Fund portfolio holdings information outside of the public disclosure described above. Such information is provided only where there is a legitimate business purpose for doing so and the recipient has a duty of confidentiality, including the duty to not trade on such information. Such duty may be based on the recipient’s status (e.g., a fiduciary), or on an agreement between the Trust (or its authorized representative) and the recipient.

Nonpublic holdings information may not be provided without the approval of the Trust’s President or her designate (the Fund’s CFO or CCO). The President or her designate will approve such disclosure only after (1) concluding that disclosure is in the best interests of the Fund and its shareholders, including considering any conflicts of interest presented by such disclosure and (2) ensuring that the recipient has a duty by virtue of a confidentiality agreement, status, contract, or agreement to maintain the confidentiality of the information and not to trade on it.

The Trust has certain ongoing arrangements to provide nonpublic holdings information. No compensation or other consideration is received by the Trust, the Advisor or any other party in connection with such arrangements. The following list identifies the recipients of such information as of the date of this SAI. Unless otherwise stated, there may be no lag between the date of the information and the date on which the information is disclosed pursuant to these arrangements.

Advisor: Nonpublic holdings information and information derived therefrom is provided on a continuous basis to Advisor employees who have a need to know the information in connection with their job responsibilities, such as investment, compliance, and operations personnel. Such individuals are prohibited from trading on the basis of nonpublic holdings information and are subject to the reporting and monitoring obligations of the Advisor’s Code of Ethics and the Trust’s Code of Ethics.

Trust Board of Trustees: Nonpublic holdings information and information derived therefrom may be provided on a quarterly or more frequent basis to the Board of Trustees, particularly in connection with quarterly Board meetings. Such individuals are prohibited from trading on the basis of Nonpublic Holdings Information and are subject to the reporting and monitoring obligations of the Trust’s Code of Ethics.

Trust Service Providers: The Bank of New York Mellon (the custodian), U.S. Bancorp Fund Services, LLC (the transfer agent), RBC Global Asset Management (U.S.) Inc. and BNY Mellon (the co-administrator), the Trust’s financial printer, website provider, proxy voting service provider and the like may receive nonpublic holdings information on a continuous or other periodic basis, provided that such organization has a duty to maintain the information in confidence, and not to trade on the basis of such information. For example, the Trust’s website provider receives complete Fund holdings on a monthly basis with a four-day delay.

The Trust’s outside counsel, independent trustees’ counsel and independent registered public accounting firm may receive nonpublic holdings information in connection with their services to the Trust, particularly with respect to quarterly Board meetings and the annual fund audits. Each of these is subject to pre-existing fiduciary duties or duties of confidentiality arising from established rules of professional responsibility and ethical conduct.

Fund Ranking and Ratings Organizations: Nonpublic holdings information may be provided to organizations that provide mutual fund rankings, ratings and/or analysis.

When Required by Applicable Law: Nonpublic holdings information may be disclosed to any person as required by applicable laws, rules and regulations. For example, such information may be disclosed in response to regulatory requests for information or in response to legal process in litigation matters.

On an annual basis, the Trust’s Chief Compliance Officer will report to the Board of Trustees on the operation of these policies and procedures, including a list of all parties receiving material nonpublic portfolio holdings information. On a quarterly basis, the Trust’s Chief Compliance Officer will report to the Board of Trustees regarding all approvals for disclosure of material nonpublic information during the previous period.

REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Trust’s Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

FINANCIAL STATEMENTS

The Reports of the Independent Registered Public Accounting Firm and financial statements and financial highlights of the Fund included in its most recent Annual Report, once available, will be incorporated herein by reference to such Annual Reports. Copies of such Annual Reports for the Fund, once available, will be available without charge upon request by writing to RBC Funds Trust, 50 South Sixth Street, Suite 2350, Minneapolis, Minnesota 55402, or telephoning (800) 422-2766 or on the Fund’s website at www.rbcgam.us.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THE PROSPECTUS OR THIS SAI OR INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS SAI OR THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND. THIS SAI DOES NOT CONSTITUTE AN OFFERING BY THE FUND IN ANY JURISDICTION IN WHICH SUCH AN OFFERING MAY NOT LAWFULLY BE MADE.

APPENDIX A

RATINGS OF DEBT INSTRUMENTS

CORPORATE AND MUNICIPAL BOND RATINGS.

MOODY’S INVESTORS SERVICE, INC. (“MOODY’S”) GLOBAL LONG-TERM RATING SCALE:

Aaa –	Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa –	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A –	Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa –	Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba –	Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B –	Obligations rated B are considered speculative and are subject to high credit risk.

Caa –	Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca –	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C –	Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a ‘(hyb)’ indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.

STANDARD & POOR’S FINANCIAL SERVICES LLC (“S&P”) LONG-TERM ISSUE CREDIT RATINGS:

Issue credit ratings are based, in varying degrees, on S&P’s analysis of the following considerations:

– Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

– Nature of and provisions of the financial obligation and the promise S&P imputes; and;

Protection afforded by, and relative position of, the financial obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA – An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA – An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A – An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB – An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C – Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB – An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B – An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC – An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC – An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The CC rating is used when a default has not yet occurred but S&P expects default to be a virtual certainty, regardless of the anticipated time of default.

C – An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D – An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within five business days, in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

NR – This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

STATE, MUNICIPAL NOTES AND TAX EXEMPT DEMAND NOTES

MOODY’S SHORT-TERM OBLIGATION RATINGS:

The Municipal Investment Grade (MIG) scale is used to rate US municipal bond anticipation notes of up to three years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating. MIG ratings are divided into three levels—MIG 1 through MIG 3—while speculative grade short-term obligations are designated SG.

MIG 1 – This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 – This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3 – This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow and market access for refinancing is likely to be less well-established.

SG – This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

MOODY’S DEMAND OBLIGATION RATINGS:

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned: a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”). The second element uses a rating from a variation of the MIG rating scale called the Variable Municipal Investment Grade or VMIG scale.

VMIG 1 – This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2 – This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3 – This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG – This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

S&P MUNICIPAL SHORT-TERM NOTE RATINGS:

An S&P U.S. municipal note rating reflects S&P’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P’s analysis will review the following considerations:

– Amortization schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

– Source of payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note

Note rating symbols are as follows:

SP-1 – Strong capacity to pay principal and interest. An issue determined to possess very strong capacity to pay debt service is given a plus (+) designation.

SP-2 – Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 – Speculative capacity to pay principal and interest.

COMMERCIAL PAPER RATINGS

MOODY’S GLOBAL SHORT-TERM RATINGS:

Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.

Prime-1 (P-1) – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

Prime-2 (P-2) – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

Prime-3 (P-3) – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

Not Prime - (NP) – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

S&P SHORT-TERM ISSUE CREDIT RATINGS:

A-1 – A short-term obligation rated ‘A-1’ is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2 – A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 – A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B – A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

C – A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D – A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

INTERNATIONAL LONG-TERM CREDIT RATINGS

FITCH RATINGS LTD. (“FITCH”):

International credit ratings relate to either foreign currency or local currency commitments and, in both cases, assess the capacity to meet these commitments using a globally applicable scale. As such, both foreign currency and local currency international ratings are internationally comparable assessments.

The local currency international rating measures the likelihood of repayment in the currency of the jurisdiction in which the issuer is domiciled and hence does not take account of the possibility that it will not be possible to convert local currency into foreign currency, or make transfers between sovereign jurisdictions (transfer and convertibility (T&C) risk).

Foreign currency ratings additionally consider the profile of the issuer or note after taking into account transfer and convertibility risk. This risk is usually communicated for different countries by the Country Ceiling, which “caps” the foreign currency ratings of most, though not all, issuers within a given country.

Where the rating is not explicitly described in the relevant rating action commentary as local or foreign currency, the reader should assume that the rating is a “foreign currency” rating (i.e. the rating is applicable for all convertible currencies of obligation).

AAA – Highest Credit Quality. ‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA – Very High Credit Quality. ‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A – High Credit Quality. ‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB – Good Credit Quality. ‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB – Speculative. ‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B – Highly Speculative. ‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC – Substantial Credit Risk. Default is a real possibility.

CC – Very High Levels Of Credit Risk. Default of some kind appears probable.

C – Exceptionally High Levels Of Credit Risk. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a ‘C’ category rating for an issuer include:

-             the issuer has entered into a grace or cure period following non-payment of a material financial obligation;

-             the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

-             Fitch Ratings otherwise believes a condition of ‘RD’ or ‘D’ to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.

RD – Restricted Default. ‘RD’ ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased operating. This would include:

-             the selective payment default on a specific class or currency of debt;

-             the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

-             the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

-             execution of a distressed debt exchange on one or more material financial obligations.

D – Default. ‘D’ ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

“Imminent” default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Note:

The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-Term IDR category, or to Long-Term IDR categories below ‘B’.

NATIONAL LONG-TERM CREDIT RATINGS

FITCH:

For those countries in which foreign and local currency sovereign ratings are below ‘AAA’, and where there is demand for such ratings, Fitch Ratings will provide National Ratings. It is important to note that each National Rating scale is unique and is defined to serve the needs of the local market in question.

The National Rating scale provides a relative measure of creditworthiness for rated entities only within the country concerned. Under this rating scale, an ‘AAA’ Long-Term National Rating will be assigned to the lowest relative risk within that country, which, in most but not all cases, will be the sovereign state.

The National Rating scale merely ranks the degree of perceived risk relative to the lowest default risk in that same country. Like local currency ratings, National Ratings exclude the effects of sovereign and transfer risk and exclude the possibility that investors may be unable to repatriate any due interest and principal repayments. It is not related to the rating scale of any other national market. Comparisons between different national scales or between an individual national scale and the international rating scale are therefore inappropriate and potentially misleading. Consequently they are identified by the addition of a special identifier for the country concerned, such as ‘AAA(arg)’ for National Ratings in Argentina.

In certain countries, regulators have established credit rating scales, to be used within their domestic markets, using specific nomenclature. In these countries, the agency’s National Rating definitions may be substituted by the regulatory scales. For instance, Fitch’s National Short-Term Ratings of ‘F1+(xxx)’, ‘F1(xxx)’, ‘F2(xxx)’ and ‘F3(xxx)’ may be substituted by the regulatory scales, e.g., ‘A1+’, ‘A1’, ‘A2’ and ‘A3’. The below definitions thus serve as a template, but users should consult the individual scales for each country listed on Fitch’s regional websites to determine if any additional or alternative category definitions apply.

AAA(xxx) – ‘AAA’ National Ratings denote the highest rating assigned by the agency in its National Rating scale for that country. This rating is assigned to issuers or obligations with the lowest expectation of default risk relative to all other issuers or obligations in the same country.

AA(xxx) – ‘AA’ National Ratings denote expectations of very low default risk relative to other issuers or obligations in the same country. The default risk inherent differs only slightly from that of the country’s highest rated issuers or obligations.

A(xxx) – ‘A’ National Ratings denote expectations of low default risk relative to other issuers or obligations in the same country. However, changes in circumstances or economic conditions may affect the capacity for timely repayment to a greater degree than is the case for financial commitments denoted by a higher rated category.

BBB(xxx) – ‘BBB’ National Ratings denote a moderate default risk relative to other issuers or obligations in the same country. However, changes in circumstances or economic conditions are more likely to affect the capacity for timely repayment than is the case for financial commitments denoted by a higher rated category.

BB(xxx) – ‘BB’ National Ratings denote an elevated default risk relative to other issuers or obligations in the same country. Within the context of the country, payment is uncertain to some degree and capacity for timely repayment remains more vulnerable to adverse economic change over time.

B(xxx) – ‘B’ National Ratings denote a significantly elevated default risk relative to other issuers or obligations in the same country. Financial commitments are currently being met but a limited margin of safety remains and capacity for continued timely payments is contingent upon a sustained, favorable business and economic environment. For individual obligations, this rating may indicate distressed or defaulted obligations with potential for extremely high recoveries.

CCC(xxx) – ‘CCC’ National Ratings denote that default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

CC(xxx) – ‘CC’ National Ratings denote that default of some kind appears probable.

C(xxx) – ‘C’ National Ratings denote that default is imminent.

RD(xxx) – Restricted Default. ‘RD’ ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased business. This would include:

a. the selective payment default on a specific class or currency of debt;

b. the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

c. the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

d. execution of a distressed debt exchange on one or more material financial obligations.

D(xxx) – ‘D’ National Ratings denote an issuer or instrument that is currently in default.

SHORT-TERM CREDIT RATINGS

FITCH:

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream, and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign and structured obligations, and up to 36 months for obligations in U.S. public finance markets.

F1 – Highest Short-Term Credit Quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2 – Good Short-Term Credit Quality. Good intrinsic capacity for timely payment of financial commitments.

F3 – Fair Short-Term Credit Quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B – Speculative Short-Term Credit Quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C – High Short-Term Default Risk. Default is a real possibility.

RD – Restricted Default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

D – Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

NATIONAL SHORT-TERM CREDIT RATINGS

FITCH:

F1(xxx) – Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Under the agency’s National Rating scale, this rating is assigned to the lowest default risk relative to others in the same country. Where the liquidity profile is particularly strong, a “+” is added to the assigned rating.

F2(xxx) – Indicates a good capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F3(xxx) – Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

B(xxx) – Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Such capacity is highly susceptible to near-term adverse changes in financial and economic conditions.

C(xxx) – Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

RD(xxx): Restricted Default. – Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D(xxx) – Indicates actual or imminent payment default.

Notes to Long-Term and Short-Term National Ratings:

The ISO International Country Code is placed in parentheses immediately following the rating letters to indicate the identity of the National market within which the rating applies. For illustrative purposes, (xxx) has been used.

“+” or “-” may be appended to a National Rating to denote relative status within a major rating category. Such suffixes are not added to the ‘AAA(xxx)’ Long-Term National Rating category, to categories below ‘CCC(xxx)’, or to Short-Term National Ratings other than ‘F1(xxx)’.

APPENDIX B

RBC Funds Trust

Proxy Voting Policies and Procedures

Introduction

As registered investment management companies, the RBC Funds (each a “Fund” and, collectively, the “Funds”) are required to (i) file proxy voting records with the SEC and make them available to shareholders, (ii) provide disclosure describing how proxies of portfolio securities held by the Funds are voted, and (iii) disclose in shareholder reports how individuals can access the Funds’ description of their policies and procedures.

Since each of the Funds of the RBC Funds Trust (the “Trust”) is the beneficial owner of its portfolio securities, the Funds’ Board of Trustees (“Board”), acting on the Funds’ behalf, is responsible for voting portfolio securities. As a practical matter, the Board has delegated this function to RBC Global Asset Management (U.S) Inc. (“RBC GAM (US) or the “Adviser”), the Funds’ Adviser and co-administrator, subject to the Board’s oversight.

All material amendments to these Procedures must either be approved in advance by the Board or ratified by the Board as determined by the RBC Funds Chief Compliance Officer (“CCO”) upon consultation with Counsel to the Independent Trustees. Non-material amendments to these Procedures may be made by the CCO and reported to the Board at the next scheduled in-person meeting.

Applicable Regulations

See Disclosure of Proxy Voting Policies and Procedures and Proxy Voting Records by Registered Investment Management Companies, SEC Release Nos. 33-8188, 34-47304, IC-25922, (January 31, 2003), as further described below.

1. Proxy Voting Record

Rule 30b1-4 of the Investment Company Act of 1940 requires that the Funds file complete proxy voting records on an annual basis on Form N-PX, which contains the complete proxy voting record for the twelve-month period ended June 30, by no later than August 31 of each year.

Pursuant to Form N-1A, the Funds are required to disclose in their Statement of Additional Information (“SAI”) and shareholder reports that proxy voting records are available to shareholders (i) without charge upon request by calling a specified toll-free (or collect) number or through the Funds’ website at a specified address and (ii) on the SEC’s website at http://www.sec.gov.

2. Disclosure of Proxy Voting Policies and Procedures

Pursuant to Form N-1A, the Funds are required to disclose in their SAI the policies and procedures that they use for voting proxies. The disclosure must include the policies the Funds use when there is a conflict of interest between shareholders and the Funds’ Adviser, Sub-Advisers, principal underwriter, or other affiliated person. The disclosure should also include general policies and procedures for voting on specific types of issues.

3. Disclosure Regarding Access to the Funds’ Description of Policies and Procedures

Pursuant to Form N-1A, the Funds are required to disclose in their shareholder reports how individuals can access the Funds’ description of the policies and procedures that they use to vote proxies (i) without charge upon request by calling a specified toll-free (or collect) number, (ii) on the Funds’ website at a specified address, if applicable and (iii) on the SEC’s website at http://www.sec.gov.

Policies

●	The Trust seeks to assure that proxies received by the Trust or its delegate are voted in the best interests of the Trust’s shareholders, and has accordingly adopted these policies and procedures on behalf of each Fund.

●	Proxies of the Funds’ portfolio securities shall generally be voted in accordance with the Adviser’s custom proxy guidelines (the “Guidelines”). The Adviser reviews and updates the Guidelines on an ongoing basis as corporate governance best practices evolve. While proxies will generally be voted in accordance with the Guidelines, there may be circumstances where the Adviser believes it is in the best interests of the Funds’ shareholders to vote differently than as contemplated by the Guidelines, or to withhold a vote or abstain from voting.

●	Institutional Shareholder Services Inc. (“ISS”), owned by VISS Holdings, Inc., an affiliate of Vestar Capital Partners, has been engaged as the Adviser’s and Funds’ proxy research and voting service. The Adviser has satisfied itself that ISS has implemented adequate policies and procedures, including information barriers, to reasonably guard against and to resolve any conflicts of interest which may arise in connection with its provision of research analyses, vote recommendations, and proxy voting services. The Adviser has no affiliation or material business, professional or other relationship with ISS.

●	The Adviser has engaged RBC Global Asset Management Inc., (“RBC GAM Inc.”), an affiliate of the Adviser, to review proxy recommendations and votes entered by ISS on the Funds’ behalf to confirm adherence to the Guidelines.

Procedures

1.       Direction of Ballots to Proxy Voting Agent

The Funds’ custodians have been instructed to direct all ballots, meeting notices and other proxy materials to ISS for voting in accordance with the Guidelines. As new Funds under the Trust are established or additional custodial accounts opened for existing Funds, the Funds’ Treasurer and Chief Financial Officer shall complete all required documentation to ensure proxy ballots for such Funds and accounts are properly directed to ISS.

2.       Proxy Vote Overrides

If a portfolio manager or other personnel of the Adviser would like to recommend that a particular proxy be voted in a manner that is different from the Guidelines, such request must be submitted in writing to the Adviser’s Proxy Working Group (the “Working Group”) using the Adviser’s Proxy Override Request Form. The request shall be submitted to the Working Group, of which the Fund’s Treasurer and Chief Financial Officer is a member, and must be approved by the Adviser’s CIO before being submitted to the Proxy Voting Committee of RBC GAM Inc. for review and approval. If a portfolio manager or other personnel of an affiliated Sub-Adviser would like to recommend that a particular proxy be voted in a manner that is different from the Guidelines, such request shall be submitted in writing to the Proxy Voting Committee of RBC GAM Inc. for review and approval, of which a representative of the Adviser is a member. All proxy vote override requests involving a security held by a Fund will be reviewed by the Adviser’s CIO or his delegate. The Fund’s Treasurer and Chief Financial Officer will also be notified of such proxy vote override requests. If approved, RBC GAM Inc. will instruct ISS to vote the proxy in accordance with the override request.

All proxy vote override requests, whether approved or declined, involving a security held by one or more of the Funds will be reported to the Governance Committee of the Board at its next regularly scheduled meeting.

3.       Oversight and Coordination of Form N-PX Filing

The Funds’ Treasurer and Chief Financial Officer shall oversee and coordinate the Form N-PX filing process, including the following:

●	Identification of respective Funds and Fund accounts held at each Custodian that report to the proxy voting agent and tabulator;

●	Maintenance of account groups and/or account identification used in the proxy voting process;

●	Review of interim reports, including a review of un-voted meetings and appropriate resolution to such meetings, as necessary;

●	Review of voting history for twelve-month reporting period; and

●	Review and approval of EDGARized Form N-PX filing and verification that filing was completed within required time frame.

For each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report, and with respect to which the Fund was entitled to vote, Form N-PX requires the following information:

●	The name of the issuer of the portfolio security

●	The exchange ticker symbol and CUSIP number for the portfolio security

●	The shareholder meeting date

●	A brief identification of the matter voted on

●	Whether the matter was proposed by the issuer or by a security holder

●	Whether and how the fund cast its vote on the matter

●	Whether the fund cast its vote for or against management

4.       Board Oversight

The Board fulfills its oversight responsibilities in a number of ways, including, but not limited to, the following:

●	Review and approval of the Funds’ Proxy Voting Policies and Procedures

●	Annual review and adoption of the Adviser’s Proxy Voting Guidelines

●	Review of reports provided to the Governance Committee of the Board and/or the Board by the Funds’ Treasurer and Chief Financial Officer

Escalation

Exceptions or violations related to these policies and procedures shall be escalated to the Funds’ Treasurer and Chief Financial Officer, the Funds’ President, and the Funds’ Chief Compliance Officer.

Reporting

The Funds’ Treasurer and Chief Financial Officer will present an annual summary to the Governance Committee of the Board related to proxy voting matters.

The Funds’ Treasurer and Chief Financial Officer will provide a summary to the Governance Committee of the Board of all instances in which the Adviser’s Proxy Working Group has received and considered requests to vote a proxy in a manner that is different than the Adviser’s Proxy Voting Guidelines.

As requested by the Board or the Governance Committee of the Board, other information related to proxy voting activities will be presented by the Funds’ Treasurer and Chief Financial Officer.

Recordkeeping

The Fund shall maintain and preserve for a period of not less than seven years (the first two years in an easily accessible place) a copy of these Procedures, as well as any documentation described in these Procedures.

Disclosures

1.       Form N-PX

The Funds file Form N-PX annually, which contains complete proxy voting records for the twelve-month period ended June 30, by no later than August 31 of each year.

2.       Statement of Additional Information

The Funds disclose in their SAIs the policies and procedures that they use with respect to voting proxies.

The Funds also disclose that voting records are available to shareholders either upon request or through the SEC website.

3.       Shareholder Reports

The Funds disclose in their shareholder reports that a description of the Funds’ proxy voting policies and procedures is available (i) without charge, upon request; (ii) on the Funds’ website; and (iii) on the SEC’s website.

The Funds also disclose that voting records are available to shareholders on the Funds’ website and on the SEC’s website.

Business Owner

RBC Funds Trust Treasurer and Chief Financial Officer

Related Policies and Procedures

●	Annual Registration Statement Update Procedures

Annual Review

An annual review of these Policies and Procedures to assess adequacy and effectiveness of implementation is conducted in conjunction with the Funds’ Rule 38a-1 annual report.

Approval Date

-      September 12, 2008

Material Revision Dates

-      February 22, 2010 (approved by the Board on March 23, 2010)

-      September 1, 2011 (approved by the Board on September 27, 2011)

-      June 9, 2015 (approved by the Board on June 18, 2015)

-      March 15, 2016 (approved by the Board on March 30, 2016)

Non-Material Revision Dates

-      August 19, 2009 (reported to the Board on September 2, 2009)

-      October 31, 2009 (reported to the Board on December 1, 2009)

-      June 11, 2012 (reported to the Board on June 26, 2012)

-      April 30, 2013 (reported to the Board on June 18, 2013)

-       March 12, 2015 (reported to the Board on March 31, 2015)

-      June 8, 2016 (reported to the Board on June 28, 2016)

-      March 13, 2017 (reported to the Board on March 30, 2017)

PART C

OTHER INFORMATION

Item 28. Exhibits

(a)	(1)	Agreement and Declaration of Trust dated December 16, 2003. (1)

	(2)	Instrument Memorializing Resolutions of the Board of Trustees. (3)

	(3)	Instrument Memorializing Resolutions of the Board of Trustees. (15)

	(4)	Instrument Memorializing Resolutions of the Board of Trustees. (20)

	(5)	Instrument Memorializing Resolution of the Board of Trustees. (24)

	(6)	Instrument Memorializing Resolution of the Board of Trustees. (26)

	(7)	Instrument Memorializing Resolution of the Board of Trustees. (29)

	(8)	Instrument Memorializing Resolution of the Board of Trustees. (33)

	(9)	Instrument Memorializing Resolution of the Board of Trustees. (34)

	(10)	Instrument Memorializing Resolution of the Board of Trustees. (37)

	(11)	Instrument Memorializing Resolution of the Board of Trustees. (41)

	(12)	Amended and Restated Agreement and Declaration of Trust dated June 29, 2017. (46)

(b)	By-Laws, effective as of January 13, 2004. (2)

(c)	See Article III, “Shares,” and Article V, “Shareholders’ Voting Powers and Meetings,” of the Registrant’s Agreement and Declaration of Trust dated December 16, 2003. See Article II, “Meetings of Shareholders,” of the Registrant’s By-Laws, effective January 13, 2004.

(d)	(1)	Master Investment Advisory Contract dated April 16, 2004, Amended as of December 7, 2006, between the Registrant and Voyageur Asset Management Inc. with respect to Tamarack Large Cap Growth Fund, Tamarack Mid Cap Growth Fund, Tamarack Small Cap Growth Fund and Tamarack Quality Fixed Income Fund and Investment Advisory Contract Supplements dated April 16, 2004, Amended as of December 7, 2006, on behalf of each of Tamarack Large Cap Growth Fund, Tamarack Mid Cap Growth Fund, Tamarack Small Cap Growth Fund and Tamarack Quality Fixed Income Fund, Amended as of July 28, 2008, on behalf of the Access Capital Community Investment Fund. (12)

	(2)	Master Investment Advisory Contract dated April 16, 2004, Amended and Restated as of August 18, 2009 on behalf of the Tamarack Mid Cap Growth Fund, Tamarack Quality Fixed Income Fund and Access Capital Community Investment Fund. (14)

	(3)	Master Investment Advisory Contract dated April 16, 2004, Amended and Restated as of December 31, 2009 on behalf of the RBC Mid Cap Growth Fund, RBC Mid Cap Value Fund and Access Capital Community Investment Fund. (18)

(i) Amendment to Investment Advisory Agreement dated September 9, 2013 between Registrant and RBC Asset Management (U.S.) Inc. with respect to the Access Capital Community Investment Fund. (25)

	(4)	Investment Advisory Agreement dated April 16, 2004 between the Registrant and Voyageur Asset Management Inc. with respect to Tamarack Enterprise Fund. (6)

(i) Investment Advisory Agreement amended as of November 22, 2010 between Registrant and RBC Asset Management (U.S.) Inc. with respect to the RBC Enterprise Fund. (18)

	(5)	Investment Advisory Agreement dated April 16, 2004 between the Registrant and Voyageur Asset Management Inc. with respect to Tamarack Microcap Value Fund. (6)

	(6)	Investment Advisory Agreement dated April 16, 2004, Amended and Restated as of November 14, 2011, between the Registrant and RBC Global Asset Management (U.S.) Inc. with respect to Prime Money Market Fund, U.S. Government Money Market Fund, and Tax-Free Money Market Fund. (21)

	(7)	Investment Advisory Agreement amended as of November 22, 2010 between Registrant and RBC Global Asset Management (U.S.) Inc. with respect to the RBC Small Cap Core Fund. (18)

(i) Amendment to Investment Advisory Agreement dated November 27, 2012 between Registrant and RBC Global Asset Management (U.S.) Inc. with respect to the RBC Small Cap Core Fund. (23)

	(8)	Master Investment Advisory Agreement dated September 1, 2011 between the Registrant and RBC

Global Asset Management (U.S.) Inc. with respect to RBC BlueBay Emerging Market Select Bond Fund, RBC BlueBay Emerging Market Corporate Bond Fund, RBC BlueBay Global High Yield Bond Fund and RBC BlueBay Global Convertible Bond Fund. (20)

		(i)	Amendment to Investment Advisory Agreement dated October 31, 2012 between the Registrant and RBC Global Asset Management (U.S.) Inc. with respect to RBC BlueBay Absolute Return Fund. (23)

		(ii)	Amendment to Investment Advisory Agreement dated December 20, 2013 between the Registrant and RBC Global Asset Management (U.S.) Inc. with respect to RBC Emerging Markets Equity Fund, RBC Emerging Markets Small Cap Equity Fund, RBC Short Duration Fixed Income Fund and RBC Ultra-Short Fixed Income Fund. (26)

		(iii)	Amendment dated October 1, 2014 to Master Investment Advisory Agreement dated September 1, 2011, as supplemented by Amendments dated October 31, 2012 and December 20, 2013 between the Registrant and RBC Global Asset Management (U.S.) Inc. with respect to RBC BlueBay Emerging Market Select Bond Fund, RBC BlueBay Emerging Market Corporate Bond Fund, RBC BlueBay Global High Yield Bond Fund, RBC BlueBay Global Convertible Bond Fund, RBC BlueBay Absolute Return Fund, RBC Emerging Markets Equity Fund, RBC Emerging Markets Small Cap Equity Fund, RBC Short Duration Fixed Income Fund, RBC Ultra-Short Fixed Income Fund, RBC Small Cap Value Fund, RBC BlueBay Total Return Credit Fund, RBC BlueBay Emerging Market Unconstrained Fixed Income Fund, RBC Global Opportunities Fund and RBC International Opportunities Fund. (32)

	(9)	Not applicable.

	(10)	Not applicable.

	(11)	Sub-Advisory Agreement dated December 20, 2013 between RBC Global Asset Management (U.S.) Inc. and RBC Global Asset Management (UK) Limited with respect to RBC Emerging Markets Equity Fund and RBC Emerging Markets Small Cap Equity Fund. (26)

		(i)	Amendment dated October 23, 2014 to the Amended and Restated Investment Sub-Advisory Agreement dated November 27, 2013 among RBC Global Asset Management (U.S.) Inc. and RBC Global Asset Management (UK) Limited with respect to RBC Emerging Markets Equity Fund, RBC Emerging Markets Small Cap Equity Fund, RBC Global Opportunities Fund and RBC International Opportunities Fund. (33)

	(12)	Not applicable.

	(13)	Amended and Restated Investment Sub-Advisory Agreement dated November 27, 2013 among RBC Global Asset Management (U.S.) Inc., BlueBay Asset Management LLP and BlueBay Asset Management USA LLC with respect to RBC BlueBay Emerging Market Select Bond Fund, RBC BlueBay Emerging Market Corporate Bond Fund, RBC BlueBay Global Convertible Bond Fund, RBC BlueBay Absolute Return Fund and RBC BlueBay Global High Yield Bond Fund. (25)

		(i)	Amendment dated October 1, 2014 to the Amended and Restated Investment Sub-Advisory Agreement dated November 27, 2013 among RBC Global Asset Management (U.S.) Inc., BlueBay Asset Management LLP and BlueBay Asset Management USA LLC with respect to RBC BlueBay Emerging Market Select Bond Fund, RBC BlueBay Emerging Market Corporate Bond Fund, RBC BlueBay Global Convertible Bond Fund, RBC BlueBay Absolute Return Fund. RBC BlueBay Global High Yield Bond Fund, RBC BlueBay Total Return Credit Fund and RBC BlueBay Emerging Market Unconstrained Fixed Income Fund. (32)

(e)	(1)	Distribution Agreement dated December 28, 2009 between the Trust and Quasar Distributors, LLC with respect to RBC Mid Cap Value Fund, RBC U.S. Long Government/Credit Fund, RBC U.S. Long Corporate Fund, RBC U.S. Investment Grade Corporate Fund, RBC U.S. High Yield Corporate Fund, RBC U.S. PRisM 1 Fund, RBC U.S. PRisM 2 Fund, RBC U.S. PRisM 3 Fund, RBC U.S. Inflation-Linked Fund, RBC U.S. Securitized Asset Fund, Access Capital Community Investment Fund, Prime Money Market Fund, Tax-Free Money Market Fund, U.S. Government Money Market Fund, RBC Enterprise Fund, RBC Small Cap Core Fund, RBC Mid Cap Growth Fund and RBC Microcap Value Fund. (16)

		(i)	First Amendment dated July 1, 2011 to the Distribution Agreement dated December 28, 2009 between the Trust and Quasar Distributors, LLC. (20)

		(ii)	Second Amendment dated November 27, 2012 to the Distribution Agreement dated December 28, 2009 between the Trust and Quasar Distributors, LLC. (23)

		(iii)	Third Amendment dated December 20, 2013 to the Distribution Agreement dated December 28,

2009 between the Trust and Quasar Distributors, LLC. (26)

		(iv)	Fourth Amendment dated September 24, 2014 to the Distribution Agreement dated December 28, 2009 between the Trust and Quasar Distributors, LLC. (33)

(f)	Bonus or Profit Sharing Contracts.

Not applicable.

(g)	(1)	Form of Custody Agreement dated January 1, 2010 between the Trust and U.S. Bank, N.A. (15)

		(i)	First Amendment dated December 20, 2013 to the Custody Agreement dated December 28, 2009. (26)

		(ii)	Second Amendment dated September 28, 2014 to the Custody Agreement dated December 28, 2009. (33)

	(2)	Custody Agreement dated August 1, 2011 between the Trust and The Bank of New York Mellon. (20)

		(i)	Amended and Restated Schedule II dated December 20, 2013 to the Custody Agreement dated August 1, 2011 between the Trust and The Bank of New York Mellon. (26)

		(ii)	Amended and Restated Schedule II dated October 28, 2014 to the Custody Agreement dated August 1, 2011 between the Trust and The Bank of New York Mellon. (33)

	(3)	Foreign Custody Manager Agreement dated August 1, 2011 between the Trust and The Bank of New York Mellon. (20)

		(i)	Amended and Restated Annex I dated December 20, 2013 to the Foreign Custody Manager Agreement dated August 1, 2011 between the Trust and The Bank of New York Mellon. (26)

		(ii)	Amended and Restated Annex I dated October 28, 2014 to the Foreign Custody Manager Agreement dated August 1, 2011 between the Trust and The Bank of New York Mellon. (33)

(h)	Other Material Contracts.

	(1)	Amended and Restated Administrative Services Agreement dated as of September 1, 2011 with respect to Tax-Free Money Market Fund, U.S. Government Money Market Fund, Prime Money Market Fund, Access Capital Community Investment Fund, RBC U.S. Long Government/Credit Fund, RBC U.S. Long Corporate Fund, RBC U.S. Investment Grade Corporate Fund, RBC U.S. High Yield Corporate Fund, RBC U.S. PRisM 1 Fund, RBC U.S. PRisM 2 Fund, RBC U.S. PRisM 3 Fund, RBC U.S. Inflation-Linked Fund, RBC U.S. Securitized Asset Fund, RBC BlueBay Emerging Market Corporate Bond Fund, RBC BlueBay Emerging Market Select Bond Fund, RBC BlueBay Global High Yield Fund and RBC BlueBay Global Convertible Bond Fund. (23)

		(i)	Amendment dated November 27, 2012 to the Amended and Restated Administrative Services Agreement dated September 1, 2011 for the Tax-Free Money Market Fund, U.S. Government Money Market Fund, Prime Money Market Fund, Access Capital Community Investment Fund, RBC BlueBay Emerging Market Corporate Bond Fund, RBC BlueBay Emerging Market Select Bond Fund, RBC BlueBay Global High Yield Fund, RBC BlueBay Global Convertible Bond Fund and RBC BlueBay Absolute Return Fund. (23)

		(ii)	Amendment dated December 20, 2013 to the Amended and Restated Administrative Services Agreement dated September 1, 2011 for the Tax-Free Money Market Fund, U.S. Government Money Market Fund, Prime Money Market Fund, Access Capital Community Investment Fund, RBC BlueBay Emerging Market Corporate Bond Fund, RBC BlueBay Emerging Market Select Bond Fund, RBC BlueBay Global High Yield Fund, RBC BlueBay Global Convertible Bond Fund and RBC BlueBay Absolute Return Fund, RBC Emerging Markets Equity Fund, RBC Emerging Markets Small Cap Equity Fund, RBC Short Duration Fixed Income Fund and RBC Ultra-Short Fixed Income Fund. (26)

		(iii)	Amendment dated October 23, 2014 to the Amended and Restated Administrative Services Agreement dated September 1, 2011 for the Tax-Free Money Market Fund, U.S. Government Money Market Fund, Prime Money Market Fund, Access Capital Community Investment Fund, RBC BlueBay Emerging Market Corporate Bond Fund, RBC BlueBay Emerging Market Select Bond Fund, RBC BlueBay Global High Yield Fund, RBC BlueBay Global Convertible Bond Fund and RBC BlueBay Absolute Return Fund, RBC Emerging Markets Equity Fund, RBC Emerging Markets Small Cap Equity Fund, RBC Short Duration Fixed Income Fund and RBC Ultra-Short Fixed Income Fund, RBC Small Cap Value Fund, RBC BlueBay Total Return Credit Fund, RBC BlueBay Emerging Market Unconstrained Fixed Income Fund, RBC Global Opportunities Fund and RBC International Opportunities Fund. (33)

	(2)	Administrative Services Agreement dated April 16, 2004, Amended and Restated As of January 25, 2008, between the Trust and Voyageur Asset Management Inc. with respect to Tamarack Tax-Free

Income Fund, Tamarack Enterprise Fund, Tamarack Small Cap Core Fund, Tamarack Value Fund, Tamarack Microcap Value Fund, Tamarack Large Cap Growth Fund, Tamarack Mid Cap Growth Fund, Tamarack Quality Fixed Income Fund and Tamarack SMID Cap Growth Fund. (12)

	(i)	Amendment dated August 18, 2009 to the Administrative Services Agreement dated as of April 16, 2004, as amended and supplemented. (14)

	(ii)	Form of Second Amendment dated December 31, 2009 to the Administrative Services Agreement dated as of April 16, 2004, as amended and supplemented. (15)

	(iii)	Amendment dated September 27, 2010 to the Administrative Services Agreement dated April 16, 2004, as amended and supplemented. (18)

(3)	Administration and Accounting Services Agreement between PFPC Inc. and Tamarack Funds Trust dated October 5, 2007. (11)

	(i)	Amended and Restated Exhibit A dated December 20, 2013 to the Administration and Accounting Services Agreement between BNY Mellon Investment Servicing (US) Inc. (formerly PNC Global Investment Servicing (U.S.) Inc.) and RBC Funds Trust dated October 5, 2007. (26)

	(ii)	Amended and Restated Exhibit A dated October 28, 2014 to the Administration and Accounting Services Agreement between BNY Mellon Investment Servicing (US) Inc. (formerly PNC Global Investment Servicing (U.S.) Inc.) and RBC Funds Trust dated October 5, 2007. (33)

	(iii)	Money Market Fund Services Amendment dated March 21, 2016 to the Administration and Accounting Services Agreement between BNY Mellon Investment Servicing (US) Inc. (formerly PNC Global Investment Servicing (U.S.) Inc.) and RBC Funds Trust dated October 5, 2007. (40)

(4)	Shareholder Account Services Agreement dated April 7, 2005 between the Trust and RBC Dain Rauscher Inc. (6)

	(i)	Amendment to Shareholder Account Services Agreement dated November 21, 2008. (12)

(5)	Form of Shareholder Servicing Agreement effective November 21, 2008 between the Trust and servicing agent with respect to Institutional Class 1 shares of Tamarack Prime Money Market Fund, Tamarack U.S. Government Money Market Fund and Tamarack Tax-Free Money Market Fund. (10)

(6)	Shareholder Servicing Plan effective November 21, 2008 on behalf of RBC Institutional Class 1 shares of Tamarack Prime Money Market Fund, Tamarack U.S. Government Money Market Fund and Tamarack Tax-Free Money Market Fund. (10)

(7)	Amended and Restated Shareholder Servicing Plan dated September 23, 2014 on behalf of the RBC Enterprise Fund, RBC Small Cap Core Fund, RBC SMID Cap Growth Fund, RBC Microcap Value Fund, RBC Mid Cap Value Fund, Access Capital Community Investment Fund, RBC BlueBay Emerging Market Corporate Bond Fund, RBC BlueBay Emerging Market Select Bond Fund, RBC Blue Global High Yield Fund, RBC BlueBay Global Convertible Bond Fund, RBC BlueBay Absolute Return Fund, RBC Emerging Markets Equity Fund, RBC Emerging Markets Small Cap Equity Fund, RBC Short Duration Fixed Income Fund and RBC Ultra-Short Fixed Income Fund RBC BlueBay Total Return Credit Fund, RBC BlueBay Emerging Market Unconstrained Fixed Income Fund, RBC Small Cap Value Fund, RBC Global Opportunities Fund and RBC International Opportunities Fund. (32)

(8)	Amended and Restated Shareholder Account and Distribution Services Plan dated February 1, 2010 on behalf of RBC Institutional Class 2, RBC Select Class, RBC Reserve Class and RBC Investor Class shares of Tamarack Prime Money Market Fund, Tamarack U.S. Government Money Market Fund and Tamarack Tax-Free Money Market Fund. (24)

(9)	Amended and Restated Expense Limitation Agreement dated December 6, 2012 for RBC Mid Cap Value Fund, RBC SMID Cap Growth Fund, RBC Enterprise Fund, RBC Small Cap Core Fund, and RBC Microcap Value Fund. (41)

	(i)	Amendment dated November 27, 2013 to the Amended and Restated Expense Limitation Agreement for RBC Mid Cap Value Fund, RBC SMID Cap Growth Fund, RBC Enterprise Fund, RBC Small Cap Core Fund, and RBC Microcap Value Fund. (25)

	(ii)	Amendment dated August 3, 2015 to the Amended and Restated Expense Limitation Agreement for RBC Mid Cap Value Fund. (37)

	(iii)	Form of Amendment dated October 23, 2015 to the Amended and Restated Expense Limitation Agreement for Class A Shares of the RBC Mid Cap Value Fund. (37)

	(iv)	Amendment dated November 16, 2016 to the Amended and Restated Expense Limitation Agreement for Class R6 Shares of RBC SMID Cap Growth Fund and RBC Small Cap Core Fund. (41)

	(10)	Amended and Restated Expense Limitation Agreement dated October 21, 2016 for U.S. Government Money Market Fund with respect to RBC Institutional Class 2, RBC Select Class, RBC Reserve Class, and RBC Investor Class. (46)

	(11)	Amended and Restated Expense Limitation Agreement dated September 22, 2016 for U.S. Government Money Market Fund with respect to RBC Institutional Class 1. (46)

	(12)	Amended and Restated Expense Limitation Agreement dated December 6, 2012 for Access Capital Community Investment Fund. (24)

	(13)	Expense Limitation Agreement dated October 1, 2014 for RBC BlueBay Emerging Market Select Bond Fund, RBC BlueBay Emerging Market Corporate Bond Fund, RBC BlueBay Global High Yield Bond Fund, RBC BlueBay Global Convertible Bond Fund, RBC BlueBay Absolute Return Fund, RBC Emerging Markets Equity Fund, RBC Emerging Markets Small Cap Equity Fund, RBC Short Duration Fixed Income Fund, RBC Ultra-Short Fixed Income Fund, RBC BlueBay Total Return Credit Fund, RBC BlueBay Emerging Market Unconstrained Fixed Income Fund, RBC International Opportunities Fund, RBC Global Opportunities Fund and RBC Small Cap Value Fund. (41)

(i) Amendment dated August 3, 2015 to the Expense Limitation Agreement for RBC BlueBay Emerging Market Corporate Bond Fund, RBC BlueBay Global High Yield Bond Fund and RBC Emerging Markets Equity Fund. (37)

(ii) Amendment dated November 16, 2016 to the Expense Limitation Agreement for Class R6 Shares of RBC Emerging Markets Equity Fund, RBC Global Opportunities Fund, RBC International Opportunities Fund, RBC BlueBay Emerging Market Select Bond Fund, RBC BlueBay Diversified Credit Fund, and RBC Small Cap Value Fund. (41)

	(14)	Amended and Restated Expense Limitation Agreement dated December 14, 2016 for RBC BlueBay Emerging Market Corporate Bond Fund, RBC BlueBay Global High Yield Bond Fund, RBC BlueBay Global Convertible Bond Fund, RBC BlueBay Absolute Return Fund, RBC Emerging Markets Equity Fund, RBC Emerging Markets Small Cap Equity Fund, RBC Short Duration Fixed Income Fund, RBC Ultra-Short Fixed Income Fund, RBC BlueBay Diversified Credit Fund, RBC BlueBay Emerging Market Unconstrained Fixed Income Fund, RBC International Opportunities Fund, RBC Global Opportunities Fund, RBC Small Cap Value Fund, RBC SMID Cap Growth Fund, RBC Micro Cap Value Fund, RBC Enterprise Fund, RBC Small Cap Core Fund, RBC Mid Cap Value Fund, and Access Capital Community Investment Fund. (46)

	(15)	Transfer Agency Services Agreement dated December 28, 2009 between the Trust and U.S. Bancorp Fund Services, LLC. (21)

(i) First Amendment dated July 1, 2011 to the Transfer Agent Servicing Agreement dated December 28, 2009 between the Trust and U.S. Bancorp Fund Services, LLC. (20)

(ii) Second Amendment dated November 27, 2012 to the Transfer Agent Servicing Agreement dated December 28, 2009 between the Trust and U.S. Bancorp Fund Services, LLC. (23)

(iii) Third Amendment dated December 20, 2013 to the Transfer Agent Servicing Agreement dated December 28, 2009 between the Trust and U.S. Bancorp Fund Services, LLC. (26)

(iv) Fourth Amendment dated September 24, 2014 to the Transfer Agent Servicing Agreement dated December 28, 2009 between the Trust and U.S. Bancorp Fund Services, LLC. (33)

(i)	(1)	Legal opinion with respect to all Funds except RBC Emerging Markets Equity Fund, RBC Emerging Markets Small Cap Equity Fund, RBC Short Duration Fixed Income Fund, and RBC Ultra-Short Fixed Income Fund. (25)

	(2)	Legal opinion with respect to RBC Emerging Markets Equity Fund and RBC Emerging Markets Small Cap Equity Fund. (26)

	(3)	Legal opinion with respect to RBC Short Duration Fixed Income Fund and RBC Ultra-Short Fixed Income Fund. (28)

	(4)	Legal opinion with respect to RBC Emerging Markets Equity Fund, RBC Emerging Markets Small Cap Equity Fund, RBC Short Duration Fixed Income Fund, and RBC Ultra-Short Fixed Income Fund. (31)

	(5)	Legal opinion with respect to RBC Prime Money Market Fund, RBC U.S. Government Money Market Fund, and RBC Tax-Free Money Market Fund. (32)

	(6)	Legal opinion with respect to RBC Small Cap Value Fund, RBC Global Opportunities Fund and RBC International Opportunities Fund. (33)

	(7)	Legal opinion with respect to RBC BlueBay Total Return Credit Fund and RBC BlueBay Emerging Market Unconstrained Fixed Income Fund. (34)

	(8)	Legal opinion with respect to RBC Equity Funds, Access Capital Community Investment Fund and RBC BlueBay Funds. (35)

	(9)	Legal opinion with respect to RBC Fixed Income Funds and RBC Global Equity Funds. (36)

	(10)	Legal opinion with respect to Class A Shares of the RBC Mid Cap Value Fund. (37)

	(11)	Legal opinion with respect to the RBC Money Market Funds. (38)

	(12)	Legal opinion with respect to RBC Equity Funds, Access Capital Community Investment Fund and RBC BlueBay Funds. (39)

	(13)	Legal opinion with respect to the RBC Fixed Income Funds and RBC Global Equity Funds. (40)

	(14)	Legal opinion with respect to Class R6 Shares of the RBC SMID Cap Growth Fund, RBC Small Cap Core Fund, and RBC Small Cap Value Fund. (41)

	(15)	Legal opinion with respect to Class R6 Shares of the RBC Emerging Markets Equity Fund, RBC Global Opportunities Fund, and RBC International Opportunities Fund. (42)

	(16)	Legal opinion with respect to Class R6 Shares of the RBC BlueBay Emerging Market Select Bond Fund and RBC BlueBay Diversified Credit Fund. (43)

	(17)	Legal opinion with respect to the U.S. Government Money Market Fund. (44)

	(18)	Legal opinion with respect to the RBC Equity Funds, Access Capital Community Investment Fund and RBC BlueBay Funds. (45)

	(19)	Legal opinion with respect to the RBC Fixed Income Funds and RBC Global Equity Funds. (46)

(j)	Other Opinions.

	(1)	Power of Attorney for T. Geron Bell, Lucy Hancock Bode, Leslie H. Garner, Jr., Ronald James, John A. MacDonald, H. David Rybolt, James R. Seward, William B. Taylor, and Kathleen A. Gorman dated September 25, 2012. (22)

	(2)	[ ]

	(3)	[ ]

(k)	Omitted Financial Statements.

Not applicable.

(l)	Initial Capital Agreements.

Not applicable.

(m)	(1)	Amended and Restated Master Distribution Plan and Distribution Plan supplements dated December 6, 2012, as supplemented September 24, 2013 and December 20, 2013, for RBC SMID Cap Growth Fund, RBC Small Cap Core Fund, RBC Enterprise Fund, RBC Microcap Value Fund, Access Capital Community Investment Fund, RBC BlueBay Emerging Market Select Bond Fund, RBC BlueBay Emerging Market Corporate Bond Fund, RBC BlueBay Global High Yield Bond Fund, and RBC BlueBay Absolute Return Fund, RBC Emerging Markets Equity Fund and

RBC Emerging Markets Small Cap Equity Fund. (26)

(i) Distribution Plan supplement dated December 6, 2012, as supplemented September 24, 2013, December 20, 2013 and September 29, 2015 for Class A Shares of the RBC Mid Cap Value Fund. (39)

	(2)	Class F Shares Distribution and Service (Rule 12b-1) Plan dated December 5, 2013 for RBC Short Duration Fixed Income Fund and RBC Ultra-Short Fixed Income Fund. (28)

	(3)	Class C Shares Distribution and Service (Rule 12b-1) Plan dated June 18, 2014 for RBC BlueBay Absolute Return Fund. (29)

	(4)	Form of Dealer and Selling Group Agreement. (4)

	(5)	Shareholder Account and Distribution Services Agreement effective November 21, 2008 between Tamarack Distributors Inc. and RBC Capital Markets Corporation for Institutional Class 2, Select Class, Reserve Class and Investor Class shares of Tamarack Prime Money Market Fund, Tamarack U.S. Government Money Market Fund and Tamarack Tax-Free Money Market Fund. (10)

(i) Amendment dated August 19, 2009 to the Shareholder Account and Distribution Services Agreement effective November 21, 2008, between Tamarack Distributors Inc. and RBC Capital Markets Corporation for Institutional Class 2, Select Class, Reserve Class and Investor Class shares of Tamarack Prime Money Market Fund, Tamarack U.S. Government Money Market Fund and Tamarack Tax-Free Money Market Fund. (13)

(ii) Amendment dated January 1, 2010 to the Shareholder Account and Distribution Services Agreement dated November 21, 2008, as amended. (18)

	(6)	Amended and Restated RBC Funds Trust Money Market Funds (Institutional Class 2, Select Class, Reserve Class, Investor Class) Shareholder Account and Distribution Services Plan dated February 1, 2010. (18)

	(7)	Form of Dealer Selling Agreement with Quasar Distributors, LLC. (15)

	(8)	Shareholder Servicing Agreement between the Trust and RBC Capital Markets Corporation for the Institutional Class 1 Shares of the RBC Money Market Funds. (18)

(n)	(1)	Plan Pursuant to Rule 18f-3 dated March 10, 2004. (2)

	(2)	Amended and Restated Multi-Class Plan Pursuant to Rule 18f-3 dated November 21, 2008 for Tamarack Prime Money Market Fund, Tamarack U.S. Government Money Market Fund and Tamarack Tax-Free Money Market Fund. (10)

	(3)	Amended and Restated Multi-Class Plan Pursuant to Rule 18f-3 dated April 23, 2014, for RBC SMID Cap Growth Fund, RBC Enterprise Fund, RBC Small Cap Core Fund, RBC Microcap Value Fund, Access Capital Community Investment Fund, RBC BlueBay Emerging Market Select Bond Fund, RBC BlueBay Emerging Market Corporate Bond Fund, RBC BlueBay Global Convertible Bond Fund, RBC BlueBay Global High Yield Bond Fund, RBC BlueBay Absolute Return Fund, RBC Emerging Markets Equity Fund, RBC Emerging Markets Small Cap Equity Fund, RBC Short Duration Fixed Income Fund and RBC Ultra-Short Fixed Income Fund. (29)

	(4)	Form of Amended and Restated Multi-Class Plan Pursuant to Rule 18f-3 dated September 29, 2015, for Class A Shares for RBC Mid Cap Value Fund. (37)

	(5)	Amended and Restated Multi-Class Plan Pursuant to Rule 18f-3 dated November 16, 2016, for Class R6 Shares for Access Capital Community Investment Fund, RBC Mid Cap Value Fund, RBC Enterprise Fund, RBC Small Cap Core Fund, RBC SMID Cap Growth Fund, RBC Microcap Value Fund, RBC BlueBay Emerging Market Corporate Bond Fund, RBC BlueBay Emerging Market Select Bond Fund, RBC BlueBay Global High Yield Fund, RBC

BlueBay Global Convertible Bond Fund, RBC BlueBay Absolute Return Fund, RBC Emerging Markets Equity Fund, RBC Emerging Markets Small Cap Equity Fund, RBC Short Duration Fixed Income Fund, RBC Ultra-Short Fixed Income Fund, RBC BlueBay Emerging Market Unconstrained Fixed Income Fund, RBC BlueBay Diversified Credit Fund, RBC Small Cap Value Fund, RBC Global Opportunities Fund, and RBC International Opportunities Fund. (41)

	(6)	Amended and Restated Multi-Class Plan Pursuant to Rule 18f-3 dated March 30, 2017 for U.S. Government Money Market Fund. (46)

(o)	Reserved.

(p)	Codes of Ethics.

	(1)	Amended Code of Ethics of RBC Global Asset Management (U.S.) Inc. (23)

	(2)	Code of Ethics of BlueBay Asset Management LLP (23)

	(3)	Amended Code of Ethics of the Trust. (20)

	(4)	Code of Ethics of RBC Global Asset Management (UK) Limited (26)

(1)	Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A filed with the Commission on January 16, 2004.

(2)	Incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed with the Commission on April 13, 2004.

(3)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A filed with the Commission on September 30, 2004.

(4)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A filed with the Commission on January 27, 2006.

(5)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A filed with the Commission on August 31, 2006.

(6)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A filed with the Commission on January 26, 2007.

(7)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A filed with the Commission on January 28, 2008.

(8)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed with the Commission on July 31, 2008.

(9)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A filed with the Commission on September 22, 2008.

(10)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A filed with the Commission on November 19, 2008.

(11)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A filed with the Commission on November 26, 2008.

(12)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A filed with the Commission on January 28, 2009.

(13)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A filed with the Commission on October 16, 2009.

(14)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A filed with the Commission on November 24, 2009.

(15)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A filed with the Commission on December 29, 2009.

(16)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A filed with the Commission on February 1, 2010.

(17)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A filed with the Commission on June 30, 2010.

(18)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A filed with the Commission on November 23, 2010.

(19)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A filed with the Commission on May 10, 2011.

(20)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A filed with the Commission on September 1, 2011.

(21)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed with the Commission on November 23, 2011.

(22)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A filed with the Commission on September 28, 2012.

(23)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A filed with the Commission on November 27, 2012.

(24)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A filed with the Commission on September 26, 2013.

(25)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A filed with the Commission on November 27, 2013.

(26)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A filed with the Commission on December 20, 2013.

(27)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 58 to the Registration Statement on Form N-1A filed with the Commission on December 20, 2013.

(28)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 62 to the Registration Statement on Form N-1A filed with the Commission on February 28, 2014.

(29)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A filed with the Commission on April 25, 2014.

(30)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 65 to the Registration Statement on Form N-1A filed with the Commission on June 24, 2014.

(31)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A filed with the Commission on July 29, 2014.

(32)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 77 to the Registration Statement on Form N-1A filed with the Commission on November 26, 2014.

(33)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 79 to the Registration Statement on Form N-1A filed with the Commission on December 3, 2014.

(34)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 80 to the Registration Statement on Form N-1A filed with the Commission on December 9, 2014.

(35)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 84 to the Registration Statement of Form N-1A filed with the Commission on January 28, 2015.

(36)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 86 to the Registration Statement of Form N-1A filed with the Commission on July 29, 2015.

(37)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 89 to the Registration Statement of Form N-1A filed with the Commission on October 23, 2015.

(38)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 91 to the Registration Statement of Form N-1A filed with the Commission on November 25, 2015.

(39)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 93 to the Registration Statement of Form N-1A filed with the Commission on January 28, 2016.

(40)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 95 to the Registration Statement of Form N-1A filed with the Commission on July 29, 2016.

(41)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 100 to the Registration Statement of Form N-1A filed with the Commission on November 18, 2016.

(42)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 101 to the Registration Statement of Form N-1A filed with the Commission on November 18, 2016.

(43)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 104 to the Registration Statement of Form N-1A filed with the Commission on December 23, 2016.

(44)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 105 to the Registration Statement of Form N-1A filed with the Commission on January 9, 2017.

(45)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 108 to the Registration Statement of Form N-1A filed with the Commission on January 27, 2017.

(46)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 108 to the Registration Statement of Form N-1A filed with the Commission on July 27, 2017.

Item 29. Persons Controlled By or Under Common Control with the Registrant

None.

Item 30. Indemnification

The Agreement and Declaration of Trust of the Registrant, Article VII, Section 2, provides the following:

(a) To the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Statutory Trust Act (12 Del. C.ss.ss. 3801 et seq.), as amended from time to time (“DSTA”), the officers and Trustees shall not be responsible or liable in any event for any act or omission of: any agent or employee of the Trust; any investment adviser or principal underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively. The Trust, out of the trust property, shall indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or Trustee’s performance of his or her duties as an officer or Trustee of the Trust. This limitation on liability applies to events occurring at the time a person serves as a Trustee or officer of the Trust whether or not such person is a Trustee or officer at the time of any proceeding in which liability is asserted. Nothing herein contained shall indemnify, hold harmless or protect any officer or Trustee from or against any liability to the Trust or any Shareholder to which such

Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Person’s office.

The By-Laws of the Registrant, Article VI, Section 6.02, provides the following:

Subject to the exceptions and limitations contained in Section 6.04 of this Article VI, the Trust shall indemnify its Trustees and officers to the fullest extent permitted by state law and the 1940 Act. Without limitation of the foregoing, the Trust shall indemnify each person who was or is a party or is threatened to be made a party to any proceedings, by reason of alleged acts or omissions within the scope of his or her service as a Trustee or officer of the Trust, against judgments, fines, penalties, settlements and reasonable expenses (including attorneys’ fees) actually incurred by him or her in connection with such proceeding to the maximum extent consistent with state law and the 1940 Act. The Trust may, to the fullest extent consistent with law, indemnify each person who is serving or has served at the request of the Trust as a director, officer, partner, trustee, employee, agent or fiduciary of another domestic or foreign corporation, partnership, joint venture, trust, other enterprise or employee benefit plan (“Other

Position”) and who was or is a party or is threatened to be made a party to any proceeding by reason of alleged acts or omissions while acting within the scope of his or her service in such Other Position, against judgments, fines, settlements and reasonable expenses (including attorneys’ fees) actually incurred by him or her in connection with such proceeding to the maximum extent consistent with state law and the 1940 Act. The indemnification and other rights provided by this Article VI shall continue as to a person who has ceased to be a Trustee or officer of the Trust. Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to trustees, officers, and controlling persons or Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Investment Company Act of 1940, as amended, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of the Advisor

RBC Global Asset Management (U.S.) Inc., the investment advisor to each series of the Trust, is a registered investment advisor. Information as to the directors and officers of RBC Global Asset Management (U.S.) Inc., together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of RBC Global Asset Management (U.S.) Inc. in the last two years, is included in its application for registration as an investment advisor on Form ADV (IARD/CRD No. 104717; SEC File No. 801-42) filed with the SEC under the Investment Advisers Act of 1940 and is incorporated herein by reference thereto.

Item 32. Principal Underwriters

(a)	Quasar Distributors, LLC, (“Quasar”), a wholly-owned subsidiary of US Bancorp., is principal underwriter for each of the RBC Funds. Quasar is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). To the best of the Registrant’s knowledge, Quasar also acts as principal underwriter for the following investment companies:

Quasar Distribution Clients

(b)	Quasar is located at 615 East Michigan Street, Milwaukee, WI 53202. The following is a list of the executive officers, directors and partners of Quasar. The business address for each of the executive officers and directors of Quasar, except Mr. Kern, is US Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, WI 53202. The business address for Mr. Kern is US Bancorp Fund Services, LLC, 777 East Wisconsin Avenue, Milwaukee, WI 53202.

Name	Positions and Offices with Quasar Distributors, LLC	Positions and Offices with the Registrant
James Robert Schoenike	President and Board Member	None
Andrew M. Strnad	Vice President and Secretary	None
Teresa Cowan	Senior Vice President and Assistant Secretary	None
Susan LaFond	Vice President and Treasurer	None
Brett Scribner	Assistant Treasurer	None
Peter Hovel	Chief Financial Officer	None
Joseph Neuberger	Board Member	None
Robert Kern	Board Member	None

(c)	Not applicable.

Item 33. Location of Accounts and Records

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of: (a) the Registrant; (b) the Investment Advisor and Co-Administrator; (c) the Principal Underwriter; (d) the Sub-Adviser; (e) the Sub-

Adviser in the U.S.; (f) the Transfer Agent; and (g) the Fund Accounting Agent and Co-Administrator; (h) the Custodian – RBC SMID Cap Growth Fund, RBC Microcap Value Fund, RBC Enterprise Fund, RBC Small Cap Core Fund, RBC Mid Cap Value Fund, RBC Small Cap Value Fund, U.S. Government Money Market Fund, Access Capital Community Investment Fund, RBC Short Duration Fixed Income Fund, and RBC Ultra-Short Fixed Income Fund; and (i) the Custodian – RBC Emerging Markets Equity Fund, RBC Emerging Markets Small Cap Equity Fund, RBC Global Opportunities Fund, RBC International Opportunities Fund, RBC BlueBay Emerging Market Select Bond Fund, RBC BlueBay Emerging Market Corporate Bond Fund, RBC BlueBay Global High Yield Bond Fund, RBC BlueBay Global Convertible Bond Fund, RBC BlueBay Absolute Return Fund, RBC BlueBay Diversified Credit Fund and RBC BlueBay Emerging Market Unconstrained Fixed Income Fund. The address of each is as follows:

(a)	RBC Funds Trust
50 South Sixth Street, Suite 2350
Minneapolis, MN 55402

(b)	RBC Global Asset Management (U.S.) Inc.
50 South Sixth Street, Suite 2350
Minneapolis, MN 55402

(c)	BlueBay Asset Management LLP
77 Grosvenor Street, W1K 3JR
London, United Kingdom

(d)	BlueBay Asset Management USA LLC
Four Stamford Plaza
107 Elm Street, Suite 512
Stamford, CT 06902

(e)	RBC Global Asset Management (UK) Limited
Riverbank House
2 Swan Lane
London, United Kingdom, EC4R3BF

(f)	U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

(g)	The Bank of New York Mellon
760 Moore Road
Valley Forge, PA 19406

(h)	U.S. Bank, N.A.
1555 N. Rivercenter Drive, Suite 302
Milwaukee, WI 53212

(i)	The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Item 34. Management Services

Not applicable.

Item 35. Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 114 to this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis, and State of Minnesota, on the 2nd day of October, 2017.

RBC FUNDS TRUST

By:	/s/ Kathleen A. Gorman
Kathleen A. Gorman President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

/s/ Kathleen A. Gorman	Date: October 2, 2017
Kathleen A. Gorman
Trustee, President and Chief Executive Officer

/s/ Kathleen A. Hegna	Date: October 2, 2017
Kathleen A. Hegna
Chief Financial Officer

Trustees

*	*
Leslie H. Garner, Jr.	Lucy Hancock Bode

*	*
H. David Rybolt	Ronald James

*	*
William B. Taylor	John A. MacDonald

*
James R. Seward

*By:	/s/ Kathleen A. Gorman	Date: October 2, 2017
Kathleen A. Gorman, attorney-in-fact

EXHIBITS

None